                                IDEX MUTUAL FUNDS

                             ALGER AGGRESSIVE GROWTH
                        AMERICAN CENTURY INCOME & GROWTH
                         AMERICAN CENTURY INTERNATIONAL
                    ASSET ALLOCATION - CONSERVATIVE PORTFOLIO
                       ASSET ALLOCATION - GROWTH PORTFOLIO
                  ASSET ALLOCATION - MODERATE GROWTH PORTFOLIO
                      ASSET ALLOCATION - MODERATE PORTFOLIO
                         CLARION REAL ESTATE SECURITIES
                              FEDERATED TAX EXEMPT
                          GREAT COMPANIES -- AMERICA(SM)
                           GREAT COMPANIES -- GLOBAL(2)
                         GREAT COMPANIES -- TECHNOLOGY(SM)
                            ISABELLE SMALL CAP VALUE
                                 JANUS BALANCED
                              JANUS FLEXIBLE INCOME
                                  JANUS GLOBAL
                                  JANUS GROWTH

                              JANUS GROWTH & INCOME
                           JENNISON EQUITY OPPORTUNITY
                           LKCM STRATEGIC TOTAL RETURN
                                 MARSICO GROWTH
                               PBHG MID CAP GROWTH
                             PIMCO REAL RETURN TIPS
                               PIMCO TOTAL RETURN
                                 SALOMON ALL CAP
                             SALOMON INVESTORS VALUE
                          T. ROWE PRICE HEALTH SCIENCES
                             T. ROWE PRICE SMALL CAP
                       T. ROWE PRICE TAX-EFFICIENT GROWTH
                    TRANSAMERICA CONSERVATIVE HIGH-YIELD BOND
                       TRANSAMERICA CONVERTIBLE SECURITIES
                               TRANSAMERICA EQUITY
                        TRANSAMERICA GROWTH OPPORTUNITIES
                            TRANSAMERICA MONEY MARKET
                           TRANSAMERICA VALUE BALANCED

                       STATEMENT OF ADDITIONAL INFORMATION

                                  MARCH 1, 2003


                         As supplemented March 12, 2003


                                IDEX MUTUAL FUNDS
                              570 Carillon Parkway
                          St. Petersburg, Florida 33716
                   Customer Service (888) 233-4339 (toll free)

The funds listed above are series of IDEX Mutual Funds ("IDEX"), an open-end management investment company that offers a selection of investment funds. IDEX is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). All funds, other than IDEX Salomon All Cap, IDEX Great Companies -- America(SM), IDEX T. Rowe Price Health Sciences, IDEX Great Companies -- Technology(SM) , IDEX Clarion Real Estate Securities and IDEX PIMCO Real Return TIPS are diversified.

This Statement of Additional Information ("SAI") is not a prospectus, and should be read in conjunction with the IDEX prospectus dated March 1, 2003, which may be obtained free of charge by writing or calling IDEX at the above address or telephone number. This SAI contains additional and more detailed information about the IDEX operations and activities than that set forth in the prospectus. The IDEX annual and semi-annual reports to shareholders are incorporated by reference into this SAI.

ISF 00065-3/03

                                TABLE OF CONTENTS

                                                                                                             Page
  INVESTMENT OBJECTIVES...................................................................................    1
  INVESTMENT RESTRICTIONS, POLICIES AND PRACTICES.........................................................    1
      Investment Restrictions of IDEX Alger Aggressive Growth ............................................    1
      Investment Restrictions of IDEX American Century Income & Growth ...................................    2
      Investment Restrictions of IDEX American Century International .....................................    3
      Investment Restrictions of IDEX Asset Allocation - Conservative Portfolio ..........................    4
      Investment Restrictions of IDEX Asset Allocation - Moderate Portfolio ..............................    5
      Investment Restrictions of IDEX Asset Allocation - Moderate Growth Portfolio .......................    6
      Investment Restrictions of IDEX Asset Allocation - Growth Portfolio ................................    7
      Investment Restrictions of IDEX Clarion Real Estate Securities......................................    8
      Investment Restrictions of IDEX Federated Tax Exempt ...............................................    10
      Investment Restrictions of IDEX Great Companies-- America(SM)
           and IDEX Great Companies-- Technology(SM)  ....................................................    11
      Investment Restrictions of IDEX Great Companies-- GLOBAL(2) ........................................    12
      Investment Restrictions of IDEX Isabelle Small Cap Value ...........................................    13
      Investment Restrictions of IDEX Janus Balanced .....................................................    15
      Investment Restrictions of IDEX Janus Global .......................................................    16
      Investment Restrictions of IDEX Janus Growth and IDEX Janus Flexible Income ........................    17
      Investment Restrictions of IDEX Janus Growth & Income ..............................................    19
      Investment Restrictions of IDEX Jennison Equity Opportunity ........................................    20
      Investment Restrictions of IDEX LKCM Strategic Total Return ........................................    21
      Investment Restrictions of IDEX Marsico Growth .....................................................    23
      Investment Restrictions of IDEX PBHG Mid Cap Growth ................................................    24
      Investment Restrictions of IDEX PIMCO Real Return TIPS .............................................    25
      Investment Restrictions of IDEX PIMCO Total Return .................................................    26
      Investment Restrictions of IDEX Salomon All Cap ....................................................    27
      Investment Restrictions of IDEX Salomon Investors Value ............................................    28
      Investment Restrictions of IDEX T. Rowe Price Health Sciences ......................................    29
      Investment Restrictions of IDEX T. Rowe Price Small Cap
           and IDEX T. Rowe Price Tax-Efficient Growth ...................................................    31
      Investment Restrictions of IDEX Transamerica Conservative High-Yield Bond ..........................    32
      Investment Restrictions of IDEX Transamerica Convertible Securities ................................    34
      Investment Restrictions of IDEX Transamerica Growth Opportunities
           and IDEX Transamerica Equity ..................................................................    35
      Investment Restrictions of IDEX Transamerica Money Market ..........................................    36
      Investment Restrictions of IDEX Transamerica Value Balanced ........................................    38
  OTHER POLICIES AND PRACTICES OF THE FUNDS ..............................................................    40
  OPTIONS, FUTURES AND OTHER DERIVATIVE INSTRUMENTS ......................................................    40
      Options on Securities and Indexes ..................................................................    40
      Options on Foreign Currencies ......................................................................    41
      Futures Contracts and Options Thereon...............................................................    42
      Forward Contracts ..................................................................................    43
      Swaps and Swap-Related Products ....................................................................    44
      Credit Default Swaps ...............................................................................    45
      Exchange-Traded Funds ("ETFs") .....................................................................    45
      Euro Instruments ...................................................................................    45
      Special Investment Considerations and Risks ........................................................    45
      Additional Risks of Options on Foreign Currencies, Forward Contracts
            and Foreign Instruments ......................................................................    46
           FOREIGN INVESTMENTS ...........................................................................    46
           Sovereign Debt Securities (IDEX PIMCO Total Return and IDEX PIMCO Real Return TIPS) ..........     47
           Emerging Markets (IDEX PIMCO Total Return and IDEX PIMCO Real Return TIPS) ....................    48
 OTHER INVESTMENT COMPANIES ..............................................................................    48
 WHEN-ISSUED, DELAYED SETTLEMENT AND FORWARD DELIVERY SECURITIES .........................................    48
 ZERO COUPON, PAY-IN-KIND AND STEP COUPON SECURITIES .....................................................    49

  MORTGAGE-RELATED SECURITIES ............................................................................    49
  INCOME PRODUCING SECURITIES ............................................................................    51
  LENDING OF FUND SECURITIES .............................................................................    52
  JOINT TRADING ACCOUNTS .................................................................................    52
  ILLIQUID AND RESTRICTED/144A SECURITIES ................................................................    52
  MUNICIPAL OBLIGATIONS ..................................................................................    52
           Municipal Bonds ...............................................................................    53
           Municipal Notes ...............................................................................    53
           Municipal Commercial Paper ....................................................................    53
           Variable Rate Obligations .....................................................................    53
           Municipal Lease Obligations ...................................................................    53
  LOAN PARTICIPATIONS ....................................................................................    53
  EQUITY EQUIVALENTS .....................................................................................    54
  EVENT-LINKED BONDS (IDEX PIMCO Total Return
       and IDEX PIMCO Real Return TIPS) ..................................................................    54
  REPURCHASE AND REVERSE REPURCHASE AGREEMENTS ...........................................................    55
  PASS-THROUGH SECURITIES ................................................................................    55
  HIGH-YIELD/HIGH-RISK BONDS .............................................................................    55
             Valuation Risks .............................................................................    55
             Liquidity Risks .............................................................................    56
  WARRANTS AND RIGHTS ....................................................................................    56
  U.S. GOVERNMENT SECURITIES .............................................................................    56
  TEMPORARY DEFENSIVE POSITION ...........................................................................    56
  MONEY MARKET RESERVES (IDEX T. Rowe Price Small Cap, IDEX T. Rowe Price Tax-Efficient
       Growth and IDEX T. Rowe Price Health Sciences) ....................................................    56
  OTHER SECURITIES IN WHICH THE FUNDS MAY INVEST .........................................................    57
  PORTFOLIO TURNOVER RATE ................................................................................    58
  INVESTMENT ADVISORY AND OTHER SERVICES .................................................................    58
  DISTRIBUTOR ............................................................................................    68
  ADMINISTRATIVE SERVICES ................................................................................    71
  CUSTODIAN, TRANSFER AGENT AND OTHER AFFILIATES .........................................................    72
  FUND TRANSACTIONS AND BROKERAGE ........................................................................    73
  TRUSTEES AND OFFICERS ..................................................................................    78
  PURCHASE OF SHARES .....................................................................................    82
  DEALER REALLOWANCES ....................................................................................    83
  DISTRIBUTION PLANS .....................................................................................    84
  DISTRIBUTION FEES ......................................................................................    85
  NET ASSET VALUE DETERMINATION ..........................................................................    92
  DIVIDENDS AND OTHER DISTRIBUTIONS ......................................................................    96
  SHAREHOLDER ACCOUNTS ...................................................................................    97
  RETIREMENT PLANS .......................................................................................    97
  REDEMPTION OF SHARES ...................................................................................    97
  TAXES ..................................................................................................    98
  PRINCIPAL SHAREHOLDERS .................................................................................   100
  MISCELLANEOUS ..........................................................................................   113
     Organization ........................................................................................   113
     Shares of Beneficial Interest .......................................................................   113
     Independent Certified Public Accountants ............................................................   114
     Registration Statement ..............................................................................   114
  PERFORMANCE INFORMATION ................................................................................   114
  FINANCIAL STATEMENTS ...................................................................................   132

                              INVESTMENT OBJECTIVES

The prospectus discusses the investment objective of each fund of IDEX, the principal types of securities in which each fund will invest, and the policies and practices of each fund. The following discussion of Investment Restrictions, Policies and Practices supplements that set forth in the prospectus.

There can be no assurance that a fund will, in fact, achieve its objective. A fund's investment objective may be changed by the Board of Trustees without shareholder approval. A change in the investment objective of a fund may result in the fund having an investment objective different from that which the shareholder deemed appropriate at the time of investment.

INVESTMENT RESTRICTIONS, POLICIES AND PRACTICES

As indicated in the prospectus, each fund is subject to certain fundamental policies and restrictions which as such may not be changed without shareholder approval. Shareholder approval would be the approval by the lesser of (i) more than 50% of the outstanding voting securities of a fund, or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of a fund are present or represented by proxy.

INVESTMENT RESTRICTIONS OF IDEX ALGER AGGRESSIVE GROWTH

IDEX Alger Aggressive Growth may not, as a matter of fundamental policy:

      1. With respect to 75% of the fund's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act), if immediately after and as a result of such purchase (a) the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of the fund's total assets, or (b) the fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

      2. Purchase any securities that would cause more than 25% of the value of the fund's total assets to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of U.S. government securities.

      3. Purchase or sell real estate or real estate limited partnerships, except that the fund may purchase and sell securities secured by real estate, mortgages or interests therein and securities that are issued by companies that invest or deal in real estate.

      4. Invest in commodities, except that the fund may purchase or sell stock index futures contracts and related options thereon if thereafter no more than 5% of its total assets are invested in aggregate initial margin and premiums.

      5. Make loans to others, except through purchasing qualified debt obligations, lending fund securities or entering into repurchase agreements.

      6. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its fund securities.

      7. Borrow money, except that the fund may borrow from banks for investment purposes as set forth in the prospectus and may also engage in reverse repurchase agreements. Immediately after any borrowing, including reverse repurchase agreements, the fund will maintain asset coverage of not less than 300% with respect to all borrowings.

      8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis; (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."

Furthermore, the fund has adopted the following non-fundamental investment restrictions which may be changed by the Board of Trustees of the funds without shareholder approval:

      (A) The fund may not sell securities short or purchase securities on margin, except that the fund may obtain any short-term credit necessary for the clearance of purchases and sales of securities. These restrictions shall not apply to transactions involving selling securities "short against the box." A short sale against the box of a stock is where the seller actually owns the stock, but does not want to close out the position.

      (B) The fund may not pledge, hypothecate, mortgage or otherwise encumber more than 15% of the value of the fund's total assets except in connection with borrowings described in number 7 above. These restrictions shall not apply to transactions involving reverse repurchase agreements or the purchase of securities subject to firm commitment agreements or on a when-issued basis.

      (C) The fund may not invest directly in oil, gas, or other mineral development or exploration programs or leases; however, the fund may own debt or equity securities of companies engaged in those businesses.

      (D) The fund may not (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of consolidation, merger or other reorganization.

      (E) The fund may not invest in companies for the purpose of exercising control or management.

      (F) The fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act, or any successor to such Rule, Section 4(2) commercial paper or any other securities as to which the Board of Trustees has made a determination as to liquidity, as permitted under the 1940 Act.

      In addition to the above, as a fundamental policy, the fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as such fund (which might result in duplication of certain fees and expenses).

INVESTMENT RESTRICTIONS OF IDEX AMERICAN CENTURY INCOME & GROWTH

IDEX American Century Income & Growth may not, as a matter of fundamental policy:

      1. With respect to 75% of the fund's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of the fund's total assets, or (b), the fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

      2. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 33 1/3% of the value of the fund's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 33 1/3% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin account to guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

      3. Lend any security or make any other loan if, as a result, more than 33 1/3% of the fund's total assets would be lent to other parties, except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations or (ii) by engaging in repurchase agreements with respect to portfolio securities.

      4. Purchase or sell real estate (but this shall not prevent the fund from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

      5. Invest 25% or more of the fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their service: for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

      6. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its fund securities.

      7. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments provided this limitation shall not prohibit the fund from purchasing or selling options and futures contracts or investing in securities or other instruments backed by physical commodities.

      8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis; (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."

Furthermore, the fund has adopted the following non-fundamental restrictions that may be changed by the Board of Trustees of the fund without shareholder approval:

      (A) The fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the fund.

      (B) The fund may not purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include repurchase agreements not entitling the holder to payment of principal and interest within seven days, and securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

      (C) The fund may not sell securities short, except short sales "against the box". A short sale against the box of a stock is where the seller actually owns the stock, but does not want to close out the position.

      (D) The fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

      (E) Invest for purposes of exercising control.

In addition to the above, as a fundamental policy, the fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as such fund (which might result in duplication of certain fees and expenses).

INVESTMENT RESTRICTIONS OF IDEX AMERICAN CENTURY INTERNATIONAL

IDEX American Century International may not, as a matter of fundamental policy:

      1. With respect to 75% of the fund's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of the fund's total assets, or (b), the fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

      2. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 33 1/3% of the value of the fund's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 33 1/3% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 331/3% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

      3. Lend any security or make any other loan if, as a result, more than 33 1/3% of the fund's total assets would be lent to other parties, except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations or (ii) by engaging in repurchase agreements with respect to portfolio securities.

      4. Purchase or sell real estate (but this shall not prevent the fund from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

      5. Invest 25% or more of the fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their service: for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

      6. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

      7. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments provided this limitation shall not prohibit the fund from purchasing or selling options and futures contracts or investing in securities or other instruments backed by physical commodities.

      8. The fund may not issue senior securities, except to the extent that senior securities may be deemed to arise from bank borrowings and purchases of government securities on a "when-issued" or "delayed delivery" basis.

      Furthermore, the fund has adopted the following non-fundamental restrictions that may be changed by the Board of Trustees of the fund without shareholder approval:

      (A) The fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the fund.

      (B) The fund may not purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include repurchase agreements not entitling the holder to payment of principal and interest within seven days, and securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

      (C) The fund may not sell securities short, except short sales "against the box". A short sale against the box of a stock is where the seller actually owns the stock, but does not want to close out the position.

      (D) The fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

      (E) The fund may enter into futures contracts and write and buy put and call options relating to futures contracts. The fund may not, however, enter into leveraged futures transactions if it would be possible for the fund to lose more money than it invested.

      (F) The fund may invest a portion of its assets in the securities of issuers with limited operating histories. An issuer is considered to have a limited operating history if that issuer has a record of less than three years of continuous operation. Periods of capital formation, incubation, consolidations, and research and development may be considered in determining whether a particular issuer has a record of three years of continuous operation.

      (G) Invest for purposes of exercising control.

In addition to the above, as a fundamental policy, the fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as such fund (which might result in duplication of certain fees and expenses).

INVESTMENT RESTRICTIONS OF IDEX ASSET ALLOCATION - CONSERVATIVE PORTFOLIO

IDEX Asset Allocation - Conservative Portfolio may not, as a matter of fundamental policy:

      1. Invest 25% or more of the fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

      2. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

      3. Purchase or sell real estate (but this shall not prevent the fund from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

      4. Lend any security or make any other loan if, as a result, more than 25% of the fund's total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities, or to repurchase agreements).

      5. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

      6. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 25% of the value of the fund's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin account to guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

      7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."

Furthermore, the fund has adopted the following non-fundamental restrictions that may be changed by the Board of Trustees of the fund without shareholder approval:

      (A) The fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Trustees as permitted under the 1940 Act.

      (B) The fund may not sell securities short, except short sales "against the box." A short sale against the box of a stock is where the seller actually owns the stock, but does not want to close out the position.

      (C) The fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

      (D) The fund may not mortgage or pledge any securities owned or held by the fund in amounts that exceed, in the aggregate, 15% of the fund's net assets, provided that this limitation does not apply to reverse repurchase agreements or in the case of assets deposited to provide margin or guarantee positions in options, futures contracts, swaps, forward contracts or other derivative instruments or the segregation of assets in connection with such transactions.

      (E) The fund may not invest for purposes of exercising control or management.

      (F) The fund may not invest in interests in oil, gas or other mineral development or exploration programs although it may invest in the marketable securities of companies that invest in or sponsor such programs.

      (G) The fund may purchase securities in other investment companies to the extent permitted by the 1940 Act, and the rules and regulations thereunder and interpretations of the staff of the SEC under the 1940 Act.

INVESTMENT RESTRICTIONS OF IDEX ASSET ALLOCATION - MODERATE PORTFOLIO

IDEX Asset Allocation - Moderate Portfolio may not, as a matter of fundamental policy:

      1. Invest 25% or more of the fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

      2. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

      3. Purchase or sell real estate (but this shall not prevent the fund from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

      4. Lend any security or make any other loan if, as a result, more than 25% of the fund's total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities, or to repurchase agreements).

      5. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

      6. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 25% of the value of the fund's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin account to guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

      7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."

Furthermore, the fund has adopted the following non-fundamental restrictions that may be changed by the Board of Trustees of the fund without shareholder approval:

      (A) The fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Trustees as permitted under the 1940 Act.

      (B) The fund may not sell securities short, except short sales "against the box." A short sale against the box of a stock is where the seller actually owns the stock, but does not want to close out the position.

      (C) The fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

      (D) The fund may not mortgage or pledge any securities owned or held by the fund in amounts that exceed, in the aggregate, 15% of the fund's net assets, provided that this limitation does not apply to reverse repurchase agreements or in the case of assets deposited to provide margin or guarantee positions in options, futures contracts, swaps, forward contracts or other derivative instruments or the segregation of assets in connection with such transactions.

      (E) The fund may not invest for purposes of exercising control or management.

      (F) The fund may not invest in interests in oil, gas or other mineral development or exploration programs although it may invest in the marketable securities of companies that invest in or sponsor such programs.

      (G) The fund may purchase securities in other investment companies to the extent permitted by the 1940 Act, and the rules and regulations thereunder and interpretations of the staff of the SEC under the 1940 Act.

INVESTMENT RESTRICTIONS OF IDEX ASSET ALLOCATION - MODERATE GROWTH PORTFOLIO

IDEX Asset Allocation - Moderate Growth Portfolio may not, as a matter of fundamental policy:

      1. Invest 25% or more of the fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

      2. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

      3. Purchase or sell real estate (but this shall not prevent the fund from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

      4. Lend any security or make any other loan if, as a result, more than 25% of the fund's total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities, or to repurchase agreements).

      5. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

      6. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 25% of the value of the fund's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin account to guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

      7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."

Furthermore, the fund has adopted the following non-fundamental restrictions that may be changed by the Board of Trustees of the fund without shareholder approval:

      (A) The fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Trustees as permitted under the 1940 Act.

      (B) The fund may not sell securities short, except short sales "against the box." A short sale against the box of a stock is where the seller actually owns the stock, but does not want to close out the position.

      (C) The fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

      (D) The fund may not mortgage or pledge any securities owned or held by the fund in amounts that exceed, in the aggregate, 15% of the fund's net assets, provided that this limitation does not apply to reverse repurchase agreements or in the case of assets deposited to provide margin or guarantee positions in options, futures contracts, swaps, forward contracts or other derivative instruments or the segregation of assets in connection with such transactions.

      (E) The fund may not invest for purposes of exercising control or management.

      (F) The fund may not invest in interests in oil, gas or other mineral development or exploration programs although it may invest in the marketable securities of companies that invest in or sponsor such programs.

      (G) The fund may purchase securities in other investment companies to the extent permitted by the 1940 Act, and the rules and regulations thereunder and interpretations of the staff of the SEC under the 1940 Act.

INVESTMENT RESTRICTIONS OF IDEX ASSET ALLOCATION - GROWTH PORTFOLIO

IDEX Asset Allocation - Growth Portfolio may not, as a matter of fundamental policy:

      1. Invest 25% or more of the fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

      2. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

      3. Purchase or sell real estate (but this shall not prevent the fund from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

      4. Lend any security or make any other loan if, as a result, more than 25% of the fund's total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities, or to repurchase agreements).

      5. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

      6. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 25% of the value of the fund's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin account to guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

      7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."

      Furthermore, the fund has adopted the following non-fundamental restrictions that may be changed by the Board of Trustees of the fund without shareholder approval:

      (A) The fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Trustees as permitted under the 1940 Act.

      (B) The fund may not sell securities short, except short sales "against the box." A short sale against the box of a stock is where the seller actually owns the stock, but does not want to close out the position.

      (C) The fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

      (D) The fund may not mortgage or pledge any securities owned or held by the fund in amounts that exceed, in the aggregate, 15% of the fund's net assets, provided that this limitation does not apply to reverse repurchase agreements or in the case of assets deposited to provide margin or guarantee positions in options, futures contracts, swaps, forward contracts or other derivative instruments or the segregation of assets in connection with such transactions.

      (E) The fund may not invest for purposes of exercising control or management.

      (F) The fund may not invest in interests in oil, gas or other mineral development or exploration programs although it may invest in the marketable securities of companies that invest in or sponsor such programs.

      (G) The fund may purchase securities in other investment companies to the extent permitted by the 1940 Act, and the rules and regulations thereunder and interpretations of the staff of the SEC under the 1940 Act.

INVESTMENT RESTRICTIONS OF IDEX CLARION REAL ESTATE SECURITIES

IDEX Clarion Real Estate Securities may not, as a matter of fundamental policy:

1. With respect to 50% of the fund's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940
      Act) if immediately after and as a result of such purchase (a) the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of the fund's total assets, or (b), the fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Invest less than 25% of its assets in securities of issuers primarily engaged in the real estate industry. The fund will not invest 25% or more of its assets in the securities of issuers primarily engaged in any other single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

3. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

4. Invest directly in real estate or interests in real estate; however, the fund may own securities or other instruments backed by real estate, including mortgage-backed securities, or debt or equity securities issued by companies engaged in those businesses and the fund may hold and sell real estate acquired by the fund as a result of the ownership of securities.

5. Make loans, except that the fund (i) may lend portfolio securities with a value not exceeding one-third of the fund's total assets, (ii) enter into repurchase agreements, and (iii) purchase all or a portion of an issue of debt obligations (including privately issued debt obligations), loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

6. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

7. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 33 1/3% of the value of the fund's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 33 1/3% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin account to guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entered into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."

Furthermore, the fund has adopted the following non-fundamental restrictions that may be changed by the Board of Trustees of the fund without shareholder approval:

(A) The fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant ot Rule 144A under the 1933 Act or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Trustees as permitted under the 1940 Act.

(B) The fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short and provided that transactions in options, futures contracts, swaps, forward contracts and other derivative instruments are not deemed to constitute selling securities short.

(C) The fund may not purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, provided that margin payments and other deposits in connection with transactions in options, futures contracts, swaps and forward contracts and other derivative instruments shall not be deemed to constitute purchasing securities on margin.

(D) The fund may not (i) enter into any futures contracts or options on futures contracts for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission regulations if the aggregate initial margin deposits and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions would exceed 5% of the fair market value of the fund's net assets, after taking into account unrealized profits and losses on such contracts it has entered into and (ii) enter into any futures contracts or options on futures contracts if the aggregate amount of the fund's commitments under outstanding futures contracts positions and options on futures contracts would exceed the market value of total assets.

(E) The fund may not invest in interests in oil, gas or other mineral development or exploration programs although it may invest in the marketable securities of companies that invest in or sponsor such programs.

(F) The fund may not invest in companies for the purposes of exercising control or management.

(G) The fund may not purchase securities or other investment companies, other than a security acquired in connection with a merger, consolidation, acquisition, reorganization or offer of exchange and except as otherwise permitted by the 1940 Act and the rules and regulations thereunder.

      (H) Under normal circumstances, the fund will invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in certain securities as indicated in the current prospectus. (See the prospectus for a detailed discussion of the fund's investments.) Shareholders will be provided with at least 60 days' prior written notice of any changes in the 80% investment policy. Such notice with comply with the conditions set forth in any applicable SEC rule then in effect.

INVESTMENT RESTRICTIONS OF IDEX FEDERATED TAX EXEMPT

IDEX Federated Tax Exempt may not, as a matter of fundamental policy:

      1. With respect to 75% of the fund's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of the fund's total assets, or (b) the fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

      2. Underwrite any issue of securities, except to the extent the fund may be deemed to be an underwriter in connection with the sale of its portfolio securities, although the fund may purchase Municipal Obligations directly from the issuers thereof for investment in accordance with the fund's investment objective and policies.

      3. Make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry, provided that the fund may invest more than 25% of the value of its assets in industrial development bonds ("IDBs"). Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. As to IDBs, the fund may purchase securities of an issuer resulting in the ownership of more than 25% of the fund's assets in one industry, and the fund reserves the right to invest more than 25% of its assets in industrial development bonds in the same state.

      4. Purchase securities on margin or sell "short," but the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.

      5. Purchase or hold any real estate or mortgage loans thereon, except that the fund may invest in securities secured by real estate or interests therein or issued by persons (such as real estate investment trusts) which deal in real estate or interests therein.

      6. Invest in securities of other investment companies, except in the event of merger or reorganization with another investment company.

      7. Make loans, except to the extent the purchase of notes, bonds, or other evidences of indebtedness or the entry into repurchase agreements or deposits with banks may be considered loans.

      8. The fund may not purchase or sell physical commodities, provided that the fund may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

      9. The fund may borrow money only for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding one-third of the current value of the fund's total assets (including the amount borrowed) less liabilities (not including the amount borrowed at the time the borrowing is made). For purposes of this limitation, reverse repurchase agreements would not constitute borrowings.

      Furthermore, the fund has adopted the following non-fundamental restrictions which may be changed by the Board of Trustees without shareholder approval:

      (A) The fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Trustees as permitted under the 1940 Act.

      (B) The fund may not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

      (C) The fund may not purchase securities on margin, provided that the fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

      (D) Invest in companies for the purpose of exercising control.

      (E) Under normal circumstances, the fund will invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in certain securities as indicated in the current prospectus. (See the prospectus for a detailed discussion of the fund's investments.) Shareholders will be provided with at least 60 days' prior written notice of any changes in the 80% investment policy. Such notice will comply with the conditions set forth in any applicable SEC rule then in effect.

To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, the fund will not exclude foreign bank instruments from industry concentration tests as long as the policy of the SEC remains in effect.

As a matter of fundamental policy, the fund will invest 80% of its assets in tax exempt securities that are not subject to alternate minimum tax. Except with respect to borrowing money, if a percentage limitation set forth above is complied with at the time of the investment, a subsequent change in the percentage resulting from any change in value of the net assets of any of the funds will not result in a violation of such restriction. Additional limitations on borrowing that are imposed by state law and regulations may apply.

In addition to the above, as a fundamental policy, the fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as such fund (which might result in duplication of certain fees and expenses).

INVESTMENT RESTRICTIONS OF IDEX GREAT COMPANIES -- AMERICA SM AND IDEX GREAT COMPANIES -- TECHNOLOGY SM

Each fund may not, as a matter of fundamental policy:

      1. Act as underwriter of securities issued by other persons, except to the extent that, in connection with the disposition of fund securities, it may technically be deemed to be an underwriter under certain securities laws.

      2. Invest 25% or more of the fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction. In addition, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

      3. Buy or sell physical commodities (but this shall not prevent the fund from entering into futures contracts and options thereon).

      4. Invest directly in real estate or interests in real estate, including limited partnership interests; however, the fund may own debt or equity securities issued by companies engaged in those businesses.

      5. Borrow money or pledge, mortgage or hypothecate any of its assets except that the fund may borrow on a secured or unsecured basis as a temporary measure for extraordinary or emergency purposes. Such temporary borrowing may not exceed 5% of the value of the fund's total assets when the borrowing is made.

      6. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed-delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."

      7. Lend any security or make any other loan if, as a result, more than 331/3% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or to repurchase agreements).

Furthermore, each fund has adopted the following non-fundamental investment restrictions which may be changed by the Board of Trustees of the fund without shareholder or policyowner approval:

      (A) Each fund may not make short sales of securities or maintain a short position. This restriction shall not apply to transactions involving selling securities "short against the box". A short sale against the box of a stock is where the seller actually owns the stock, but does not want to close out the position.

      (B) Each fund may not participate on a "joint" or "joint and several" basis in any trading account in securities.

      (C) Each fund may not invest in securities of other investment companies, except as it may be acquired as part of a merger, consolidation, reorganization, acquisition of assets, or offer of exchange.

      (D) Under normal circumstances, the fund will invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in certain securities as indicated in the current prospectus. (See the prospectus for a detailed discussion of the fund's investments.) Shareholders will be provided with at least 60 days' prior written notice of any changes in the 80% investment policy. Such notice will comply with the conditions set forth in any applicable SEC rule then in effect.

In addition to the above, as a fundamental policy, a fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as such fund (which might result in duplication of certain fees and expenses).

INVESTMENT RESTRICTIONS OF IDEX GREAT COMPANIES -- GLOBAL 2

IDEX Great Companies -- GLOBAL 2 may not, as a matter of fundamental policy:

      1. With respect to 75% of the fund's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act), if immediately after and as a result of such purchase: (a) the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of the fund's total assets; or (b) the fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

      2. Invest 25% or more of the fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

      3. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

      4. Invest directly in real estate or interests in real estate; however, the fund may own debt or equity securities issued by companies engaged in those businesses.

      5. Lend any security or make any other loan if, as a result, more than 25% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or to repurchase agreements).

      6. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its fund securities.

      7. Borrow money, except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 25% of the value of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

      8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis; (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."

      Furthermore, the fund has adopted the following non-fundamental investment restrictions, which may be changed by the Board of Trustees of IDEX without shareholder or policyowner approval:

      (A) The fund may not (i) enter into any futures contracts or options on futures contracts for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission regulations if the aggregate initial margin deposits and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions would exceed 5% of the fair market value of the fund's net assets, after taking into account unrealized profits and losses on such contracts it has entered into and (ii) enter into any futures contracts or options on futures contracts if the aggregate amount of the fund's commitments under outstanding futures contracts positions and options on futures contracts would exceed the market value of its total assets.

      (B) The fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short and provided that transactions in options, swaps and forward futures contracts are not deemed to constitute selling securities short.

      (C) The fund may not purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, provided that margin payments and other deposits in connection with transactions in options, futures, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

      (D) The fund may not (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. (Limitations (i) and (ii) do no apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of a consolidation, merger or other reorganization).

      (E) The fund may not mortgage or pledge any securities owned or held by the fund in amounts that exceed, in the aggregate, 15% of the fund's net assets, provided that this limitation does not apply to reverse repurchase agreements or in the case of assets deposited to margin or guarantee positions in futures, options, swaps or forward contracts or the segregation of assets in connection with such contracts.

      (F) The fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any other securities as to which the Board of Directors has made a determination as to liquidity, as permitted under the 1940 Act.

      (G) The fund may not invest in companies for the purpose of exercising control or management.

In addition to the above, as a fundamental policy, the fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as such fund (which might result in duplication of certain fees and expenses).

INVESTMENT RESTRICTIONS OF IDEX ISABELLE SMALL CAP VALUE

IDEX Isabelle Small Cap Value may not, as a matter of fundamental policy:

      1. With respect to 75% of the fund's total assets, purchase the securities of any one issuer (other than cash items and "Government Securities" as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of the fund's total assets, or (b), the fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

      2. Invest 25% or more of the fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their service: for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

      3. Borrow amounts greater than 5% of its total assets for temporary purposes and greater than 331/3% of its total assets for meeting redemption requests (when aggregated with temporary borrowings).

      4. Pledge, mortgage or hypothecate its assets other than to secure borrowings permitted by restriction 3 above (collateral arrangements with respect to margin requirements for options and futures transactions are not deemed to be pledges or hypothecations for this purpose).

      5. Lend any security or make any other loan if, as a result, more than 25% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or to repurchase agreements).

      6. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its fund securities.

      7. Invest directly in real estate or interests in real estate; however, the fund may own debt or equity securities issued by companies engaged in those businesses.

      8. Purchase securities on margin, except that the fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with transactions in options, futures and options on futures will not be deemed to be a purchase of securities on margin by the fund.

      9. Buy or sell physical commodities or commodity futures contracts, except for: (a) forward foreign currency contracts; (b) financial futures contracts; and (c) options on financial futures contracts, securities, foreign currencies and securities indices.

      10. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis; (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."

Furthermore, the fund has adopted the following non-fundamental restrictions that may be changed by the Board of Trustees of the fund without shareholder approval:

      (A) The fund may not sell securities short, except transactions involving selling securities short "against the box". A short sale against the box of a stock is where the seller actually owns the stock, but does not want to close out the position.

      (B) The fund may not make investments for the purpose of exercising control or management.

      (C) The fund may not invest in illiquid securities in an amount exceeding, in the aggregate, 15% of its net assets. This limitation does not include any Rule 144A restricted security that has been determined by, or pursuant to procedures established by, the Board, based on trading markets for such security, to be liquid.

      (D) The fund may not invest in other investment companies except as permitted under the 1940 Act.

      (E) Under normal circumstances, the fund will invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in certain securities as indicated in the current prospectus. (See the prospectus for a detailed discussion of the fund's investments.) Shareholders will be provided with at least 60 days' prior written notice of any changes in the 80% investment policy. Such notice will comply with the conditions set forth in any applicable SEC rule then in effect.

In addition to the above, as a fundamental policy, the fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as such fund (which might result in duplication of certain fees and expenses).

INVESTMENT RESTRICTIONS OF IDEX JANUS BALANCED

The fund may not, as a matter of fundamental policy:

      1. With respect to 75% of the fund's total assets, purchase the securities of any one issuer (except cash items and "government securities" as defined under the 1940 Act), if immediately after and as a result of such purchase (a) the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of such fund's total assets, or (b) the fund owns more than 10% of the outstanding voting securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

      2. Invest 25% or more of the fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their service: for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

      3. Invest directly in real estate or interests in real estate; however, the fund may own debt or equity securities issued by companies engaged in those businesses.

      4. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent a fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

      5. Lend any security or make any other loan if, as a result, more than 25% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).

      6. Act as underwriter of securities issued by others, except to the extent that the fund may be deemed an underwriter in connection with the disposition of the portfolio securities.

      7. The fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% of the value of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Borrowings that exceed 25% of the value of the fund's total assets by reason of a decline in net assets will reduce within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements, or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, and the segregation of assets in connection with such contracts.

      8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis; (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."

      Furthermore, the fund has adopted the following non-fundamental investment restrictions which may be changed by the Board of Trustees without shareholder approval:

      (A) The fund may not: (i) enter into any futures contracts and related options for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission regulations if the aggregate initial margin and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions will exceed 5% of the fair market value of a fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; and (ii) enter into any futures contracts if the aggregate amount of the fund's commitments under outstanding futures contracts positions of that fund's would exceed the market value of its total assets.

      (B) The fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefore, and provided that transactions in futures, options, swaps and forward contracts are not deemed to constitute selling securities short.

      (C) The fund may not purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in futures, options, contracts, swaps, and forward contracts, shall not be deemed to constitute purchasing securities on margin.

      (D) The fund may not (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of consolidation, merger or other reorganization.

      (E) The fund may not mortgage or pledge any securities owned or held by the fund in amounts that exceed, in the aggregate, 15% of the fund's net asset value, provided that this limitation does not apply to reverse repurchase agreements, deposits of assets to margin, guarantee positions in futures, options, swaps or forward contracts or segregation of assets in connection with such contracts.

      (F) The fund may not invest directly in oil, gas or other mineral development or exploration programs or leases; however, the fund may own debt or equity securities of companies engaged in those businesses.

      (G) The fund may not purchase any security or enter into a repurchase agreement, if as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the fund's investment adviser or sub-adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the 1933 Act, or any successor to such Rule, Section 4(2) commercial paper and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

      (H) The fund may not invest in companies for the purpose of exercising control or management.

      (I) At least 25% of the total assets of the fund will normally be invested in fixed-income senior securities, which include corporate debt securities and preferred stock.

In addition to the above, as a fundamental policy, the fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as such fund (which might result in duplication of certain fees and expenses).

INVESTMENT RESTRICTIONS OF IDEX JANUS GLOBAL

IDEX Janus Global may not, as a matter of fundamental policy:

      1. Own more than 10% of the outstanding voting securities of any one issuer and, as to seventy-five percent (75%) of the value of its total assets, purchase the securities of any one issuer (except cash items and "government securities" as defined under the 1940 Act), if immediately after and as a result of such purchase, (a) the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of the fund's total assets.

      2. Invest 25% or more of the fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their service: for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

      3. Invest directly in real estate or interests in real estate; however, the fund may own debt or equity securities issued by companies engaged in those businesses.

      4. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

      5. Lend any security or make any other loan if, as a result, more than 25% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or to repurchase agreements).

      6. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

      7. The fund may borrow money only for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% of the value of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

      8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis; (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."

Furthermore, the fund has adopted the following non-fundamental investment restrictions which may be changed by the Board of Trustees without shareholder approval:

      (A) The fund may not (i) enter into any futures contracts or options on futures contracts for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission regulations if the aggregate initial margin deposits and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions would exceed 5% of the fair market value of the fund's net assets, after taking into account unrealized profits and losses on such contracts it has entered into; and (ii) enter into any futures contracts or options on futures contracts if the aggregate amount of the fund's commitments under outstanding futures contracts positions and options on futures contracts would exceed the market value of its total assets.

      (B) The fund may not sell securities short, unless it owns or has the right, without the payment of any additional compensation, to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options, swaps and forward futures contracts are not deemed to constitute selling securities short.

      (C) The fund may not purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in options, futures, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

      (D) The fund may not (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of a consolidation, merger or other reorganization.

      (E) The fund may not mortgage or pledge any securities owned or held by the fund in amounts that exceed, in the aggregate, 15% of the fund's net assets, provided that this limitation does not apply to reverse repurchase agreements or in the case of assets deposited to provide margin or guarantee positions in options, futures contracts, swaps, forward contracts or other derivative instruments or the segregation of assets in connection with such transactions.

      (F) The fund may not invest directly in oil, gas or other mineral development or exploration programs or leases; however, the fund may own debt or equity securities of companies engaged in those businesses.

      (G) The fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act, or any successor to such Rule, Section 4(2) commercial paper or any other securities as to which the Board of Trustees have made a determination as to liquidity, as permitted under the 1940 Act.

      (H) The fund may not invest in companies for the purpose of exercising control or management.

In addition to the above, as a fundamental policy, the fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as such fund (which might result in duplication of certain fees and expenses).

INVESTMENT RESTRICTIONS OF IDEX JANUS GROWTH AND IDEX JANUS FLEXIBLE INCOME

Each fund may not, as a matter of fundamental policy:

      1. With respect to 75% of the fund's total assets, purchase the securities of any one issuer (other than cash items and "government securities" as defined under the 1940 Act), if immediately after and as a result of such purchase (a) the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of the fund's total assets, or (b) the fund owns more than 10% of the outstanding voting securities of such issuer; All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

      2. Invest 25% or more of the fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their service: for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

      3. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this restriction shall not prevent the fund from purchasing or selling options, futures contracts, caps, floors and other derivative instruments, engaging in swap transactions or investing in securities or other instruments backed by physical commodities).

      4. Invest directly in real estate or interests in real estate, including limited partnership interests; however, the fund may own debt or equity securities issued by companies engaged in those businesses.

      5. Act as underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the fund.

      6. Lend any security or make any other loan if, as a result, more than 25% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or to repurchase agreements).

      7. The fund may borrow money only for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% of the value of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to provide margin or guarantee positions in connection with transactions in options, futures contracts, swaps, forward contracts, and other derivative instruments or the segregation of assets in connection with such transactions.

      8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis; (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."

As a fundamental policy governing concentration, the fund will not invest 25% or more of its total assets in any one particular industry, other than U.S. government securities.

Furthermore, each fund has adopted the following non-fundamental investment restrictions which may be changed by the Board of Trustees without shareholder approval:

      (A) A fund may not: (i) enter into any futures contracts or options on futures contracts for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission regulations if the aggregate initial margin deposits and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions would exceed 5% of the fair market value of the fund's net assets, after taking into account unrealized profits and losses on such contracts it has entered into; and (ii) enter into any futures contracts or options on futures contracts if the aggregate amount of the fund's commitments under outstanding futures contracts positions and options on futures contracts would exceed the market value of its total assets.

      (B) A fund may not mortgage or pledge any securities owned or held by the fund in amounts that exceed, in the aggregate, 15% of the fund's net assets, provided that this limitation does not apply to reverse repurchase agreements or in the case of assets deposited to provide margin or guarantee positions in options, futures contracts, swaps, forward contracts or other derivative instruments or the segregation of assets in connection with such transactions.

      (C) A fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options, futures contracts, swaps, forward contracts, and other derivative instruments are not deemed to constitute selling securities short.

      (D) A fund may not purchase securities on margin, except that each fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits made in connection with transactions in options, futures contracts, swaps, forward contracts, and other derivative instruments shall not be deemed to constitute purchasing securities on margin.

      (E) A fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"), or any successor to such Rule, Section 4(2) commercial paper or any securities which the Board of Trustees or the investment sub-adviser, as appropriate, has made a determination of liquidity, as permitted under the 1940 Act.

      (F) A fund may not invest in companies for the purpose of exercising control or management.

      (G) A fund may not (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of consolidation, merger or other reorganization.

      (H) A fund may not invest directly in oil, gas or other mineral development or exploration programs or leases; however, the funds may own debt or equity securities of companies engaged in those businesses. In making all investments for IDEX Janus Flexible Income, the sub-adviser will emphasize economic or financial factors or circumstances of the issuer, rather than opportunities for short-term arbitrage.

In addition to the above, as a fundamental policy, a fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as such fund (which might result in duplication of certain fees and expenses).

INVESTMENT RESTRICTIONS OF IDEX JANUS GROWTH & INCOME

IDEX Janus Growth & Income may not, as a matter of fundamental policy:

      1. With respect to 75% of the fund's total assets, purchase the securities of any one issuer (other than cash items and government securities as defined in the 1940 Act), if immediately after and as a result of such purchase (a) the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of the fund's total assets, or (b) the fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

      2. Invest 25% or more of the fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their service: for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

      3. Invest directly in real estate or interests in real estate; however, the fund may own debt or equity securities issued by companies engaged in those businesses.

      4. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

      5. Lend any security or make any other loan if, as a result, more than 25% of the fund's total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).

      6. Underwrite securities issued by other persons, except to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of the fund's portfolio securities.

      7. Borrow money but the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% of the value of its respective total assets (including the amount borrowed) less liabilities (other than borrowings). If the borrowings exceed 25% of the value of the fund's total assets by reason of a decline in net assets, the fund will reduce its borrowings within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements, deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

Furthermore, the fund has adopted the following non-fundamental restrictions, which may be changed by the Board of Trustees of the fund without shareholder approval:

      (A) The fund may not sell securities short, unless they own or have the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor, and provided that transactions in futures, options, swaps and forward contracts are not deemed to constitute selling securities short.

In addition to the above, the fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management company with substantially the same fundamental investment objectives, policies and limitations as such fund (which might result in duplication of certain fees and expenses).

INVESTMENT RESTRICTIONS OF IDEX JENNISON EQUITY OPPORTUNITY

IDEX Jennison Equity Opportunity may not, as a matter of fundamental policy:

      1. With respect to 75% of the fund's total assets, purchase the securities of any one issuer (other than cash items and "government securities" as defined in the 1940 Act), if immediately after and as a result of such purchase (a) the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of the fund's total assets, or (b) the fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

      2. Invest 25% or more of the fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their service; for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purpose of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and banker's acceptances.

      3. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this restriction shall not prevent the fund from purchasing or selling options, futures contracts, caps, floors and other derivative instruments, engaging in swap transactions or investing in securities or other instruments backed by physical commodities).

      4. Invest directly in real estate or interests in real estate, including limited partnership interests; however, the fund may own debt or equity securities issued by companies engaged in those businesses.

      5. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the fund.

      6. Lend any security or make any other loan if, as a result, more than 25% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or to repurchase agreements).

      7. The fund may borrow money only for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% of the value of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to provide margin or guarantee positions in connection with transactions in options, futures contracts, swaps, forward contracts, or other derivative instruments or the segregation of assets in connection with such transactions.

      8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and for purchases of government securities on a "when-issued" or "delayed-delivery" versus; (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."

Furthermore, the fund has adopted the following non-fundamental investment restrictions which may be changed by the Board of Trustees without shareholder approval:

      (A) The fund may not, as a matter of non-fundamental policy (i) enter into any futures contracts or options on futures contracts for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission regulations if the aggregate initial margin deposits and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions would exceed 5% of the fair market value of the fund's net assets, after taking into account unrealized profits and losses on such contracts it has entered into and (ii) enter into any futures contracts or options on futures contracts if the aggregate amount of the fund's commitments under outstanding futures contracts positions and options on futures contracts would exceed the market value of its total assets.

      (B) The fund may not mortgage or pledge any securities owned or held by the fund in amounts that exceed, in the aggregate, 15% of the fund's net assets, provided that this limitation does not apply to reverse repurchase agreements or in the case of assets deposited to provide margin or guarantee positions in options, futures contracts, swaps, forward contracts or other derivative instruments or the segregation of assets in connection with such transactions.

      (C) The fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options, futures contracts, swaps, forward contracts and other derivative instruments are not deemed to constitute selling securities short.

      (D) The fund may not purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits made in connection with transactions in options, futures contracts, swaps, forward contracts, and other derivative instruments shall not be deemed to constitute purchasing securities on margin.

      (E) The fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act, or any successor to such Rule, Section 4(2) commercial paper or other securities for which the Board of Trustees has made a determination of liquidity, as permitted under the 1940 Act.

      (F) The fund may not (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of consolidation, merger or other reorganization.

      (G) The fund may not invest directly in oil, gas or other mineral development or exploration programs or leases; however, the fund may own debt or equity securities of companies engaged in those businesses.

      (H) The fund may not invest more than 25% of its net assets at the time of purchase in the securities of foreign issuers and obligors.

      (I) The fund may not invest in companies for the purpose of exercising control or management.

      (J) Under normal circumstances, the fund will invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in certain securities as indicated in the current prospectus. (See the prospectus for a detailed discussion of the fund's investments.) Shareholders will be provided with at least 60 days' prior written notice of any changes in the 80% investment policy. Such notice will comply with the conditions set forth in any applicable SEC rule then in effect.

In addition to the above, as a fundamental policy, the fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as such fund (which might result in duplication of certain fees and expenses).

INVESTMENT RESTRICTIONS OF IDEX LKCM STRATEGIC TOTAL RETURN

IDEX LKCM Strategic Total Return may not, as a matter of fundamental policy:

      1. With respect to 75% of the fund's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of the fund's total assets, or (b) the fund owns more than 10% of the outstanding voting securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

      2. Invest more than 25% of the fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example: gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction. In addition, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

      3. Purchase or sell real estate (but this shall not prevent the fund from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

      4. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by physical commodities).

      5. Lend any security or make any other loan if, as a result, more than 25% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper or debt securities).

      6. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

      7. The fund may borrow money only for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% of the value of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation.

      8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis; (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."

      Furthermore, the fund has adopted the following non-fundamental investment restrictions which may be changed by the Board of Trustees without shareholder approval:

      (A) The fund may not mortgage or pledge any securities owned or held by the fund in amounts that exceed, in the aggregate, 15% of the fund's net assets, provided that this limitation does not apply in the case of assets deposited to margin or guarantee positions in options, futures contracts and options on futures contracts or placed in a segregated account in connection with such contracts.

      (B) The fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that margin payments and other deposits in connection with transactions in options, swaps and forward futures contracts are not deemed to constitute selling securities short.

      (C) The fund may not purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in options, futures, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

      (D) The fund may not (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of a consolidation, merger or other reorganization.

      (E) The fund may not invest directly in oil, gas, or other mineral development or exploration programs or leases; however, the fund may own debt or equity securities of companies engaged in those businesses.

      (F) The fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act, or any successor to such Rule, Section 4(2) commercial paper or any other securities as to which the Board of Trustees has made a determination as to liquidity, as permitted under the 1940 Act.

      (G) The fund may not invest in companies for the purpose of exercising control or management.

      (H) The fund may not invest in securities of foreign issuers denominated in foreign currency and not publicly traded in the United States if at the time of acquisition more than 10% of the fund's total assets would be invested in such securities.

In addition to the above, as a fundamental policy, the fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as such fund (which might result in duplication of certain fees and expenses).

INVESTMENT RESTRICTIONS OF IDEX MARSICO GROWTH

IDEX Marsico Growth may not, as a matter of fundamental policy:

      1. With respect to 75% of the fund's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of the fund's total assets, or (b) the fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

      2. Borrow money except (a) the fund may borrow from banks (as defined in the 1940 Act) or through reverse repurchase agreements in amounts up to 331/3 of its total assets (including the amount borrowed), (b) the fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of fund securities,
(d) the fund may purchase securities on margin to the extent permitted by applicable law and (e) the fund may engage in mortgage dollar rolls which are accounted for as financings.

      3. Purchase or sell physical commodities (but this shall not prevent the fund from investing in currency and financial instruments and contracts that are commodities or commodity contracts).

      4. Invest 25% or more of the fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

      5. Make loans, except through (a) the purchase of debt obligations in accordance with the fund's investment objective and policies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, and
(c) loans of securities as permitted by applicable law.

      6. Purchase or sell real estate (but this shall not prevent the fund from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

      7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed-delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."

      8. Underwrite securities issued by other persons, except to the extent that the fund may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of its fund securities in the ordinary course of pursuing its investment objective.

      Furthermore, the fund has adopted the following non-fundamental restrictions which may be changed by the Board of Trustees without shareholder approval:

      (A) The fund may not invest in companies for the purpose of exercising control or management.

      (B) The fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Trustees, as permitted under the 1940 Act.

      (C) The fund may not purchase additional securities when money borrowed exceeds 5% of its total assets. This restriction shall not apply to temporary borrowings until the fund's assets exceed $40,000,000.

      (D) The fund may not make short sales of securities, except short sales "against the box." A short sale against the box of a stock is where the seller actually owns the stock, but does not want to close out the position.

In addition to the above, as a fundamental policy, the fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as such fund (which might result in duplication of certain fees and expenses).

INVESTMENT RESTRICTIONS OF IDEX PBHG MID CAP GROWTH

IDEX PBHG Mid Cap Growth may not, as a matter of fundamental policy:

      1. With respect to 75% of the fund's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of the fund's total assets, or (b) the fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

      2. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 10% of the value of the fund's total assets. This borrowing provision is included solely to facilitate the orderly sale of fund securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings in excess of 5% of the fund's total assets will be repaid before making investments.

      3. Make loans, except that the fund, in accordance with its investment objectives and policies, may purchase or hold debt securities, and enter into repurchase agreements as described in the fund's prospectus and this SAI.

      4. Purchase or sell real estate, real estate limited partnership interests, futures contracts, commodities or commodity contracts, except that this shall not prevent the fund from (i) investing in readily marketable securities of issuers which can invest in real estate or commodities, institutions that issue mortgages, or real estate investment trusts which deal in real estate or interests therein, pursuant to the fund's investment objective and policies, and (ii) entering into futures contracts and options thereon that are listed on a national securities or commodities exchange where, as a result thereof, no more than 5% of the fund's total assets (taken at market value at the time of entering into the futures contracts) would be committed to margin deposits on such futures contracts and premiums paid for unexpired options on such futures contracts; provided that, in the case of an option that is "in-the-money" at the time of purchase, the "in-the-money" amount, as defined under the Commodities Futures Trading Commission regulations, may be excluded in computing the 5% limit. The fund (as a matter of operating policy) will utilize only listed futures contracts and options thereon.

      5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a fund security.

      6. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis; (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."

      7. Invest 25% or more of the fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services, for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction. In addition, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

Furthermore, the fund has adopted the following non-fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval:

      (A) The fund may not invest in companies for the purpose of exercising control.

      (B) The fund may not pledge, mortgage or hypothecate assets, except (i) to secure temporary borrowings as permitted by the fund's limitation on permitted borrowings, or (ii) in connection with permitted transactions regarding options and futures contracts.

      (C) The fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act, or any successor to such Rule, Section 4(2) commercial paper or any other securities as to which the Board of Trustees has made a determination as to liquidity, as permitted under the 1940 Act.

      (D) The fund may not purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder.

      (E) Under normal circumstances, the fund will invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in certain securities as indicated in the current prospectus. (See the prospectus for a detailed discussion of the fund's investments.) Shareholders will be provided with at least 60 days' prior written notice of any changes in the 80% investment policy. Such notice will comply with the conditions set forth in any applicable SEC rule then in effect.

With respect to restriction 7 above, the fund may use (with the consent of the Investment Adviser) industry classifications reflected by Bloomberg Sub-Groups for the communications equipment, electronic components and accessories, and the computer and other data processing service sectors, if applicable at the time of determination.

In addition to the above, as a fundamental policy, the fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as such fund (which might result in duplication of certain fees and expenses).

INVESTMENT RESTRICTIONS OF IDEX PIMCO REAL RETURN TIPS

      IDEX PIMCO Real Return TIPS may not, as a matter of fundamental policy:

      1. With respect to 50% of the fund's total assets, purchase the securities of any one issuer (other than government securities and its agencies as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of the fund's total assets, or (b), the fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer.

      2. Invest 25% or more of the fund's assets in the securities of issuers primarily engaged in the same industry. There shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

      3. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

      4. Purchase or sell real estate (but this shall not prevent the fund from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

      5. Lend any security or make any other loan if, as a result, more than 25% of the fund's total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities, or to repurchase agreements).

      6. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

      7. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 25% of the value of the fund's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin account to guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

      8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of securities on a "when issued" or

"delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."

Furthermore, the fund has adopted the following non-fundamental restrictions that may be changed by the Board of Trustees of the fund without shareholder approval:

      (A) The fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Trustees as permitted under the 1940 Act. A sub-adviser determines whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors.

      (B) The fund may not sell securities short, except short sales "against the box." A short sale against the box of a stock is where the seller actually owns the stock, but does not want to close out the position.

      (C) The fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

      (D) The fund may enter into futures contracts and write and buy put and call options relating to futures contracts.

      (E) The fund may not invest in interests in oil, gas or other mineral development or exploration programs although it may invest in the marketable securities of companies that invest in or sponsor such programs.

      (F) The fund may not invest for purposes of exercising control or management.

      (G) Under normal circumstances, the fund will invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in certain securities as indicated in the current prospectus. (See the prospectus for a detailed discussion of the fund's investments.) Shareholders will be provided with at least 60 days' prior written notice of any changes in the 80% investment policy. Such notice will comply with the conditions set forth in any applicable SEC rule then in effect.

INVESTMENT RESTRICTIONS OF IDEX PIMCO TOTAL RETURN

IDEX PIMCO Total Return may not, as a matter of fundamental policy:

      1. With respect to 75% of the fund's total assets, purchase the securities of any one issuer (other than government securities and its agencies as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of the fund's total assets, or (b), the fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer.

      2. Invest 25% or more of the fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

      3. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

      4. Purchase or sell real estate (but this shall not prevent the fund from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

      5. Lend any security or make any other loan if, as a result, more than 25% of the fund's total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities, or to repurchase agreements).

      6. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

      7. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 25% of the value of the fund's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin account to guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

      8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of securities on a "when issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."

Furthermore, the fund has adopted the following non-fundamental restrictions that may be changed by the Board of Trustees of the fund without shareholder approval:

      (A) The fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Trustees as permitted under the 1940 Act. A sub-adviser determines whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors.

      (B) The fund may not sell securities short, except short sales "against the box." A short sale against the box of a stock is where the seller actually owns the stock, but does not want to close out the position.


      (C) The fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

      (D) The fund may enter into futures contracts and write and buy put and call options relating to futures contracts.

      (E) The fund may not invest in interests in oil, gas or other mineral development or exploration programs although it may invest in the marketable securities of companies that invest in or sponsor such programs.

      (F) The fund may not invest for purposes of exercising control or management.

INVESTMENT RESTRICTIONS OF IDEX SALOMON ALL CAP

IDEX Salomon All Cap may not, as a matter of fundamental policy:

      1. Purchase or sell real estate, real estate mortgages, commodities or commodity contracts; however, the fund may: (a) purchase interests in real estate investment trusts or companies which invest in or own real estate if the securities of such trusts or companies are registered under the 1933 Act and are readily marketable or holding or selling real estate received in connection with securities it holds; and (b) may enter into futures contracts, including futures contracts on interest rates, stock indices and currencies, and options thereon, and may engage in forward currency contracts and buy, sell and write options on currencies. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

      2. Invest 25% or more of the fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction. In addition, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

      3. Borrow money, except that the fund may borrow from banks for investment purposes up to an aggregate of 15% of the value of its total assets taken at the time of borrowing. The fund may borrow for temporary or emergency purposes an aggregate amount not to exceed 5% of the value of its total assets at the time of borrowing.

      4. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis; (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."

      5. Underwrite securities issued by other persons, except to the extent that the fund may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of its fund securities in the ordinary course of pursuing its investment objective.

      6. Make loans, except that the fund may purchase debt obligations in which the fund may invest consistent with its investment objectives and policies or enter into, and make loans of, its portfolio securities, as permitted under the 1940 Act.

Furthermore, the fund has adopted the following non-fundamental restrictions that may be changed by the Board of Trustees without shareholder approval:

      (A) The fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Trustees, as permitted under the 1940 Act.

      (B) The fund may not invest in companies for the purpose of exercising control or management.

      (C) The fund may not sell securities short except short sales "against the box." A short sale against the box of a stock is where the seller actually owns the stock, but does not want to close out the position.


In addition to the above, as a fundamental policy, the fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as such fund (which might result in duplication of certain fees and expenses).

INVESTMENT RESTRICTIONS OF IDEX SALOMON INVESTORS VALUE

IDEX Salomon Investors Value may not, as a matter of fundamental policy:

      1. With respect to 75% of the fund's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of the fund's total assets, or (b) the fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

      2. Invest 25% or more of the fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their service: for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

      3. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this restriction shall not prevent the fund from purchasing or selling options, futures contracts, caps, floors and other derivative instruments, engaging in swap transactions or investing in securities or other instruments backed by physical commodities).

      4. Invest directly in real estate or interests in real estate, including limited partnership interests; however, the fund may own debt or equity securities issued by companies engaged in those businesses.

      5. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the fund.

      6. Lend any security or make any other loan if, as a result, more than 25% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or to repurchase agreements).

      7. The fund may borrow money only for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 10% of the value of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 10% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 10% limitation. The fund may not purchase additional securities when borrowings exceed 5% of total assets. This policy shall not prohibit reverse repurchase agreements or deposits of assets to provide margin or guarantee positions in connection with transactions in options, futures contracts, swaps, forward contracts, or other derivative instruments or the segregation of assets in connection with such transactions.

      8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis; (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."

Furthermore, the fund has adopted the following non-fundamental investment restrictions which may be changed by the Board of Trustees without shareholder approval:

      (A) The fund may not, as a matter of non-fundamental policy (i) enter into any futures contracts or options on futures contracts for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission regulations if the aggregate initial margin deposits and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions would exceed 5% of the fair market value of the fund's net assets, after taking into account unrealized profits and losses on such contracts it has entered into and (ii) enter into any futures contracts or options on futures contracts if the aggregate amount of the fund's commitments under outstanding futures contracts positions and options on futures contracts would exceed the market value of its total assets.

      (B) The fund may not mortgage or pledge any securities owned or held by the fund in amounts that exceed, in the aggregate, 15% of the fund's net assets, provided that this limitation does not apply to reverse repurchase agreements or in the case of assets deposited to provide margin or guarantee positions in options, futures contracts, swaps, forward contracts or other derivative instruments or the segregation of assets in connection with such transactions.

      (C) The fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options, futures contracts, swaps, forward contracts and other derivative instruments are not deemed to constitute selling securities short.

      (D) The fund may not purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits made in connection with transactions in options, futures contracts, swaps, forward contracts, and other derivative instruments shall not be deemed to constitute purchasing securities on margin.

      (E) The fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act, or any successor to such Rule, Section 4(2) commercial paper or other securities for which the Board of Trustees has made a determination of liquidity, as permitted under the 1940 Act.

      (F) The fund may not (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of consolidation, merger or other reorganization.

      (G) The fund may not invest directly in oil, gas or other mineral development or exploration programs or leases; however, the fund may own debt or equity securities of companies engaged in those businesses.

      (H) The fund may not invest more than 25% of its net assets at the time of purchase in the securities of foreign issuers and obligors.

      (I) The fund may not invest in companies for the purpose of exercising control or management.

In addition to the above, as a fundamental policy, the fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as such fund (which might result in duplication of certain fees and expenses).

INVESTMENT RESTRICTIONS OF IDEX T. ROWE PRICE HEALTH SCIENCES

IDEX T. Rowe Price Health Sciences may not, as a matter of fundamental policy:

      1. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

      2. Purchase or sell real estate (but this shall not prevent the fund from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

      3. Lend any security or make any other loan if, as a result, more than 25% of the fund's total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities, or to repurchase agreements).

      4. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

      5. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 25% of the value of the fund's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin account to guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

      6. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."

Furthermore, the fund has adopted the following non-fundamental restrictions that may be changed by the Board of Trustees of the fund without shareholder approval:

      (A) The fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Trustees as permitted under the 1940 Act.

      (B) The fund may not sell securities short, except short sales "against the box." A short sale against the box of a stock is where the seller actually owns the stock, but does not want to close out the position.


      (C) The fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

      (D) The fund may not purchase a futures contract or an option thereon, if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such options would exceed 5% of the fund's net asset value.

      (E) The fund may not invest in interests in oil, gas or other mineral development or exploration programs if, as a result thereof, more than 5% of the value of the total assets of the fund would be invested in such programs.

      (F) The fund may not invest in other investment companies except as permitted under the 1940 Act.

      (G) The fund may not invest for purposes of exercising control or management.

      (H) The fund may not mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the fund as security for indebtedness except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging, or hypothecating may not exceed 33 1/3% of the fund's total assets at the time of borrowing or investment.

      (I) The fund may not purchase additional securities when money borrowed exceeds 5% of its total assets. This restriction shall not apply to temporary borrowings until the fund's net assets exceed $40,000,000.

      (J) The fund may not invest in warrants if, as a result thereof, more than 10% of the value of the net assets of the fund would be invested in warrants.

      (K) Under normal circumstances, the fund will invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in certain securities as indicated in the current prospectus. (See the prospectus for a detailed discussion of the fund's investments.) Shareholders will be provided with at least 60 days' prior written notice of any changes in the 80% investment policy. Such notice will comply with the conditions set forth in any applicable SEC rule then in effect.

INVESTMENT RESTRICTIONS OF IDEX T. ROWE PRICE SMALL CAP AND IDEX T. ROWE PRICE TAX-EFFICIENT GROWTH

Each fund may not, as a matter of fundamental policy:

      1. With respect to 75% of the fund's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of the fund's total assets, or (b) the fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

      2. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 33 1/3% of the value of the fund's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 33 1/3% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3 limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

      3. Purchase or sell physical commodities (but this shall not prevent the fund from entering into future contracts and options thereon).

      4. Invest 25% or more of the fund's total assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, or of certificates of deposit.

      5. Make loans, although the funds may lend fund securities provided that the aggregate of such loans do not exceed 33 1/3 of the value of the fund's total assets. The fund may purchase money market securities, enter into repurchase agreements and acquire publicly distributed or privately placed debt securities, and purchase debt.

      6. Purchase or sell real estate (but this shall not prevent the fund from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

      7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis; (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."

      8. Underwrite securities issued by other persons, except to the extent that the fund may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of its fund securities in the ordinary course of pursuing its investment objective.

Furthermore, the funds have adopted the following non-fundamental restrictions which may be changed by the Board of Trustees of the funds without shareholder approval:

      (A) A fund may not purchase additional securities when money borrowed exceeds 5% of its total assets. This restriction shall not apply to temporary borrowings until the fund's net assets exceed $40,000,000.

      (B) A fund may not purchase a futures contract or an option thereon, if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such options would exceed 5% of the fund's net asset value.

      (C) A fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Trustees, as permitted under the 1940 Act.

      (D) A fund may not invest in companies for the purpose of exercising control or management.

      (E) A fund may not purchase securities of open-end or closed-end investment companies except (i) in compliance with the 1940 Act; or (ii) securities of the T. Rowe Price Reserve Investment or Government Reserve Investment Funds.

      (F) A fund may not purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of fund securities; and
(ii) it may make margin deposits in connection with futures contracts or other permissible investments.

      (G) A fund may not mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the fund as security for indebtedness except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging or hypothecating may not exceed 33 1/3% of the fund's total assets at the time of borrowing or investment.

      (H) A fund may not sell securities short, except short sales "against the box." A short sale against the box of a stock is where the seller actually owns the stock, but does not want to close out the position.


      (I) With respect to IDEX T. Rowe Price Small Cap only, under normal circumstances, the fund will invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in certain securities as indicated in the current prospectus. (See the prospectus for a detailed discussion of the fund's investments.) Shareholders will be provided with at least 60 days' prior written notice of any changes in the 80% investment policy. Such notice will comply with the conditions set forth in any applicable SEC rule then in effect.

In addition to the above, as a fundamental policy, a fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as such fund (which might result in duplication of certain fees and expenses).

INVESTMENT RESTRICTIONS OF IDEX TRANSAMERICA CONSERVATIVE HIGH-YIELD BOND

IDEX Transamerica Conservative High-Yield Bond may not, as a matter of fundamental policy:

      1. Borrow money, except from a bank for temporary or emergency purposes (not for leveraging or investment) in an amount not to exceed one-third of the current value of the fund's total assets (including the amount borrowed) less liabilities (not including the amount borrowed) at the time the borrowing is made. If at any time the fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will be reduced within 3 business days to the extent necessary to comply with the limitation. The fund will borrow only to facilitate redemptions requested by shareholders which might otherwise require untimely disposition of portfolio securities and will not purchase securities while borrowings are outstanding.

      2. Pledge assets, except that the fund may pledge not more than one-third of its total assets (taken at current value) to secure borrowings made in accordance with paragraph 1 above. Initial margin deposits under interest rate futures contracts, which are made to guarantee the fund's performance under such contracts, shall not be deemed a pledging of fund assets for the purpose of this investment restriction. As a matter of non-fundamental operating policy, in order to permit the sale of shares of the fund under certain state laws, the fund will not pledge its assets in excess of an amount equal to 10% of its net assets unless such state restrictions are changed.

      3. Invest 25% or more of the fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their service: for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

      4. Purchase the securities (other than government securities) of any issuer if, as a result, more than 5% of the fund's total assets would be invested in the securities of such issuer, provided that up to 25% of the fund's total net assets may be invested without regard to this 5% limitation and in the case of certificates of deposit, time deposits and bankers' acceptances, up to 25% of total fund assets may be invested without regard to such 5% limitation, but shall instead be subject to a 10% limitation.

      5. Invest in mineral leases.

      6. Invest in bank time deposits with maturities of over 7 calendar days, or invest more than 10% of the fund's total assets in bank time deposits with maturities of from 2 business days through 7 calendar days.

      7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis; (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."

      8. Underwrite any issue of securities, except to the extent the fund may be deemed to be an underwriter in connection with the sale of its portfolio securities, although the fund may purchase securities directly from the issuers thereof for investment in accordance with the fund's investment objective and policies.

      9. Purchase or sell commodities or commodity contracts, except that the fund may purchase and sell interest rate futures contracts for hedging purposes as set forth in the prospectus.

      10. Purchase securities on margin or sell "short," but the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. (Initial and maintenance margin deposits and payment with respect to interest rate futures contracts are not considered the purchase of securities on margin).

      11. Purchase or retain the securities of any issuer, if, to the fund's knowledge, those officers and directors of the manager and sub-adviser who individually own beneficially more than 0.5% of the outstanding securities of such issuer together own beneficially more than 5% of such outstanding securities.

      12. Invest in securities of other investment companies, except in the event of merger or reorganization with another investment company.

      13. Make loans, except to the extent the purchase of notes, bonds, bankers' acceptances or other evidence of indebtedness or the entry into repurchase agreements or deposits (including time deposits and certificates of deposit) with banks may be considered loans.

      14. Purchase or hold any real estate or mortgage loans thereon, except that the fund may invest in securities secured by real estate or interests therein or issued by persons (such as real estate investment trusts) which deal in real estate or interests therein.

      15. Purchase the securities (other than government securities) of any issuer if, as a result, the fund would hold more than 10% of any class of securities (including any class of voting securities) of such issuer; for this purpose, all debt obligations of an issuer, and all shares of stock of an issuer other than common stock, are treated as a single class of securities.

Furthermore, the fund has adopted the following non-fundamental investment restrictions which may be changed by the Board of Trustees without shareholder approval:

      (A) Write or purchase put, call, straddle or spread options, or combinations thereof.

      (B) Invest more than 10% of its net assets in illiquid securities;

      (C) Invest in real estate limited partnerships;

      (D) Invest more than 25% of its net assets at the time of purchase in the securities of foreign issuers and obligors; and

      (E) Purchase or sell interest rate futures contracts (a) involving aggregate delivery or purchase obligations in excess of 30% of the fund's net assets, or aggregate margin deposits made by the fund in excess of 5% of the fund's net assets, (b) which are not for hedging purposes only, or (c) which are executed under custodial, reserve and other arrangements inconsistent with regulations and policies adopted or positions taken (i) by the Securities and Exchange Commission for exemption from enforcement proceedings under Section 17(f) or 18(f) of the 1940 Act, (ii) by the Commodity Futures Trading Commission ("CFTC") for exemption of investment companies registered under the 1940 Act from registration as "commodity pool operators" and from certain provisions of Subpart B of Part 4 of the CFTC's regulations, or (iii) by state securities commissioners or administrators in the states in which the fund's shares have been qualified for public offering.

      (F) Invest in companies for the purpose of exercising control.

      (G) Invest in oil, gas or other mineral exploration or development programs although it may invest in the marketable securities of companies that invest in or sponsor such programs.

      (H) Under normal circumstances, the fund will invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in certain securities as indicated in the current prospectus. (See the prospectus for a detailed discussion of the fund's investments.) Shareholders will be provided with at least 60 days' prior written notice of any changes in the 80% investment policy. Such notice will comply with the conditions set forth in any applicable SEC rule then in effect.

In addition to the above, as a fundamental policy, the fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as such fund (which might result in duplication of certain fees and expenses).

INVESTMENT RESTRICTIONS OF IDEX TRANSAMERICA CONVERTIBLE SECURITIES

IDEX Transamerica Convertible Securities may not, as a matter of fundamental policy:

      1. With respect to 75% of the fund's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of the fund's total assets, or (b), the fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

      2. Invest 25% or more of the fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

      3. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

      4. Purchase or sell real estate (but this shall not prevent the fund from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

      5. Lend any security or make any other loan if, as a result, more than 25% of the fund's total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities, or to repurchase agreements).

      6. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

      7. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 25% of the value of the fund's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin account to guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

      8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."

Furthermore, the fund has adopted the following non-fundamental restrictions that may be changed by the Board of Trustees of the fund without shareholder approval:

      (A) The fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Trustees as permitted under the 1940 Act.

      (B) The fund may not sell securities short, except short sales "against the box," which includes the underlying stocks of convertible securities. A short sale against the box of a stock is where the seller actually owns the stock, but does not want to close out the position.

      (C) The fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

      (D) The fund may not invest in interests in oil, gas or other mineral development or exploration programs although it may invest in the marketable securities of companies that invest in or sponsor such programs.

      (E) The fund may not invest for purposes of exercising control or management.

      (F) The fund may not mortgage or pledge any securities owned or held by the fund in amounts that exceed, in the aggregate, 15% of the fund's net assets, provided that this limitation does not apply to reverse repurchase agreements or the segregation of assets in connection with such transactions.

      (G) The fund may not purchase securities in other investment companies, except as it may be acquired as part of a merger, consolidation, reorganization, acquisition of assets or offer of exchange.

      (H) Under normal circumstances, the fund will invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in certain securities as indicated in the current prospectus. (See the prospectus for a detailed discussion of the fund's investments.) Shareholders will be provided with at least 60 days' prior written notice of any changes in the 80% investment policy. Such notice will comply with the conditions set forth in any applicable SEC rule then in effect.

INVESTMENT RESTRICTIONS OF IDEX TRANSAMERICA GROWTH OPPORTUNITIES AND IDEX TRANSAMERICA EQUITY

Each fund may not, as a matter of fundamental policy:

      1. With respect to 75% of the fund's total assets, purchase the securities of any one issuer (other than Government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the fund in the securities of such issuer exceed 5% of the fund's total assets, or (b) the fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

      2. Borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests and cash payments of dividends and distributions that might otherwise require the untimely disposition of securities, in an amount not to exceed 33 1/3% of the value of the fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever outstanding borrowings, not including reverse repurchase agreements, represent 5% or more of the fund's total assets, the fund will not make any additional investments.

      3. Lend its assets or money to other persons, except through (a) purchasing debt obligations, (b) lending securities in an amount not to exceed 33 1/3% of the fund's assets taken at market value, (c) entering into repurchase agreements (d) trading in financial futures contracts, index futures contracts, securities indexes and options on financial futures contracts, options on index futures contracts, options on securities and options on securities indexes and
(e) entering into variable rate demand notes.

      4. Purchase securities (other than U.S. government securities) of any issuer if, as a result of the purchase, more than 5% of the fund's total assets would be invested in the securities of the issuer, except that up to 25% of the value of the total assets of the fund may be invested without regard to this limitation. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

      5. Purchase more than 10% of the voting securities of any one issuer, or more than 10% of the outstanding securities of any class of issuer, except that
(a) this limitation is not applicable to the fund's investments in government securities and (b) up to 25% of the value of the assets of the fund may be invested without regard to these 10% limitations. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction. These limitations are subject to any further limitations under the 1940 Act.

      6. Invest 25% or more of the fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their service: for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

      7. Underwrite any issue of securities, except to the extent that the sale of securities in accordance with the fund's investment objective, policies and limitations may be deemed to be an underwriting, and except that the fund may acquire securities under circumstances in which, if the securities were sold, the fund might be deemed to be an underwriter for purposes of the 1933 Act.

      8. Purchase or sell real estate or real estate limited partnership interests, or invest in oil, gas or mineral leases, or mineral exploration or development programs, except that the fund may (a) invest in securities secured by real estate, mortgages or interests in real estate or mortgages, (b) purchase securities issued by companies that invest or deal in real estate, mortgages or interests in real estate or mortgages, (c) engage in the purchase and sale of real estate as necessary to provide it with an office for the transaction of business or (d) acquire real estate or interests in real estate securing an issuer's obligations, in the event of a default by that issuer.

      9. Make short sales of securities or maintain a short position unless, at all times when a short position is open, the fund owns an equal amount of the securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short.

      10. Purchase securities on margin, except that the fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts, financial futures contracts or related options, and options on securities, and options on securities indexes will not be deemed to be a purchase of securities on margin by the fund.

      11. Invest in commodities, except that the fund may invest in futures contracts (including financial futures contracts or securities index futures contracts) and related options and other similar contracts as described in this Statement of Additional Information and in the prospectus.

      12. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover".

Furthermore, the funds have adopted the following non-fundamental investment restrictions which may be changed by the Board of Trustees without shareholder approval:

      (A) A fund may not purchase securities of other investment companies, other than a security acquired in connection with a merger, consolidation, acquisition, reorganization or offer of exchange and except as permitted under the 1940 Act, if as a result of the purchase: (a) more than 10% of the value of the fund's total assets would be invested in the securities of investment companies; (b) more than 5% of the value of the fund's total assets would be invested in the securities of any one investment company; or (c) the fund would own more than 3% of the total outstanding voting securities of any investment company.

      (B) A fund may not invest in companies for the purposes of exercising control or management.

      (C) With respect to IDEX Transamerica Equity only, under normal circumstances, the fund will invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in certain securities as indicated in the current prospectus. (See the prospectus for a detailed discussion of the fund's investments.) Shareholders will be provided with at least 60 days' prior written notice of any changes in the 80% investment policy. Such notice will comply with the conditions set forth in any applicable SEC rule then in effect.

In addition to the above, as a fundamental policy, the fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as such fund (which might result in duplication of certain fees and expenses).

INVESTMENT RESTRICTIONS OF IDEX TRANSAMERICA MONEY MARKET

IDEX Transamerica Money Market may not, as a matter of fundamental policy:

      1. With respect to 75% of the fund's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of the fund's total assets, or (b), the fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

      2. Invest 25% or more of the fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

      3. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

      4. Purchase or sell real estate (but this shall not prevent the fund from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

      5. Lend any security or make any other loan if, as a result, more than 25% of the fund's total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities, or to repurchase agreements).

      6. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

      7. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 25% of the value of the fund's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin account to guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

      8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."

Furthermore, the fund has adopted the following non-fundamental restrictions that may be changed by the Board of Trustees of the fund without shareholder approval:

      (A) The fund may not invest more than 10% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Trustees as permitted under the 1940 Act.

      (B) The fund may not sell securities short, except short sales "against the box." A short sale against the box of a stock is where the seller actually owns the stock, but does not want to close out the position.

      (C) The fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

      (D) The fund may not invest in interests in oil, gas or other mineral development or exploration programs although it may invest in the marketable securities of companies that invest in or sponsor such programs.

      (E) The fund may not (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of consolidation, merger or other reorganization.

      (F) The fund may not invest for purposes of exercising control or management.

      (G) The fund may not mortgage or pledge any securities owned or held by the fund in amounts that exceed, in the aggregate, 15% of the fund's net assets, provided that this limitation does not apply to reverse repurchase agreements or the segregation of assets in connection with such transactions.

      (H) The fund may not purchase securities in other investment companies, except as it may be acquired as part of a merger, consolidation, reorganization, acquisition of assets or offer of exchange.

INVESTMENT RESTRICTIONS OF IDEX TRANSAMERICA VALUE BALANCED

IDEX Transamerica Value Balanced may not, as a matter of fundamental policy:

      1. With respect to 75% of the fund's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of the fund's total assets, or (b) the fund owns more than 10% of the outstanding voting securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

      2. Invest more than 25% of the fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services, for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction. In addition, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

      3. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent the fund from investing in securities or other instruments backed by physical commodities).

      4. Purchase or sell real estate (but this shall not prevent the fund from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

      5. Lend any security or make any other loan if, as a result, more than 25% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper or debt securities).

      6. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

      7. The fund may borrow money only for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% of the value of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation.

      8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis; (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."

Furthermore, the fund has adopted the following non-fundamental investment restrictions which may be changed by the Board of Trustees without shareholder approval:

      (A) The fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that margin payments and other deposits in connection with transactions in options, swaps and forward and futures contracts are not deemed to constitute selling securities short.

      (B) The fund may not purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in options, futures, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

      (C) The fund may not (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of a consolidation, merger or other reorganization.

      (D) The fund may not mortgage or pledge any securities owned or held by the fund in amounts that exceed, in the aggregate, 15% of the fund's net assets, provided that this limitation does not apply to reverse repurchase agreements, deposits of assets to margin, guarantee positions in futures, options, swaps or forward contracts or segregation of assets in connection with such contracts.

      (E) The fund may not invest directly in oil, gas, or other mineral development or exploration programs or leases; however, the fund may own debt or equity securities of companies engaged in those businesses.

      (F) The fund may not invest in companies for the purpose of exercising control or management.

      (G) The fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act, or any successor to such Rule, Section 4(2) commercial paper or any other securities as to which the Board of Trustees has made a determination as to liquidity, as permitted under the 1940 Act.

In addition to the above, as a fundamental policy, the fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as such fund (which might result in duplication of certain fees and expenses).

                    OTHER POLICIES AND PRACTICES OF THE FUNDS

OPTIONS, FUTURES AND OTHER DERIVATIVE INSTRUMENTS

The following investments are subject to limitations as set forth in each fund's investment restrictions and policies.

OPTIONS ON SECURITIES AND INDEXES. In an effort to increase current income and to reduce fluctuations in net asset value, each of the funds, other than IDEX Federated Tax Exempt and IDEX Transamerica Conservative High-Yield Bond, may write covered put and call options and buy put and call options on securities that are traded on United States and foreign securities exchanges, and over-the-counter. A fund also may write call options that are not covered for cross-hedging purposes. A fund may write and buy options on the same types of securities that the fund may purchase directly. There are no specific limitations on a fund's writing and buying of options on securities.

A call option gives the purchaser the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price or exchange rate of the security, as the case may be. The premium paid to the writer is consideration for undertaking the obligations under the option contract. A put option gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price or exchange rate of the security, as the case may be. A call option is covered if a fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the underlying security is held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A put option is covered if a fund segregates cash or other liquid assets with a value equal to the exercise price with its custodian. Put and call options will be valued at the last sale price, or in the absence of such a price, at the mean between bid and asked price.

When a portfolio security or currency subject to a call option is sold, a fund will effect a "closing purchase transaction"--the purchase of a call option on the same security or currency with the same exercise price and expiration date as the call option which a fund previously has written. If a fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security or currency until the option expires or the fund delivers the underlying security or currency upon exercise. In addition, upon the exercise of a call option by the holder thereof, a fund will forego the potential benefit represented by market appreciation over the exercise price.

When a fund writes an option, an amount equal to the net premium (the premium less the commission) received by the fund is included in the liability section of its statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date, or if the fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option is exercised, a fund may deliver the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the fund will realize a gain or loss.

The purpose of writing covered call options is to generate additional premium income for a fund. This premium income will serve to enhance a fund's total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for a fund.

Once the decision to write a call option has been made, a fund's investment adviser or a sub-adviser, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit a sale of the underlying security. Furthermore, effecting a closing transaction will permit a fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If a fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a fund will be able to effect such closing transactions at a favorable price. If a fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. The funds will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

Exercise prices of options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred. A fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a fund.

Where a fund may purchase put options, that fund is purchasing the right to sell a specified security (or securities) within a specified period of time at a specified exercise price. Puts may be acquired to facilitate the liquidity of the portfolio assets. Puts may also be used to facilitate the reinvestment of assets at a rate of return more favorable than that of the underlying security. A fund may sell, transfer, or assign a put only in conjunction with the sale, transfer, or assignment of the underlying security or securities. The amount payable to a fund upon its exercise of a "put" is normally (i) the fund's acquisition cost of the securities subject to the put (excluding any accrued interest which the fund paid on the acquisition), less any amortized market premium or plus any accreted market or original issue discount during the period the fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period. A fund generally will acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, a fund may pay for puts either separately in cash or by paying higher price for portfolio securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities).

Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. A fund will segregate assets or otherwise cover index options that would require it to pay cash upon exercise.

A principal reason for writing put and call options is to attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying securities alone. In return for the premium received for a call option, a fund foregoes the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security decline. In return for the premium received for a put option, a fund assumes the risk that the price of the underlying security will decline below the exercise price, in which case the put would be exercised and the fund would suffer a loss. A fund may purchase put options in an effort to protect the value of a security it owns against a possible decline in market value.

OPTIONS ON FOREIGN CURRENCIES. A fund may buy and write options on foreign currencies in a manner similar to that in which futures contracts or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which fund securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of fund securities, a fund may buy put options on the foreign currency. If the value of the currency declines, such fund will have the right to sell such currency for a fixed amount in U.S. dollars and will offset, in whole or in part, the adverse effect on its portfolio.

Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a fund may buy call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, a fund could sustain losses on transactions in foreign currency options that would require such fund to forego a portion or all of the benefits of advantageous changes in those rates. In addition, in the case of other types of options, the benefit to the fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs.

A fund may also write options on foreign currencies. For example, in attempting to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, a fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of fund securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to attempt to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow that fund to hedge the increased cost up to the amount of premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and a fund would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a fund also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

A fund may write covered call options on foreign currencies. A call option written on a foreign currency by a fund is "covered" if that fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration that is segregated by its custodian) upon conversion or exchange of other foreign currency held in its fund. A call option is also covered if: (i) the fund holds a call at the same exercise price for the same exercise period and on the same currency as the call written; or (ii) at the time the call is written, an amount of cash, U.S. government securities or other liquid assets equal to the fluctuating market value of the optioned currency is segregated with the custodian.

A fund may write call options on foreign currencies for cross-hedging purposes that would not be deemed to be covered. A call option on a foreign currency is for cross-hedging purposes if it is not covered but is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which the fund owns or has the right to acquire and which is denominated in the currency underlying the option. In such circumstances, a fund collateralizes the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

FUTURES CONTRACTS AND OPTIONS THEREON. A fund may enter into futures contracts, purchase or sell options on any such futures contracts, and engage in related closing transactions. Futures contracts are for the purchase or sale, for future delivery, of equity or fixed-income securities, foreign currencies or contracts based on financial indices, including indices of U.S. government securities, foreign government securities and equity or fixed-income securities. IDEX Transamerica Conservative High-Yield Bond, IDEX PIMCO Total Return and IDEX PIMCO Real Return TIPS may enter into interest rate futures contracts. These contracts are for the purchase or sale of fixed-income securities. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index.

U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a Futures Trading Commission merchant ("FTCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

The funds may use future contracts to hedge against anticipated future changes in market conditions which otherwise might adversely affect the value of securities which these funds hold or intend to purchase. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, a fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a fund, through the purchase of such contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

The acquisition of put and call options on futures contracts will, respectively, give a fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

If the notional value of a fund's non-hedge contracts exceeds 100% of its total assets, the fund will not purchase or sell a futures contract unless immediately following such sale or purchase the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of the its net assets. If the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes exceeds 5% of the its net assets, the notional value of a fund's non-hedge contracts will not exceed 100% of the liquidation value of the fund's portfolio securities. Futures transactions will be limited to the extent necessary to maintain the qualification of these funds as a regulated investment companies.

The funds also may purchase and sell put and call options on futures contracts. An option on a futures contract gives the purchaser the right, but not the obligation, in return for the premium paid, to assume (in the case of a call) or sell (in the case of a put) a position in a specified underlying futures contract (which position may be a long or short position) a specified exercise price at any time during the option exercise period. Sellers of options on futures contracts, like buyers and sellers of futures contracts, make an initial margin deposit and are subject to calls for variation margin.

Futures transactions involve brokerage costs and require a fund to segregate liquid assets, such as cash, U.S. Government securities or other liquid securities to cover its obligation under such contracts. There is a possibility that a fund may lose the expected benefit of futures transactions if interest rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if a fund had not entered into any futures transactions. In addition, the value of futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting the fund's ability to hedge effectively against interest rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

IDEX Alger Aggressive Growth may not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of IDEX Alger Aggressive Growth's total assets (taken at current value); however, in the case of an option that is "in-the-money" at the time of the purchase, the "in-the-money" amount may be excluded in calculating the 5% limitation. An "in-the-money" call option is any whose strike price is lower than the current price of the underlying stock. (The strike price per share for which the underlying stock may be purchased (in the case of a call) by the option buyer upon exercise of the option contract.)

FORWARD CONTRACTS. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future, and the other party is obligated to pay a specified invoice amount for the assets at the time of delivery. A fund may enter into forward contracts to purchase and sell government securities, foreign currencies or other financial instruments. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

The following discussion summarizes a fund's principal uses of forward foreign currency exchange contracts ("forward currency contracts").

A fund may enter into forward currency contracts with stated contract values of up to the value of that fund's assets. The funds may enter into forward currency contracts in order to hedge against adverse movements in exchange rates between currencies. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed upon price (which may be in U.S. dollars or another currency). A fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business.

By entering into a forward currency contract in U.S. dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, the funds are able to protect themselves against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. However, this tends to limit potential gains which might result from a positive change in such currency relationships. The funds may also hedge foreign currency exchange rate risk by engaging in a currency financial futures and options transactions, which are described below. The forecasting of short-term currency market movements is extremely difficult and whether such a short-term hedging strategy will be successful is highly uncertain.

It is impossible to forecast with precision the market value of portfolio securities at the expiration of a forward currency contract. Accordingly, it may be necessary for a fund to purchase additional currency on the spot market if the market value of the security is less than the amount of foreign currency such fund is obligated to deliver when a decision is made to sell the security and make delivery of the foreign currency in settlement of a forward contract. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency such fund is obligated to deliver.


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
If a fund retains the portfolio security and engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been movement in forward currency contract prices. If a fund engages in an offsetting transaction, it may subsequently enter into a new forward currency contract to sell the foreign currency. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase. The funds will have to convert their holdings of foreign currencies into U.S. dollars from time to time. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.

While forward currency contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward currency contracts. In such event, a fund's ability to utilize forward currency contracts may be restricted. In addition, a fund may not always be able to enter into forward currency contracts at attractive prices and may be limited in its ability to use these contracts to hedge its assets.

SWAPS AND SWAP-RELATED PRODUCTS. In order to attempt to protect the value of its investments from interest rate or currency exchange rate fluctuations, a fund may, subject to its investment restrictions, enter into interest rate and currency exchange rate swaps, and may buy or sell interest rate and currency exchange rate caps and floors. A fund's sub-adviser may enter into these transactions primarily to attempt to preserve a return or spread on a particular investment or portion of its portfolio. A fund also may enter into these transactions to attempt to protect against any increase in the price of securities the fund may consider buying at a later date.

The funds do not intend to use these transactions as a speculative investment. Interest rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The exchange commitments can involve payments to be made in the same currency or in different currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate floor.

A fund, subject to its investment restrictions, enters into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with a fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a fund's obligations over its entitlements with respect to each interest rate swap, will be calculated on a daily basis. An amount of cash or other liquid assets having an aggregate net asset at least equal to the accrued excess will be segregated by its custodian.

If a fund enters into an interest rate swap on other than a net basis, it will maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. A fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one nationally recognized statistical rating organization at the time of entering into such transaction. A fund's sub-adviser will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. The sub-advisers have determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent a fund sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

There is no limit on the amount of interest rate swap transactions that may be entered into by a fund, unless so stated in its investment objectives. These transactions may in some instances involve the delivery of securities or other underlying assets by a fund or its counterparty to collateralize obligations under the swap.

Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the interest payments that a fund is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, a fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. A fund may buy and sell (i.e., write) caps and floors without limitation, subject to the segregation requirement described above.


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
In addition to the instruments, strategies and risks described in this SAI and in the prospectus, there may be additional opportunities in connection with options, futures contracts, forward currency contracts and other hedging techniques that become available as a fund's sub-adviser develops new techniques, as regulatory authorities broaden the range of permitted transactions, and as new instruments are developed. The funds' sub-advisers may use these opportunities to the extent they are consistent with each fund's investment objective and as are permitted by a fund's investment limitations and applicable regulatory requirements.

CREDIT DEFAULT SWAPS. A fund may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, a fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, a fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a fund would keep the stream of payments and would have no payment obligations. As the seller, a fund would be subject to investment exposure on the notional amount of the swap.

A fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk--that the seller may fail to satisfy its payment obligations to the fund in the event of a default.

EXCHANGE-TRADED FUNDS ("ETFS"). Subject to limitations under the 1940 Act, a fund may invest in shares of investment companies know as ETFs. For example, a fund may invest in S&P Depositary Receipts, or "SPDRs." SPDRs are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of the S&P 500 Index. A fund investing in a SPDR would be entitled to the dividends that accrue to the S&P 500 stocks in the underlying portfolio, less trust expenses. Investing in these securities may result in duplication of certain fees and expenses paid by these securities in addition to the advisory fees and expenses paid by the fund.

EURO INSTRUMENTS. The funds may each make investments in Euro instruments. Euro instruments are U.S. dollar-denominated futures contracts, or options thereon, which are linked to the London Interbank Offered Rate (the "LIBOR"), although foreign currency- denominated instruments are available from time to time. Euro futures contracts enable purchasers to obtain a fixed rate for the lending of funds, and sellers to obtain a fixed rate for borrowings. A fund might use Euro futures contracts and options thereon to hedge against changes in LIBOR, which may be linked to many interest rate swaps and fixed income instruments.

SPECIAL INVESTMENT CONSIDERATIONS AND RISKS. The successful use of the investment practices described above with respect to futures contracts, options on futures contracts, forward contracts, options on securities, options on foreign currencies and swaps and swap-related products draws upon skills and experience which are different from those needed to select the other instruments in which a fund may invest. Should interest or exchange rates, or the prices of securities or financial indices move in an unexpected manner, a fund may not achieve the desired benefits of the foregoing instruments or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to options on currencies, forward contracts and other negotiated or over-the-counter instruments, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

A fund's ability to dispose of its positions in the foregoing instruments will depend on the availability of liquid markets in the instruments. Markets in a number of the instruments are relatively new and still developing, and it is impossible to predict the amount of trading interest that may exist in those instruments in the future.

Particular risks exist with respect to the use of each of the foregoing instruments and could result in such adverse consequences to a fund as: the possible loss of the entire premium paid for an option bought by a fund; the inability of the fund, as the writer of a covered call option, to benefit from the appreciation of the underlying securities above the exercise price of the option; and the possible need to defer closing out positions in certain instruments to avoid adverse tax consequences. As a result, no assurance can be given that a fund will be able to use those instruments effectively for their intended purposes.

In connection with certain of its hedging transactions, a fund must segregate assets with the fund's custodian bank to ensure that such fund will be able to meet its obligations pursuant to these instruments. Segregation of a large percentage of a fund's assets could impede implementation of that fund's investment policies or its ability to meet redemption requests or other current obligations.

ADDITIONAL RISKS OF OPTIONS ON FOREIGN CURRENCIES, FORWARD CONTRACTS AND FOREIGN INSTRUMENTS. Unlike transactions entered into by a fund in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation.

Options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events.

In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign government restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement. These include such things as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

In addition, options on U.S. government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by: (i) other complex foreign political and economic factors; (ii) less availability than that available in the United States of data on which to make trading decisions; (iii) delays in a fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) low trading volume.

FOREIGN INVESTMENTS

Each fund may invest in foreign securities through the purchase of securities of foreign issuers or of American Depositary Receipts ("ADRs"). Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a U.S. company. Volume and liquidity in most foreign markets are less than in the U.S., and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although a fund will endeavor to achieve the most favorable net results on portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed companies than in the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

Foreign markets also have different clearance and settlement procedures, and in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a fund investing in foreign markets is uninvested and no return is earned thereon. The inability of such a fund to make intended security purchases due to settlement problems could cause the fund to miss attractive investment opportunities. Losses to a fund due to subsequent declines in the value of portfolio securities, or losses arising out of an inability to fulfill a contract to sell such securities, could result in potential liability to the fund. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect the investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

In many instances, foreign debt securities may provide higher yields than securities of domestic issuers which have similar maturities and quality. Under certain market conditions these investments may be less liquid than the securities of U.S. corporations and are certainly less liquid than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Finally, in the event of a default of any such foreign debt obligations, it may be more difficult to obtain or to enforce a judgment against the issuers of such securities.

If a security is denominated in foreign currency, the value of the security to a fund will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. Currency risks generally increase in lesser developed markets. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of a fund's assets. The value of the assets of a fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.

A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of securities denominated in that currency. Such changes will also affect the income and distributions to shareholders of a fund investing in foreign markets. In addition, although a fund will receive income on foreign securities in such currencies, it will be required to compute and distribute income in U.S. dollars. Therefore, if the exchange rate for any such currency declines materially after income has been accrued and translated into U.S. dollars, a fund could be required to liquidate portfolio securities to make required distributions. Similarly, if an exchange rate declines between the time a fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater.

ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers' stock. However, by investing in ADRs rather than directly in foreign issuers' stock, a fund can avoid currency risks during the settlement period for either purchase or sales.

In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. Certain ADRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

SOVEREIGN DEBT SECURITIES (IDEX PIMCO TOTAL RETURN AND IDEX PIMCO REAL RETURN
TIPS): IDEX PIMCO Total Return and IDEX PIMCO Real Return TIPS may invest in securities issued or guaranteed by any country and denominated in any currency. The funds expect to generally invest in developed countries including Australia, Canada, Finland, France, Germany, the Netherlands, Japan, Italy, New Zealand, Norway, Spain, Sweden, the United Kingdom and the United States. The obligations of governmental entities have various kinds of government support and include obligations issued or guaranteed by governmental entities with taxing power. These obligations may or may not be supported by the full faith and credit of a government. Debt securities issued or guaranteed by foreign governmental entities have credit characteristics similar to those of domestic debt securities but are subject to the risks attendant to foreign investments, which are discussed above.

The funds may also purchase securities issued by semi-governmental or supranational agencies such as the Asian Developmental Bank, the International Bank for Reconstruction and Development, the Export-Import Bank and the European Investment Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. The funds will not invest more than 25% of their assets in the securities of supranational entities.

EMERGING MARKETS (IDEX PIMCO TOTAL RETURN AND IDEX PIMCO REAL RETURN TIPS). Securities traded in certain emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by foreign investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations. Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that a fund's investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.

A fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented in a number of countries, including: Argentina, Bolivia, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Niger, Nigeria, Panama, Peru, the Philippines, Poland, Uruguay, and Venezuela.

Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S. Government securities. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year's interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk").

Most Mexican Brady Bonds issued to date have principal repayments at final maturity fully collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and interest coupon payments collateralized on an 18-month rolling-forward basis by funds held in escrow by an agent for the bondholders. A significant portion of the Venezuelan Brady Bonds and the Argentine Brady Bonds issued to date have principal repayments at final maturity collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and/or interest coupon payments collateralized on a 14-month (for Venezuela) or 12-month (for Argentina) rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.

Brady Bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which the fund may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the fund to suffer a loss of interest or principal on any of its holdings.

OTHER INVESTMENT COMPANIES

A fund may invest in securities issued by other investment companies as permitted under the 1940 Act. A fund may indirectly bear a portion of any investment advisory fees and expenses and distribution (12b-1) fees paid by funds in which it invests, in addition to the advisory fees and expenses paid by the fund.

WHEN-ISSUED, DELAYED SETTLEMENT AND FORWARD DELIVERY SECURITIES

Securities may be purchased and sold on a "when-issued," "delayed settlement," or "forward (delayed) delivery" basis. "When-issued" or "forward delivery" refers to securities whose terms are available, and for which a market exists, but which are not available for immediate delivery. When-issued or forward delivery transactions may be expected to occur a month or more before delivery is due. A fund may engage in when-issued transactions to obtain what is considered to be an advantageous price and yield at the time of the transaction. When a fund engages in when-issued or forward delivery


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transactions, it will do so consistent with its investment objective and policies and not for the purpose of investment leverage.

"Delayed settlement" is a term used to describe settlement of a securities transaction in the secondary market which will occur sometime in the future. No payment or delivery is made by a fund until it receives payment or delivery from the other party for any of the above transactions. The fund will segregate with its custodian cash, U.S. government securities or other liquid assets at least equal to the value or purchase commitments until payment is made. The segregated securities will either mature or, if necessary, be sold on or before the settlement date. Typically, no income accrues on securities purchased on a delayed delivery basis prior to the time delivery of the securities is made, although a fund may earn income on securities it has segregated to collateralize its delayed delivery purchases.

New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner. At the time of settlement, the market value of the security may be more or less than the purchase price. A fund bears the risk of such market value fluctuations. These transactions also involve the risk that the other party to the transaction may default on its obligation to make payment or delivery. As a result, the fund may be delayed or prevented from completing the transaction and may incur additional costs as a consequence of the delay.

ZERO COUPON, PAY-IN-KIND AND STEP COUPON SECURITIES

Subject to its investment restrictions, a fund may invest in zero coupon, pay-in-kind and step-coupon securities. Zero-coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind bonds give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made. IDEX Janus Flexible Income and IDEX PIMCO Total Return may also invest in "strips," which are debt securities that are stripped of their interest after the securities are issued, but otherwise are comparable to zero coupon bonds.

Current federal income tax law requires holders of zero-coupon securities and step-coupon securities to report the portion of the original issue discount on such securities that accrues that year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986 ("Code"), a fund must distribute its investment company taxable income, including the original issue discount accrued on zero-coupon or step-coupon bonds. Because it will not receive cash payments on a current basis in respect of accrued original-issue discount on zero-coupon bonds or step-coupon bonds during the period before interest payments begin, in some years a fund may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. A fund might obtain such cash from selling other portfolio holdings. These actions may reduce the assets to which fund expenses could be allocated and may reduce the rate of return for such fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for a fund to sell the securities at the time.

Generally, the market prices of zero-coupon bonds and strip securities are more volatile than the prices of securities that pay interest periodically in cash and they are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

MORTGAGE-RELATED SECURITIES

The funds may invest in mortgage-related securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, and by nongovernmental entities, provided, however, that to the extent that a fund purchases mortgage-related securities from such issuers which may, solely for purposes of the 1940 Act, be deemed to be investment companies, the fund's investment in such securities will be subject to the limitations on its investment in investment company securities.

Mortgage-related securities in which these funds may invest represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as GNMA and government-related organizations such as FNMA and FHLMC, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-related security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the funds will receive when these amounts are reinvested.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to the timely payment of the principal and interest by FNMA. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "Pcs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to the timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or the timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

IDEX PIMCO Total Return and IDEX PIMCO Real Return TIPS may invest in Collateralized Mortgage Obligations ("CMOs") residuals and stripped mortgage-backed securities ("SMSBs"). CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-backed securities. See "Other Mortgage-Related Securities--Stripped Mortgage-Backed Securities." In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Fund may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the "1933 Act"). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.


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
SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

INCOME PRODUCING SECURITIES

IDEX Janus Flexible Income, IDEX PIMCO Total Return and IDEX PIMCO Real Return TIPS focus their investments in income-producing securities.

IDEX Janus Flexible Income, IDEX PIMCO Total Return and IDEX PIMCO Real Return TIPS will purchase defaulted securities only when the respective sub-advisers believe, based upon analysis of the financial condition, results of operations and economic outlook of an issuer, that there is potential for resumption of income payments and that the securities offer an unusual opportunity for capital appreciation. Notwithstanding the sub-adviser's belief as to the resumption of income payments, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk. Such risk includes, among other things, the following:

      Financial and Market Risks. Investments in securities that are in default involve a high degree of financial and market risks that can result in substantial, or at times even total, losses. Issuers of defaulted securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers. The market prices of such securities also are subject to abrupt and erratic movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected.

      Disposition of Fund Securities. The funds generally intend to purchase securities for which the sub-adviser expects an active market to be maintained, defaulted securities may be less actively traded than other securities making it more difficult to dispose of substantial holdings of such securities at prevailing market prices. The funds will limit holdings of any such securities to amounts that the sub-adviser believes could be readily sold, and its holdings of such securities would, in any event, be limited so as not to limit the funds' ability to readily dispose of securities to meet redemptions.

      Other. Defaulted securities require active monitoring and may, at times, require participation in bankruptcy or receivership proceedings on behalf of the funds.

Other types of income producing securities that the funds may purchase include, but are not limited to, the following:

      Variable and Floating Rate Obligations. These types of securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.

      Standby Commitments. These instruments, which are similar to a put, give a fund the option to obligate a broker, dealer or bank to repurchase a security held by a fund at a specified price.

      Tender Option Bonds. Tender option bonds are relatively long-term bonds that are coupled with the agreement of a third party (such as a broker, dealer or bank) to grant the holders of such securities the option to tender the securities to the institution at periodic intervals.

      Inverse Floaters. Inverse floaters are instruments whose interest bears an inverse relationship to the interest rate on another security. The funds will not invest more than 5% of their respective assets in inverse floaters.

The funds will purchase instruments with demand features, standby commitments and tender option bonds primarily for the purpose of increasing the liquidity of their portfolios.

These investments are subject to credit risk and market risk. Credit risk relates to the party's ability to make payment upon demand; market risk relates to the fact that the value of the security will be impacted by the rise and fall of interest rates.

LENDING OF FUND SECURITIES

The funds, from time to time, may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The funds must receive 100% collateral, in the form of cash or U.S. Government securities. This collateral must be valued daily, and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lender. During the time portfolio securities are on loan, the borrower pays the lender any dividends or interest paid on such securities. Loans are subject to termination by the lender or the borrower at any time. While the funds do not have the right to vote securities on loan, each intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults on its obligation to a fund, it could experience delays in recovering its securities and possible capital losses. The funds will only enter into loan arrangements with broker-dealers, banks or other institutions determined to be creditworthy under guidelines established by the Board of Trustees.

JOINT TRADING ACCOUNTS

IDEX Janus Growth, IDEX Janus Global, IDEX Janus Flexible Income, IDEX Janus Growth & Income and IDEX Janus Balanced, and other clients of Janus and its affiliates, may place assets in joint trading accounts for the purpose of making short-term investments in money market instruments. The Board of Trustees must approve the participation of each of these funds in these joint trading accounts and procedures pursuant to which the joint accounts will operate. The joint trading accounts are to be operated pursuant to an exemptive order issued to Janus and certain of its affiliates by the SEC. All joint account participants, including these funds, will bear the expenses of the joint trading accounts in proportion to their investments. Financial difficulties of other participants in the joint accounts could cause delays or other difficulties for the funds in withdrawing their assets from joint trading accounts.

ILLIQUID AND RESTRICTED/144A SECURITIES

Subject to its investment restrictions, a fund may invest a certain percentage of its net assets in illiquid securities (i.e., securities that are not readily marketable).

In recent years, a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933 ("1933 Act"). Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend on an efficient institutional market in which such unregistered securities can readily be resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act established a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that might develop as a result of Rule 144A could provide both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing a Rule 144A-eligible security held by a portfolio could, however, adversely affect the marketability of such portfolio security and the portfolio might be unable to dispose of such security promptly or at reasonable prices.

The Fund's Board of Trustees has authorized each fund's sub-adviser to make liquidity determinations with respect to Rule 144A securities in accordance with the guidelines established by the Board of Trustees. Under the guidelines, the fund's sub-adviser will consider the following factors in determining whether a Rule 144A security is liquid: 1) the frequency of trades and quoted prices for the security; 2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; 3) the willingness of dealers to undertake to make a market in the security; and 4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the OTC markets. The fund may be restricted in its ability to sell such securities at a time when a fund's sub-adviser deems it advisable to do so. In addition, in order to meet redemption requests, a fund may have to sell other assets, rather than such illiquid securities, at a time which is not advantageous.

MUNICIPAL OBLIGATIONS

The funds may invest in the following types of municipal obligations:


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MUNICIPAL BONDS. Municipal bonds generally are classified as general obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and unlimited taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues generated by a particular facility or class of facility, or in some cases from the proceeds of a special excise tax or specific revenue source. Industrial development obligations are a particular kind of municipal bond which are issued by or on behalf of public authorities to obtain funds for many kinds of local, privately operated facilities. Such obligations are, in most cases, revenue bonds that generally are secured by a lease with a particular private corporation.

MUNICIPAL NOTES. Municipal notes are short-term debt obligations issued by municipalities which normally have a maturity at the time of issuance of six months to three years. Such notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes and project notes. Notes sold in anticipation of collection of taxes, a bond sale or receipt of other revenues are normally obligations of the issuing municipality or agency.

MUNICIPAL COMMERCIAL PAPER. Municipal commercial paper is short-term debt obligations issued by municipalities. Although done so infrequently, municipal commercial paper may be issued at a discount (sometimes referred to as Short-Term Discount Notes). These obligations are issued to meet seasonal working capital needs of a municipality or interim construction financing and are paid from a municipality's general revenues or refinanced with long-term debt. Although the availability of municipal commercial paper has been limited, from time to time the amounts of such debt obligations offered have increased, and the sub-adviser believes that this increase may continue.

VARIABLE RATE OBLIGATIONS. The interest rate payable on a variable rate municipal obligation is adjusted either at predetermined periodic intervals or whenever there is a change in the market rate of interest upon which the interest rate payable is based. A variable rate obligation may include a demand feature pursuant to which the fund would have the right to demand prepayment of the principal amount of the obligation prior to its stated maturity. The issuer of the variable rate obligation may retain the right to prepay the principal amount prior to maturity.

MUNICIPAL LEASE OBLIGATIONS. Municipal lease obligations may take the form of a lease, an installment purchase or a conditional sales contract. Municipal lease obligations are issued by state and local governments and authorities to acquire land, equipment and facilities such as state and municipal vehicles, telecommunications and computer equipment, and other capital assets. Interest payments on qualifying municipal leases are exempt from federal income taxes. The fund may purchase these obligations directly, or they may purchase participation interests in such obligations. Municipal leases are generally subject to greater risks than general obligation or revenue bonds. State laws set forth requirements that states or municipalities must meet in order to issue municipal obligations, and such obligations may contain a covenant by the issuer to budget for, appropriate, and make payments due under the obligation. However, certain municipal lease obligations may contain "non-appropriation" clauses which provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. Accordingly, such obligations are subject to "non-appropriation" risk. While municipal leases are secured by the underlying capital asset, it may be difficult to dispose of such assets in the event of non-appropriation or other default.

LOAN PARTICIPATIONS

A fund may purchase participations in commercial loans, including loan assignments. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The fund may participate in such syndications, or can buy part of a loan, becoming a part lender. The fund's investment in a loan participation typically will result in the fund having a contractual relationship only with the lender and not with the borrower. The fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing a participation, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any right of set-off against the borrower, and the fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the fund may be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

When a fund purchases a loan assignment from lenders, it will acquire direct rights against the borrowers on the loan. Because assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Because there is no liquid market for such securities, the fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and a fund's ability to dispose of particular assignments or participations when necessary to meet redemptions of fund shares, to meet the fund's liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for assignments and participations also may make it more difficult for a fund to value these securities for purposes of calculating its net asset value.

Investments in loans through a direct assignment of the financial institution's interests with respect to the loan may involve additional risks to the fund. For example, if a loan is foreclosed, a fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, a fund relies on its sub-adviser's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the fund.

IDEX Federated Tax Exempt may invest in participation interests purchased from banks in variable rate tax-exempt securities (such as IDBs) owned by the banks. A participation interest gives the purchaser an undivided interest in the tax-exempt security in the proportion that the fund's participation interest bears to the total principal amount of the tax-exempt security, and permits demand repurchase as described in section D above. Participations are frequently backed by an irrevocable letter of credit or guarantee of the bank offering the participation which the sub-adviser, under the supervision of the Board of Trustees, has determined meets the prescribed quality standards for IDEX Federated Tax Exempt. The fund has the right to sell the instrument back to the bank and draw on the letter of credit on 7 days' notice for all or any part of the fund's participation interest in the tax-exempt security, plus accrued interest. The fund intends to exercise its demand rights under the letter of credit only (1) upon a default under the terms of the tax-exempt security, (2) as needed to provide liquidity in order to meet redemptions, or (3) upon a drop in the rating or the sub-adviser's evaluation of the underlying security. Banks charge a service and letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the tax-exempt securities over the yield negotiated between the fund and the bank at which the instruments were purchased by IDEX Federated Tax Exempt. The sub-adviser will monitor the pricing, quality and liquidity of the variable rate demand instruments held by IDEX Federated Tax Exempt, including the IDBs supported by bank letters of credit or guarantee, on the basis of published financial information, reports or rating agencies and other bank analytical services. Participation interests will be purchased only if, in the opinion of counsel, interest income on such interest will be tax-exempt when distributed as dividends to shareholders.

EQUITY EQUIVALENTS

In addition to investing in common stocks, the funds may invest in other equity securities and equity equivalents, including securities that permit a fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible debt securities.

The fund will limit its holdings of convertible debt securities to those that, at the time of purchase, are rated at least B- by S&P or B3 by Moody's, or, if not rated by S&P or Moody's, are of equivalent investment quality as determined by the sub-adviser. Except for IDEX Transamerica Convertible Securities and IDEX PIMCO Total Return, a fund's investments in convertible debt securities and other high-yield, non-convertible debt securities rated below investment-grade will comprise less than 35% of the fund's net assets. Debt securities rated below the four highest categories are not considered "investment-grade" obligations. These securities have speculative characteristics and present more credit risk than investment-grade obligations. Equity equivalents also may include securities whose value or return is derived from the value or return of a different security. Depositary receipts, are an example of the type of derivative security in which the fund might invest.

EVENT-LINKED BONDS (IDEX PIMCO TOTAL RETURN AND IDEX PIMCO REAL RETURN TIPS)

The fund may invest up to 5% of its net assets in "event-linked bonds," which are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as "catastrophe bonds." If a trigger event occurs, the portfolio may lose a portion or all of its principal invested in the bond. Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked bonds may also expose the fund to certain unanticipated risks including credit risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked bonds may also be subject to liquidity risk.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

Subject to its investment restrictions, a fund may enter into repurchase and reverse repurchase agreements. Reverse repurchase agreements are also subject to the applicable restrictions regarding senior securities. In a repurchase agreement, a fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or collateral. A fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to a fund in connection with bankruptcy proceedings), it is the policy of each fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the sub-adviser for that fund and approved by the Board of Trustees. In addition, the funds currently intend to invest primarily in repurchase agreements collateralized by cash, U.S. government securities, or money market instruments whose value equals at least 100% of the repurchase price, marked-to-market daily.

In a reverse repurchase agreement, a fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a fund will segregate with its custodian cash and appropriate liquid assets with the funds' custodian to cover its obligation under the agreement. The funds will enter into reverse repurchase agreements only with parties the investment sub-adviser for each fund deems creditworthy and that have been reviewed by the Board of Trustees.

Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Reverse repurchase agreements may expose a fund to greater fluctuations in the value of its assets.

PASS-THROUGH SECURITIES

Each fund may, in varying degrees, invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities and participation interests, which are more fully discussed in this SAI. A pass-through security is a share or certificate of interest in a pool of debt obligations that has been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the funds.

HIGH YIELD/HIGH-RISK BONDS

High-yield/high-risk bonds, below investment grade securities (commonly known as "junk bonds") involve significant credit and liquidity concerns and fluctuating yields, and are not suitable for short-term investing. Higher yields are ordinarily available on fixed-income securities which are unrated or are rated in the lower rating categories of recognized rating services such as Moody's and Standard & Poor's.

VALUATION RISKS. Lower rated bonds also involve the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a fund owning such bonds would experience a reduction in its income, and could expect a decline in the market value of the securities so affected. Such funds, furthermore, may incur additional costs in seeking the recovery of the defaulted securities. More careful analysis of the financial condition of each issuer of lower rated securities is therefore necessary. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payments obligations, to meet projected business goals and to obtain additional financing.

The market prices of lower grade securities are generally less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic or political changes or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities. Past experience with high-yield securities in a prolonged economic downturn may not provide an accurate indication of future performance during such periods.

LIQUIDITY RISKS. Lower rated securities also may have less liquid markets than higher rated securities, and their liquidity as well as their value may be more severely affected by adverse economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a greater negative impact on the market for lower rated bonds.

Unrated securities are not necessarily of lower quality than rated securities, but the markets for lower rated and nonrated securities are more limited than those in which higher rated securities are traded. In addition, an economic downturn or increase in interest rates is likely to have a greater negative effect on: (i) the market for lower rated and nonrated securities; (ii) the value of high yield debt securities held by a fund; (iii) the new asset value of a fund holding such securities; and (iv) the ability of the bonds' issuers to repay principal and interest, meet projected business goals and obtain additional financing than on higher rated securities.

WARRANTS AND RIGHTS

Subject to its investment restrictions, a fund may invest in warrants and rights. A warrant is a type of security that entitles the holder to buy a proportionate amount of common stock at a specified price, usually higher than the market price at the time of issuance, for a period of years or to perpetuity. In contrast, rights, which also represent the right to buy common shares, normally have a subscription price lower than the current market value of the common stock and a life of two to four weeks.

U.S. GOVERNMENT SECURITIES

Examples of the types of U.S. government securities that a fund may hold include, in addition to those described in the prospectus and direct obligations of the U.S. Treasury, the obligations of the Federal Housing Administration, Farmers Home Administration, Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Bank, Federal Intermediate Credit Banks, Federal Land Banks and Maritime Administration. U.S. government securities may be supported by the full faith and credit of the U.S. government (such as securities of the Small Business Administration); by the right of the issuer to borrow from the Treasury (such as securities of the Federal Home Loan Bank); by the discretionary authority of the U.S. government to purchase the agency's obligations (such as securities of the Federal National Mortgage Association); or only by the credit of the issuing agency.

TEMPORARY DEFENSIVE POSITION

For temporary defensive purposes, a fund may, at times, choose to hold some portion of its net assets in cash, or to invest that cash in a variety of debt securities. This may be done as a defensive measure at times when desirable risk/reward characteristics are not available in stocks or to earn income from otherwise uninvested cash. When a fund increases its cash or debt investment position, its income may increase while its ability to participate in stock market advances or declines decrease. Furthermore, when a fund assumes a temporary defensive position it may not be able to achieve its investment objective.

MONEY MARKET RESERVES (IDEX T. ROWE PRICE SMALL CAP, IDEX T. ROWE PRICE TAX-EFFICIENT GROWTH AND IDEX T. ROWE PRICE HEALTH SCIENCES)

It is expected that these funds will invest their cash reserves primarily in a money market fund established for the exclusive use of the T. Rowe Price family of mutual funds and other clients of T. Rowe Price and Price-Fleming. The Reserve Investment Fund ("RIF") and Government Reserve Investment Fund ("GRIF") are series of Reserve Investment Funds, Inc. Additional series may be created in the future. These funds were created and operate pursuant to an Exemptive Order issued by the SEC (Investment Company Act Release No. IC-22770, July 29, 1997).

The funds must comply with the requirements of Rule 2a-7 under the 1940 Act governing money market funds. To that end, the RIF invests at least 95% of its total assets in prime money market instruments receiving the highest credit rating from at least one Nationally Recognized Statistical Rating Organization. The GRIF invests primarily in a portfolio of U.S. Government-backed securities, primarily U.S. Treasuries, and repurchase agreements thereon.

The RIF and GRIF provide very efficient means of managing the cash reserves of the funds. While the RIF does not pay an advisory fee to the investment manager, they will incur other expenses. However, the RIF and GRIF are expected by T. Rowe Price to operate at very low expense ratios. The funds will only invest in the RIF or GRIF to the extent it is consistent with their objectives and programs and the terms of the Exemptive Order issued by the SEC.

The RIF and GRIF are not insured or guaranteed by the U.S. Government, and there is no assurance they will maintain a stable net asset value of $1.00 per share. Investing in these securities may result in duplication of certain fees and expenses.

OTHER SECURITIES IN WHICH THE FUNDS MAY INVEST

CORPORATE DEBT SECURITIES. A fund may invest in corporate bonds, notes and debentures of long and short maturities and of various grades, including unrated securities. Corporate debt securities exist in great variety, differing from one another in quality, maturity, and call or other provisions. Lower grade bonds, whether rated or unrated, usually offer higher interest income, but also carry increased risk of default. Corporate bonds may be secured or unsecured, senior to or subordinated to other debt of the issuer, and, occasionally, may be guaranteed by another entity. In addition, they may carry other features, such as those described under "Convertible Securities" and "Variable or Floating Rate Securities," or have special features such as the right of the holder to shorten or lengthen the maturity of a given debt instrument, rights to purchase additional securities, rights to elect from among two or more currencies in which to receive interest or principal payments, or provisions permitting the holder to participate in earnings of the issuer or to participate in the value of some specified commodity, financial index, or other measure of value.

COMMERCIAL PAPER. Commercial paper refers to short-term unsecured promissory notes issued by commercial and industrial corporations to finance their current operations. Commercial paper may be issued at a discount and redeemed at par, or issued at par with interest added at maturity. The interest or discount rate depends on general interest rates, the credit standing of the issuer, and the maturity of the note, and generally moves in tandem with rates on large CDs and Treasury bills. An established secondary market exists for commercial paper, particularly that of stronger issuers which are rated by Moody's Investors Service, Inc. and Standard and Poor's Ratings Group. Investments in commercial paper are subject to the risks that general interest rates will rise, that the credit standing and outside rating of the issuer will fall, or that the secondary market in the issuer's notes will become too limited to permit their liquidation at a reasonable price.

INTERNATIONAL AGENCY OBLIGATIONS. A fund may invest in bonds, notes or Eurobonds of international agencies. Examples are securities issued by the Asian Development Bank, the European Economic Community, and the European Investment Bank. The funds may also purchase obligations of the International Bank for Reconstruction and Development which, while technically not a U.S. government agency or instrumentality, has the right to borrow from the participating countries, including the United States.

BANK OBLIGATIONS OR SAVINGS AND LOAN OBLIGATIONS. Subject to its investment restrictions, a fund may purchase certificates of deposit, bankers' acceptances and other debt obligations of commercial banks and certificates of deposit and other debt obligations of savings and loan associations ("S&L's"). Certificates of deposit are receipts from a bank or an S&L for funds deposited for a specified period of time at a specified rate of return. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. These instruments may be issued by institutions of any size, may be of any maturity, and may be insured or uninsured. The quality of bank or savings and loan obligations may be affected by such factors as (a) location -- the strength of the local economy will often affect financial institutions in the region, (b) asset mix -- institutions with substantial loans in a troubled industry may be weakened by those loans, and (c) amount of equity capital -- under-capitalized financial institutions are more vulnerable when loan losses are suffered. The sub-adviser will evaluate these and other factors affecting the quality of bank and savings and loan obligations purchased by a fund, but the fund is not restricted to obligations or institutions which satisfy specified quality criteria.

VARIABLE OR FLOATING RATE SECURITIES. Subject to its investment restrictions, a fund may purchase variable rate securities that provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable and floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.

PREFERRED STOCKS. Subject to a fund's investment restrictions, a fund may purchase preferred stocks. Preferred stocks are securities which represent an ownership interest in a corporation and which give the owner a prior claim over common stock on the corporation's earnings and assets. Preferred stock generally pays quarterly dividends. Preferred stocks may differ in many of their provisions. Among the features that differentiate preferred stocks from one another are the dividend rights, which may be cumulative or non-cumulative and participating or non-participating, redemption provisions, and voting rights. Such features will establish the income return and may affect the prospects for capital appreciation or risks of capital loss.

CONVERTIBLE SECURITIES. Subject to its investment restrictions, a fund may invest in debt securities convertible into or exchangeable for equity securities, or debt securities that carry with them the right to acquire equity securities, as evidenced by warrants attached to such securities or acquired as part of units of the securities. Such securities normally pay less current income than securities without conversion features, but add the potential opportunity for appreciation from enhanced value for the equity securities into which they are convertible, and the concomitant risk of loss from declines in those values.

COMMON STOCKS. Subject to its investment restrictions, a fund may invest in common stocks. IDEX Janus Flexible Income will consider investment in income-producing common stocks if the yields of common stocks generally become competitive with the yields of other income securities. Common stocks are junior to the debt obligations and preferred stocks of an issuer. Hence, dividend payments on common stocks should be regarded as less secure than income payments on corporate debt securities.

PORTFOLIO TURNOVER RATE

Changes may be made in a fund's portfolio consistent with the investment objective and policies of the fund whenever such changes are believed to be in the best interests of the fund and its shareholders, and each fund will be managed without regard to its portfolio turnover rate. The portfolio turnover rates for all of the funds may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemptions of shares. High portfolio turnover rates will generally result in higher transaction costs to a fund, including brokerage commissions, and may have adverse tax consequences

The portfolio turnover rate for each of the funds is calculated by dividing the lesser of a fund's purchases or sales of portfolio securities for the year by the monthly average value of the securities. The Securities and Exchange Commission requires that the calculation exclude all securities whose remaining maturities at the time of acquisition are one year or less.

                     INVESTMENT ADVISORY AND OTHER SERVICES

IDEX has entered into a Management and Investment Advisory Agreement ("Advisory Agreement") on behalf of each fund with AEGON Transamerica Fund Advisers, Inc. ("ATFA"), located at 570 Carillon Parkway, St. Petersburg, Florida 33716. ATFA supervises each respective fund's investments and conducts its investment program. Prior to January 1, 2002, IDEX Management, Inc. ("IMI"), located at 570 Carillon Parkway, St. Petersburg, Florida 33716 served as investment adviser to each fund.

ATFA is directly owned by Western Reserve Life Assurance Co. of Ohio (78%) ("WRL") and AUSA Holding Company (22%) (AUSA), both of which are indirect wholly-owned subsidiaries of AEGON N.V. AUSA is wholly-owned by Transamerica Holding Company, which is wholly-owned by AEGON USA, Inc., a financial services holding company located at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. AEGON USA, Inc. is a wholly-owned indirect subsidiary of AEGON N.V., a Netherlands corporation and publicly traded international insurance group.

INVESTMENT ADVISER COMPENSATION

ATFA receives annual compensation from each fund in the form of a percentage of the fund's average daily net assets. The table below lists those percentages by fund.

Fund                                                  Percentage of Average Daily Net Assets
-------------------------------------                 --------------------------------------
IDEX Janus Growth                                     1.00% of the first $250 million
IDEX Janus Balanced                                   0.90% of the next $500 million
                                                      0.80% of the next $750 million
                                                      0.70% in excess of $1.5 billion

IDEX Janus Global                                     1.00% of the first $750 million
                                                      0.90% of the next $250 million
                                                      0.85% in excess of $1 billion

IDEX Janus Growth & Income                            1.00% of first $100 million
                                                      0.95% of the next $400 million
                                                      0.85% in excess of $500 million

IDEX Janus Flexible Income                            0.875% of the first $100 million
                                                      0.775% of the next $150 million
                                                      0.675% in excess of $250 million

Fund                                                  Percentage of Average Daily Net Assets
-------------------------------------                 --------------------------------------
IDEX Transamerica Conservative High-
Yield Bond
IDEX Federated Tax Exempt                             0.60% of the average daily net assets
IDEX Alger Aggressive Growth                          0.80% of the first $500 million
IDEX Great Companies-- America SM                     0.70% in excess of $500 million
IDEX Great Companies-- Global 2
IDEX Great Companies-- Technology SM
IDEX Jennison Equity Opportunity
IDEX LKCM Strategic Total Return
IDEX PBHG Mid Cap Growth
IDEX Salomon All Cap
IDEX Salomon Investors Value
IDEX T. Rowe Price Small Cap
IDEX Transamerica Equity
IDEX Transamerica Growth Opportunities

IDEX Transamerica Convertible Securities              0.75% of the average daily net assets

IDEX Marsico Growth                                   0.80% of the first $250 million
                                                      0.75% of the next $250 million
                                                      0.70% of the next $500 million
                                                      0.60% in excess of $1 billion

IDEX American Century Income & Growth                 0.90% of the first $100 million
                                                      0.85% over $100 million up to $250 million
                                                      0.80% in excess of $250 million

IDEX American Century International                   1.00% of the first $50 million
                                                      0.95% over $50 million up to $150 million
                                                      0.90% over $150 million up to $500 million
                                                      0.85% in excess of $500 million

IDEX Isabelle Small Cap Value                         0.90% of the first $200 million
                                                      0.85% in excess of $200 million

IDEX Asset Allocation - Conservative Portfolio        0.10% of the average daily net assets
IDEX Asset Allocation - Moderate Portfolio
IDEX Asset Allocation - Moderate Growth Portfolio
IDEX Asset Allocation - Growth Portfolio

IDEX T. Rowe Price Health Sciences                    1.00% of the first $500 million
                                                      0.95% in excess of $500 million

IDEX Transamerica Money Market                        0.40% of the average daily net assets

IDEX PIMCO Total Return                               0.70% of the average daily net assets
IDEX PIMCO Real Return TIPS

IDEX T. Rowe Price Tax-Efficient Growth               0.75% of the first $100 million
                                                      0.80% over $100 million up to $250 million
                                                      0.75% over $250 million up to $500 million
                                                      0.65% in excess of $500 million

IDEX Transamerica Value Balanced                      0.75% of the first $500 million
                                                      0.65% in excess of $500 million

Clarion Real Estate Securities                        0.80% of the first $250 million;
                                                      0.775% over $250 million up to $500 million
                                                      0.70% over $500 million up to $1 billion
                                                      0.65% in excess of $1 billion

ADVISORY AGREEMENT

The duties and responsibilities of the investment adviser are specified in the Advisory Agreement. The Advisory Agreement provides that ATFA will perform the following services or cause them to be performed by others: (i) furnish to the fund investment advice and recommendations; (ii) supervise the purchase and sale of securities as directed by appropriate fund officers, and (iii) be responsible for the administration of each fund. The Advisory Agreement is not assignable and may be terminated without penalty upon 60 days' written notice at the option of either the fund, ATFA or by a vote of shareholders of each fund. The Advisory Agreement provides that it can be continued from year to year so long as such continuance is specifically approved annually (a) by the Board of Trustees or by a majority of the outstanding shares of each fund and (b) by a majority vote of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party cast in person at a special meeting called for such purposes.

The Advisory Agreement also provides that ATFA shall not be liable to the funds or to any shareholder for any error of judgment or mistake of law or for any loss suffered by a fund or by any shareholder in connection with matters to which the Advisory Agreement relates, except for a breach of fiduciary duty or a loss resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard on the part of ATFA in the performance of its duties thereunder.

The Advisory Agreement became effective as follows:

Fund                                                        Effective Date
-------------------------------------------------------     --------------------
IDEX Alger Aggressive Growth                                September 30, 1994
IDEX American Century Income & Growth                       March 1, 2002
IDEX American Century International                         March 1, 2002
IDEX Asset Allocation - Conservative Portfolio              March 1, 2002
IDEX Asset Allocation - Growth Portfolio                    March 1, 2002
IDEX Asset Allocation - Moderate Growth Portfolio           March 1, 2002
IDEX Asset Allocation - Moderate Portfolio                  March 1, 2002
IDEX Clarion Real Estate Securities                         March 1, 2003
IDEX Federated Tax Exempt                                   June 15, 2000
IDEX Great Companies-- America(SM)                          June 15, 2000
IDEX Great Companies Global(2)                              September 1, 2000
IDEX Great Companies-- Technology(SM)                      June 15, 2000
IDEX Isabelle Small Cap Value                               March 1, 2001
IDEX Janus Balanced                                         April 3,2002
IDEX Janus Flexible Income                                  April 3,2002
IDEX Janus Global                                           April 3,2002
IDEX Janus Growth                                           April 3,2002
IDEX Janus Growth & Income                                  April 3,2002
IDEX Jennison Equity Opportunity                            December 1, 2000
IDEX LKCM Strategic Total Return                            September 30, 1994
IDEX Marsico Growth                                         December 5, 2002
IDEX PBHG Mid Cap Growth                                    March 1, 1999
IDEX PIMCO Real Return TIPS                                 March 1, 2003
IDEX PIMCO Total Return                                     March 1, 2002
IDEX Salomon All Cap                                        March 1, 1999
IDEX Salomon Investors Value                                March 1, 2002
IDEX T. Rowe Price Health Sciences                          March 1, 2002
IDEX T. Rowe Price Small Cap                                March 1, 1999
IDEX T. Rowe Price Tax-Efficient Growth                     March 1, 1999
IDEX Transamerica Conservative High-Yield Bond              March 1, 2002
IDEX Transamerica Convertible Securities                    March 1, 2002
IDEX Transamerica Equity                                    March 1, 2000
IDEX Transamerica Growth Opportunities                      March 1, 2000
IDEX Transamerica Money Market                              March 1, 2002
IDEX Transamerica Value Balanced                            August 24, 2001

Each fund pays its allocable share of the fees and expenses of a fund's non-interested trustees, custodian and transfer agent fees, brokerage commissions and all other expenses in connection with the execution of its portfolio transactions, administrative, clerical, recordkeeping, bookkeeping, legal, auditing and accounting expenses, interest and taxes, expenses of preparing tax returns, expenses of shareholders' meetings and preparing, printing and mailing proxy statements (unless otherwise agreed to by the funds or ATFA, expenses of preparing and typesetting periodic reports to shareholders (except for those reports the fund's permit to be used as sales literature), and the costs, including filing fees, of renewing or maintaining registration of fund shares under federal and state law.

EXPENSE REIMBURSEMENT

ATFA has entered into an expense limitation agreement with IDEX on behalf of each applicable fund, pursuant to which ATFA has agreed to reimburse a fund or waive fees, or both, whenever, in any fiscal year, the total cost to a fund of normal operating expenses chargeable to its income account, including the investment advisory fee but excluding brokerage commissions, interest, taxes and 12b-1 fees, exceeds a certain percentage of the fund's average daily net assets. That percentage is listed by fund in the following table, as specified for that fund (expense cap) in the fund's then-current SAI. IDEX, on behalf of an applicable fund, will at a later date reimburse ATFA for operation expenses previously paid on behalf of such fund during the previous 36 months, but only if, after such reimbursement, the fund's expense ratio does not exceed the expense cap. The agreement has an initial term from April 30, 2001, and continues automatically for one-year terms unless ATFA provides written notice to IDEX at least 30 days prior to the end of the then-current term. In addition, the agreement will terminate upon termination of the Investment Advisory Agreement, or may be terminated by IDEX, without payment of any penalty, upon ninety (90) days' prior written notice to ATFA. The funds currently included in the Expense Reimbursement Agreement are listed as follows:

                     IDEX American Century Income & Growth
                      IDEX American Century International
                      IDEX Asset Allocation - Conservative
                    IDEX Asset Allocation - Growth Portfolio
               IDEX Asset Allocation - Moderate Growth Portfolio
                   IDEX Asset Allocation - Moderate Portfolio
                      IDEX Clarion Real Estate Securities
                       IDEX Great Companies - America SM
                        IDEX Great Companies - Global 2
                      IDEX Great Companies - Technology SM
                         IDEX Isabelle Small Cap Value
                           IDEX Janus Growth & Income
                              IDEX Marsico Growth
                          IDEX PIMCO Real Return TIPS
                            IDEX PIMCO Total Return
                          IDEX Salomon Investors Value
                       IDEX T. Rowe Price Health Sciences
                    IDEX Transamerica Convertible Securities
                         IDEX Transamerica Money Market

The applicable expense caps for each of the funds are listed in the following table.

FUND                                                                                       EXPENSE CAP
----                                                                                       -----------
IDEX Alger Aggressive Growth                                                               1.20%
IDEX American Century Income & Growth                                                      1.50%
IDEX American Century International                                                        1.40%
IDEX Asset Allocation - Conservative Portfolio                                             0.45%
IDEX Asset Allocation - Growth Portfolio                                                   0.45%
IDEX Asset Allocation - Moderate Growth Portfolio                                          0.45%
IDEX Asset Allocation - Moderate Portfolio                                                 0.45%
IDEX Clarion Real Estate Securities                                                        1.40%
IDEX Federated Tax Exempt                                                                  1.00%
IDEX Great Companies-- America SM                                                          1.20%
IDEX Great Companies-- Global 2                                                            1.20%
IDEX Great Companies-- Technology SM                                                       1.20%
IDEX Isabelle Small Cap Value                                                              1.50%
IDEX Janus Balanced                                                                        1.50%
IDEX Janus Flexible Income                                                                 1.50%
IDEX Janus Global                                                                          No expense limitation
IDEX Janus Growth                                                                          1.50%
IDEX Janus Growth & Income                                                                 1.60%
IDEX Jennison Equity Opportunity                                                           1.40%
IDEX LKCM Strategic Total Return                                                           1.20%
IDEX Marsico Growth                                                                        1.40%
IDEX PBHG Mid Cap Growth                                                                   1.40%
IDEX PIMCO Real Return TIPS                                                                1.30%
IDEX PIMCO Total Return                                                                    1.30%
IDEX Salomon All Cap                                                                       1.20%
IDEX Salomon Investors Value                                                               1.20%
IDEX T. Rowe Price Health Sciences                                                         1.60%
IDEX T. Rowe Price Small Cap                                                               1.40%
IDEX T. Rowe Price Tax-Efficient Growth                                                    1.35%
IDEX Transamerica Conservative High-Yield Bond                                             1.25%
IDEX Transamerica Convertible Securities                                                   1.35%
IDEX Transamerica Equity                                                                   1.40%
IDEX Transamerica Growth Opportunities                                                     1.40%
IDEX Transamerica Money Market                                                             0.48%
IDEX Transamerica Value Balanced                                                           1.20%


                                                     ADVISORY FEE AFTER REIMBURSEMENT           ADVISORY FEE REIMBURSEMENTS
                                             --------------------------------------------    ----------------------------------
                                                                OCTOBER 31                              OCTOBER 31
                  FUND(1)                         2002            2001            2000          2002       2001         2000
-----------------------------------------    ------------    ------------    ------------    ----------   --------   ----------
IDEX Alger Aggressive Growth                 $    163,022    $  1,158,298    $  1,761,732    $1,229,101   $826,417   $  653,254
IDEX American Century Income & Growth        $     79,539    $   (131,959)            N/A    $  205,837   $150,912          N/A
IDEX American Century International          $   (147,054)   $   (152,514)            N/A    $  305,828   $161,802          N/A
IDEX Asset Allocation - Conservative
   Portfolio                                 $    (80,444)            N/A             N/A    $   92,597        N/A          N/A
IDEX Asset Allocation - Growth Portfolio     $   (108,038)            N/A             N/A    $  117,797        N/A          N/A
IDEX Asset Allocation - Moderate Growth
   Portfolio                                 $    (87,348)            N/A             N/A    $  112,433        N/A          N/A
IDEX Asset Allocation - Moderate Portfolio   $    (57,585)            N/A             N/A    $   83,006        N/A          N/A
IDEX Federated Tax Exempt                    $    162,976    $    126,217    $     55,875    $   36,031   $ 32,734   $   68,638
IDEX Great Companies -- America(SM)          $    921,249    $    395,700    $    (45,175)   $  146,134   $165,500   $   80,181
IDEX Great Companies -- Global(2)            $     (6,196)   $    (76,716)   $    (61,529)   $  115,094   $143,675   $   63,670
IDEX Great Companies -- Technology(SM)       $    (46,300)   $    (56,139)   $    (66,721)   $  192,527   $191,688   $   83,145
IDEX Isabelle Small Cap Value                $    453,811    $    (42,408)            N/A    $   77,762   $ 89,374          N/A
IDEX Janus Balanced(2)                       $  4,485,743    $  4,826,897    $  3,379,359          $N/A       $N/A   $   72,131
IDEX Janus Flexible Income                   $    959,127    $    594,150    $    284,683          $N/A       $N/A   $    8,128
IDEX Janus Global                            $  7,672,747    $ 12,222,120    $ 15,073,838          $N/A       $N/A          $--
IDEX Janus Growth(2)                         $ 14,652,745    $ 23,772,377    $ 35,530,261          $N/A       $N/A   $1,140,848
IDEX Janus Growth & Income                   $    199,897    $    (58,559)            N/A    $  104,461   $172,602          N/A
IDEX Jennison Equity Opportunity             $    612,680    $    (28,697)   $    (32,744)   $   59,815   $267,370   $  116,905
IDEX LKCM Strategic Total Return             $    312,091    $    421,825    $    444,427    $  191,210   $127,902   $   89,610
IDEX Marsico Growth(3)                       $    158,112    $     90,536    $    (21,647)   $  105,284   $134,177   $  112,815
IDEX PBHG Mid Cap Growth                     $   (143,988)   $    236,911    $    207,437    $  665,266   $582,421   $  373,224
IDEX PIMCO Total Return                      $    129,048             N/A             N/A        37,154        N/A          N/A
IDEX Salomon All Cap                         $  2,600,599    $  1,677,177    $    (14,788)   $  376,327   $233,467   $  213,177
IDEX Salomon Investors Value                 $    210,585    $    138,816    $     29,094    $  170,078   $127,098   $  121,416
IDEX T. Rowe Price Health Sciences           $   (103,887)            N/A             N/A    $  122,055        N/A          N/A
IDEX T. Rowe Price Small Cap                 $    (31,866)   $    (43,567)   $    (57,507)   $  218,612   $210,289   $  153,190
IDEX T. Rowe Price Tax-Efficient Growth      $    169,418    $     71,520    $    (33,460)   $   94,052   $135,947   $  113,113
IDEX Transamerica Conservative High-Yield
   Bond                                      $    617,539    $    505,743    $    424,701           N/A        N/A          N/A
IDEX Transamerica Convertible Securities     $    (51,591)            N/A             N/A    $   81,836        N/A          N/A
IDEX Transamerica Equity                     $     30,731    $    (35,686)   $    (95,571)   $   86,759   $107,320   $  115,809
IDEX Transamerica Growth Opportunities       $        774    $    (52,024)   $    (89,494)   $  127,718   $137,888   $  125,027
IDEX Transamerica Money Market(4)            $   (136,773)            N/A             N/A    $  542,922        N/A          N/A
IDEX Transamerica Value Balanced             $    154,636    $    125,784    $     76,233    $  128,406   $129,955   $  108,974


----------
(1) Information is not included for IDEX Clarion Real Estate Securities and IDEX PIMCO Real Return TIPS, as they commenced operations on March 1, 2003.


(2) ATFA has contractually agreed to waive a portion of its advisory fee for this fund as follows: 0.25% of average daily net assets from $100-$500 million (net 0.975%); 0.075% of assets from $500-$750 million (net 0.925%); 0.025%
of assets from $750 million - $1 billion (net 0.875%) and 0.025% of assets above $1 billion (net 0.825%). This waiver will be terminated on April 30, 2003.


(3) Prior to November 1, 2002, Goldman Sachs Asset Management served as sub-adviser and the fund was named IDEX Goldman Sachs Growth.


(4) AFSG Securities Corp. ("AFSG"), the fund's distributor, has determined to voluntarily waive all or a portion of the distribution and service (12b-1) fees payable with respect to the fund's Class B, C, L and M shares. The waiver by AFSG is temporary and may be revised or terminated at any time.

SUB-ADVISERS

Janus Capital Management LLC ("Janus"), 100 Fillmore Street, Denver, CO 80206, serves as sub-adviser to IDEX Janus Global, IDEX Janus Growth, IDEX Janus Balanced, IDEX Janus Flexible Income and IDEX Janus Growth & Income pursuant to a sub-advisory agreement with ATFA.

Fred Alger Management, Inc. ("Alger"), 30 Montgomery St., Jersey City, NJ 07302, serves as sub-adviser to IDEX Alger Aggressive Growth pursuant to a sub-advisory agreement with ATFA.

Luther King Capital Management Corporation ("LKCM"), 301 Commerce Street, Suite 1600, Fort Worth, TX 76102, serves as sub-adviser to IDEX LKCM Strategic Total Return pursuant to a sub-advisory agreement with ATFA.

Jennison Associates, LLC ("Jennison"), 466 Lexington Avenue, New York, NY 10017, serves as sub-adviser to IDEX Jennison Equity Opportunity pursuant to a sub-advisory agreement with ATFA.

T. Rowe Price Associates, Inc. ("T. Rowe Price"), 100 E. Pratt Street, Baltimore, MD 21202, serves as sub-adviser to IDEX T. Rowe Price Small Cap, IDEX
T. Rowe Price Tax-Efficient Growth and IDEX T. Rowe Price Health Sciences pursuant to a sub-advisory agreement with ATFA.

Salomon Brothers Asset Management Inc ("SaBAM"), 300 First Stamford Place, 4th Floor, Stamford, CT 06902, serves as sub-adviser to IDEX Salomon All Cap and IDEX Salomon Investors Value pursuant to a sub-advisory agreement with ATFA.

Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter") 1400 Liberty Ridge Drive, Wayne, PA 19087, serves as sub-adviser to IDEX PBHG Mid Cap Growth pursuant to a sub-advisory agreement with ATFA.

Banc of America Capital Management, LLC ("BACAP"), 101 S. Tryon Street, Charlotte, NC 28255, serves as sub-adviser to IDEX Marsico Growth pursuant to a sub-advisory agreement with ATFA. BACAP has entered into an agreement with Marsico Capital Management, LLC ("Marsico"), 1200 17th Street, Suite 1300, Denver, CO 80202, wherein Marsico will provide portfolio management.

Transamerica Investment Management, LLC ("TIM"), 1150 South Olive Street, Suite 2700, Los Angeles, CA 90015, serves as sub-adviser to IDEX Transamerica Growth Opportunities, IDEX Transamerica Equity, IDEX Transamerica Value Balanced, IDEX Transamerica Money Market and IDEX Transamerica Convertible Securities pursuant to a sub-advisory agreement with ATFA.

Great Companies, L.L.C. ("Great Companies"), 635 Court Street, Suite 100, Clearwater, FL 33756, serves as sub-adviser to IDEX Great Companies -- America(SM), IDEX Great Companies -- Technology(SM) and IDEX Great Companies -- Global(SM) pursuant to a sub-advisory agreement with ATFA.

Federated Investment Management Company ("Federated"), Federated Investors Tower, Pittsburgh, PA 15222-3779, serves as sub-adviser to IDEX Federated Tax Exempt pursuant to a sub-advisory agreement with ATFA.

Clarion CRA Securities, LP ("Clarion"), 259 N. Radnor-Chester Road, Suite 205, Radnor, PA 19087, serves as sub-adviser to IDEX Clarion Real Estate Securities pursuant to a sub-advisory agreement with ATFA.

American Century Investment Management, Inc. ("American Century"), American Century Tower, 4500 Main Street, Kansas City, MO 64111, serves as sub-adviser to IDEX American Century Income & Growth and IDEX American Century International pursuant to a sub-advisory agreement with ATFA.

Ironwood Capital Management, LLC ("Ironwood"), 21 Custom House Street, Boston, MA 02110, serves as sub-adviser to IDEX Isabelle Small Cap Value pursuant to a sub-advisory agreement with ATFA.

Pacific Investment Management Company LLC ("PIMCO"), 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660, serves as sub-adviser to IDEX PIMCO Total Return and IDEX PIMCO Real Return TIPS pursuant to sub-advisory agreements with ATFA.

Morningstar Associates, LLC ("Morningstar"), 225 West Wacker Drive, Chicago, IL 60606, serves as "consultant" to ATFA for investment model creation and maintenance to IDEX Asset Allocation - Conservative Portfolio, IDEX Asset Allocation - Growth Portfolio, IDEX Asset Allocation - Moderate Growth Portfolio and IDEX Asset Allocation - Moderate Portfolio pursuant to an agreement dated March 1, 2002.

AEGON USA Investment Management, LLC ("AUMI"), located at 4333 Edgewood Rd NE, Cedar Rapids, IA 52499, serves as sub-adviser to IDEX Transamerica Conservative High-Yield Bond pursuant to a sub-advisory agreement with ATFA.

The sub-advisers also serve as sub-advisers to certain portfolios of AEGON/Transamerica Series Fund, Inc. ("ATSF"), a registered investment company. They may be referred to herein collectively as the "sub-advisers" and individually as a "sub-adviser."

Fund                                              Sub-Adviser               Sub-Advisory Fee
----                                              -----------               ----------------
IDEX Alger Aggressive Growth                      Alger                     50% of the advisory fees received by ATFA, less 40% of
                                                                            any amount reimbursed pursuant to the fund's expense
                                                                            limitation

IDEX American Century Income & Growth             American Century          0.50% of the first $100 million of average daily net
                                                                            assets; 0.45% of average daily net assets over $100
                                                                            million up to $250 million; and 0.40% of average daily
                                                                            net assets in excess of $250 million, less 50% of any
                                                                            amount reimbursed pursuant to the fund's expense
                                                                            limitation (The reimbursement payable to the fund will
                                                                            be aggregated on a combined basis for IDEX American
                                                                            Century Income & Growth, IDEX American Century
                                                                            International, ATSF American Century Income & Growth and
                                                                            ATSF American Century International. The reimbursement
                                                                            payable will be capped at $100,000, and will only be
                                                                            payable for one year, effective March 1, 2003.)

IDEX American Century International               American Century          0.60% of the first $50 million of average daily net
                                                                            assets; 0.55% of average daily net assets from $50
                                                                            million up to $150 million; 0.50% of average daily net
                                                                            assets over $150 million up to $500 million; and 0.45%
                                                                            of average daily net assets in excess of $500 million,
                                                                            less 50% of any amount reimbursed pursuant to the fund's
                                                                            expense limitation (The reimbursement payable to the
                                                                            fund will be aggregated on a combined basis for IDEX
                                                                            American Century Income & Growth, IDEX American Century
                                                                            International, ATSF American Century Income & Growth and
                                                                            ATSF American Century International. The reimbursement
                                                                            payable will be capped at $100,000, and will only be
                                                                            payable for one year, effective March 1, 2003.)

IDEX Asset Allocation - Conservative              N/A                       N/A
Portfolio

IDEX Asset Allocation - Growth Portfolio          N/A                       N/A

IDEX Asset Allocation - Moderate Growth           N/A                       N/A
Portfolio

IDEX Asset Allocation - Moderate Portfolio        N/A                       N/A

IDEX Clarion Real Estate Securities               Clarion                   0.40% of the first $250 million of average daily net
                                                                            assets; 0.375% of average daily net assets up to $500
                                                                            million; 0.35% of average daily net assets up to $1
                                                                            billion; and 0.30% of average daily net assets in
                                                                            excess of $1 billion, less 50% of any amount reimbursed
                                                                            pursuant to the fund's expense limitation

IDEX Federated Tax Exempt                         Federated                 0.30% of the average daily net assets

IDEX Great Companies -- America SM                Great Companies           50% of the advisory fees received by ATFA

IDEX Great Companies -- Global 2                  Great Companies           50% of the advisory fees received by ATFA

IDEX Great Companies -- Technology SM             Great Companies           50% of the advisory fees received by ATFA

IDEX Isabelle Small Cap Value                     Ironwood                  0.50% of the first $200 million of average daily net
                                                                            assets; 0.45% of average daily assets in excess of $200
                                                                            million

Fund                                              Sub-Adviser               Sub-Advisory Fee
----                                              -----------               ----------------
IDEX Janus Balanced                               Janus                     0.50% of the first $250 million of average daily net
                                                                            assets; 0.45% of next $500 million of average daily net
                                                                            assets; 0.40% of the next $750 million of average daily
                                                                            net assets; and 0.35% of average daily net assets in
                                                                            excess of $1.5 billion, less 50% of any amount
                                                                            reimbursed pursuant to the fund's expense limitation

IDEX Janus Flexible Income                        Janus                     0.45% of the first $100 million of average daily net
                                                                            assets; 0.40% of the next $150 million in average daily
                                                                            net assets; and 0.35% of average daily net assets in
                                                                            excess of $250 million, less 50% of any amount
                                                                            reimbursed pursuant to the fund's expense limitation

IDEX Janus Global                                 Janus                     0.50% of the first $750 million of average daily net
                                                                            assets; 0.45% of the next $250 million in average daily
                                                                            net assets; and 0.425% of average daily net assets in
                                                                            excess of $1 billion

IDEX Janus Growth                                 Janus                     0.50% of the first $250 million of average daily net
                                                                            assets; 0.45% of the next $500 million of average daily
                                                                            net assets; 0.40% of the next $750 million of average
                                                                            daily net assets; and 0.35% of average daily net assets
                                                                            in excess of $1.5 billion, less 50% of any amount
                                                                            reimbursed pursuant to the fund's expense limitation

IDEX Janus Growth & Income                        Janus                     0.55% of the first $100 million of the fund's average
                                                                            daily net assets; 0.50% of the next $400 million of the
                                                                            fund's average daily net assets; and 0.45% of average
                                                                            daily net assets over $500 million

IDEX Jennison Equity Opportunity                  Jennison                  0.40% of the first $500 million of average daily net
                                                                            assets; 0.35% of the average daily net assets over $500
                                                                            million

IDEX LKCM Strategic Total Return                  LKCM                      50% of the advisory fees received by ATFA, less 50% of
                                                                            any amount reimbursed pursuant to the fund's expense
                                                                            limitation

IDEX Marsico Growth                               BACAP                     0.40% of the first $250 million of average daily net
                                                                            assets; 0.375% of the next $250 million of average
                                                                            daily net assets; 0.35% of the next $500 million of
                                                                            average daily net assets; and 0.30% of average daily
                                                                            net assets in excess of $1 billion, less 50% of any
                                                                            amount reimbursed pursuant to the fund's expense
                                                                            limitation (for 18 months after inception)

IDEX PBHG Mid Cap Growth                          Pilgrim Baxter            0.50% of the first $100 million of average daily net
                                                                            assets; 0.40% of average daily net assets in excess of
                                                                            $100 million (from first dollar), less 50% of any amount
                                                                            reimbursed pursuant to the fund's expense limitation
                                                                            (for 18 months after inception of expense reimbursement)

Fund                                              Sub-Adviser               Sub-Advisory Fee
----                                              -----------               ----------------
IDEX PIMCO Real Return TIPS                       PIMCO                     0.25% of average daily net assets, less 30% of any
                                                                            amount reimbursed pursuant to the fund's expense
                                                                            limitation (for 1 year after inception)

IDEX PIMCO Total Return                           PIMCO                     0.25% of average daily net assets

IDEX Salomon All Cap                              SaBAM                     0.30% of the first $20 million of average daily net
                                                                            assets; 0.50% of the next $20-$100 million of average
                                                                            daily net assets; and 0.40% of average daily net assets
                                                                            over $100 million

IDEX Salomon Investors Value                      SaBAM                     0.35% of the average daily net assets, less 50% of any
                                                                            amount reimbursed pursuant to the fund's expense
                                                                            limitation

IDEX T. Rowe Price Health Sciences                T. Rowe Price             0.60% of the first $500 million of average daily net
                                                                            assets; 0.55% of average daily net assets in excess of
                                                                            $500 million

IDEX T. Rowe Price Small Cap                      T. Rowe Price             0.35% of average daily net assets, less 45% of any
                                                                            amount reimbursed pursuant to the fund's expense
                                                                            limitation (for a period of eighteen months beginning
                                                                            9/1/02)

IDEX T. Rowe Price Tax-Efficient Growth           T. Rowe Price             0.45% of the first $100 million of the fund's average
                                                                            daily net assets; 0.40% of the next $100 million up to
                                                                            $250 million; and 0.35% of average daily net assets in
                                                                            excess of $250 million

IDEX Transamerica Conservative High-Yield         AUIM                      50% of the advisory fees received by ATFA, less 50% of
Bond                                                                        any amount reimbursed pursuant to the fund's expense
                                                                            limitation

IDEX Transamerica Convertible Securities          TIM                       0.35% of average daily net assets, less 50% of any
                                                                            amount reimbursed pursuant to the fund's expense
                                                                            limitation

IDEX Transamerica Equity                          TIM                       50% of the advisory fees received by ATFA, less 50% of
                                                                            any amount reimbursed pursuant to the fund's expense
                                                                            limitation

IDEX Transamerica Growth Opportunities            TIM                       50% of the fees received by ATFA, less 50% of any
                                                                            amount reimbursed pursuant to the fund's expense
                                                                            limitation

IDEX Transamerica Money Market                    TIM                       0.15% of average daily net assets, less 50% of any
                                                                            amount reimbursed pursuant to the fund's expense
                                                                            limitation (for 2 years from the fund's inception)

IDEX Transamerica Value Balanced                  TIM                       0.35% of average daily net assets, less 50% of any
                                                                            amount reimbursed pursuant to the fund's expense
                                                                            limitation

                             SUB-ADVISORY FEES PAID
                            (NET OF FEES REIMBURSED)

                                                               OCTOBER 31
                                                 --------------------------------------
FUND(1)                                             2002          2001          2000
-------                                          ----------   -----------   -----------
IDEX Alger Aggressive Growth                     $  204,421   $   660,791   $   946,191
IDEX American Century Income & Growth            $  136,924   $    10,530   $       N/A
IDEX American Century International              $   82,562   $     5,572   $       N/A
IDEX Federated Tax Exempt                        $   99,503   $    79,578   $    45,076
IDEX Great Companies -- America(SM)              $  539,172   $   174,521   $       N/A
IDEX Great Companies -- Global(2)                $   59,521   $       N/A   $       N/A
IDEX Great Companies -- Technology(SM)           $   93,144   $     3,024   $       N/A
IDEX Isabelle Small Cap                          $  295,318   $    26,093   $       N/A
IDEX Janus Balanced                              $2,313,582   $ 2,424,417   $ 1,721,405
IDEX Janus Flexible Income                       $  493,667   $   300,494   $   146,453
IDEX Janus Global                                $2,911,997   $ 6,111,060   $ 6,907,199
IDEX Janus Growth                                $5,686,891   $11,567,696   $16,368,873
IDEX Janus Growth & Income                       $  167,397   $    62,724   $       N/A
IDEX Jennison Equity Opportunity                 $  336,248   $   116,602   $       N/A
IDEX LKCM Strategic Total Return                 $  156,046   $   210,710   $   222,213
IDEX Marsico Growth(2)                           $  158,630   $   140,366   $    57,224
IDEX PBHG Mid Cap Growth                         $  192,037   $   409,693   $   364,829
IDEX PIMCO Total Return                          $   49,077   $       N/A   $       N/A
IDEX Salomon All Cap                             $1,521,453   $   991,117   $   123,993
IDEX Salomon Investors Value                     $   91,668   $    67,907   $    14,547
IDEX T. Rowe Price Health Sciences               $   10,733   $       N/A   $       N/A
IDEX T. Rowe Price Small Cap                     $   72,564   $    72,941   $    42,001
IDEX T. Rowe Price Tax-Efficient Growth          $  160,089   $   130,190   $    49,931
IDEX Transamerica Conservative High-Yield Bond   $  308,769   $   252,871   $   212,351
IDEX Transamerica Convertible Securities         $    2,236   $       N/A   $       N/A
IDEX Transamerica Equity                         $   21,284   $       N/A   $       N/A
IDEX Transamerica Growth Opportunities           $    6,590   $       N/A   $       N/A
IDEX Transamerica Money Market                   $    9,242   $       N/A   $       N/A
IDEX Transamerica Value Balanced                 $   74,652   $    62,381   $    38,116

----------
(1) Information is not included for IDEX Clarion Real Estate Securities and IDEX PIMCO Real Return TIPS, as they commenced operations on March 1, 2003.

(2) Prior to November 1, 2002, Goldman Sachs Asset Management served as sub-adviser and the fund was named IDEX Goldman Sachs Growth.

Each of the sub-advisers also serves as investment adviser or sub-adviser to other funds and/or private accounts which may have investment objectives identical or similar to that of the funds. Securities frequently meet the investment objectives of one or all of these funds, the other funds and the private accounts. In such cases, a sub-adviser's decision to recommend a purchase to one fund or account rather than another is based on a number of factors. The determining factors in most cases are the amounts available for investment by each fund or account, the amount of securities of the issuer then outstanding, the value of those securities and the market for them. Another factor considered in the investment recommendations is other investments which each fund or account presently has in a particular industry.

It is possible that at times identical securities will be held by more than one fund or account. However, positions in the same issue may vary and the length of time that any fund or account may choose to hold its investment in the same issue may likewise vary. To the extent that more than one of the funds or private accounts served by a sub-adviser seeks to acquire or sell the same security at about the same time, either the price obtained by the funds or the amount of securities that may be purchased or sold by a fund at one time may be adversely affected. On the other hand, if the same securities are bought or sold at the same time by more than one fund or account, the resulting participation in volume transactions could produce better executions for the funds. In the event more than one fund or account purchases or sells the same security on a given date, the purchase and sale transactions are allocated among the fund(s), the other funds and the private accounts in a manner believed by the sub-advisers to be equitable to each.

BOARD REVIEW AND APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

The Advisory Agreement and each agreement between ATFA and a sub-adviser (each a "Sub-Advisory Agreement" and collectively the "Sub-Advisory Agreements") were last approved by the Board of Trustees (including a majority of trustees who are not parties to the Advisory Agreement or interested persons, as defined by the 1940 Act, of any such party ("Independent Trustees")) at a meeting held on December 3, 2002.

In connection with its deliberations relating to the approval of the Advisory Agreement and each Sub-Advisory Agreement, the Board of Trustees, including the Independent Trustees, considered information that had been provided by ATFA and the sub-advisers to the funds that engage them. In considering the Advisory Agreement and Sub-Advisory Agreements, the Board of Trustees considered a number of factors they believed, in light of the legal advice furnished to them by their independent legal counsel and their own business judgment, to be relevant. The factors considered by the Board of Trustees in reviewing the Advisory Agreement included, but were not limited to, the following: (1) the performance of each fund compared to performance of a peer group of funds; (2) the nature and quality of the services provided by ATFA to the funds; (3) the fairness of the compensation under the Advisory Agreement in light of the services provided to the funds; (4) the profitability to ATFA from the Advisory Agreement; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of ATFA, as well as its efforts in recent years to build its investment management capabilities and administrative infrastructure to support the funds' operations; (6) the expenses borne by the funds and a comparison of each fund's fees and expenses to those of a peer group of funds; and (7) ATFA's compliance capabilities and efforts on behalf of each fund.

In considering the Advisory Agreement, the Board of Trustees, including the Independent Trustees, did not identity any single factor as all-important or controlling. However, the Independent Trustees indicated that, generally, they initially scrutinized the performance of each fund, including performance in relation to a peer group of funds and in relation to a benchmark index or a combination of indexes, and the fees paid by the fund. With respect to funds that had relatively poor performance in relation to a peer group of funds, the Independent Trustee considered the reasons given by management and the actions undertaken, or contemplated, by management to improve such performance.

The factors considered by the Board of Trustees in reviewing the Sub-Advisory Agreements included, but were not limited to, the following: (1) the performance of the funds; (2) the nature and quality of the services provided by the sub-advisers; (3) the fairness of the compensation under the Sub-Advisory Agreements in light of the services provided; (4) the personnel, operations, financial condition, and investment management capabilities, methodologies and performance of each sub-adviser; and (5) the costs for the services of the sub-adviser. The Board of Trustees also considered the advisory fee retained by ATFA for its services to sub-advised funds.

In reviewing the terms of each Advisory Agreement and each Sub-Advisory Agreement and in discussions with the Investment Adviser concerning the Advisory Agreement and Sub-Advisory Agreement, the Independent Trustee were represented by independent legal counsel. Based upon its review, the Board of Trustees determined that the Advisory Agreement and the Sub-Advisory Agreement are in the best interests of the funds and their shareholders and that the Advisory and Sub-Advisory fees are fair and reasonable. Accordingly, after consideration of the factors described above, and such other factors and information it considered relevant, the Board of Trustees, including the unanimous vote of the Independent Trustees, approved the Advisory Agreements and Sub-Advisory Agreements.

                                   DISTRIBUTOR

Effective March 1, 2001, IDEX entered into an Underwriting Agreement with AFSG Securities Corporation ("AFSG"), located at 4333 Edgewood Rd. NE, Cedar Rapids, Iowa 52494 to act as the principal underwriter of the shares of the funds. (Prior to this date InterSecurities, Inc. ("ISI"), located at 570 Carillon Parkway, St. Petersburg, Florida 33716 served as the principal underwriter.) The Underwriting Agreement will continue from year to year so long as its continuance is approved at least annually in the same manner as the investment advisory agreements discussed above. A discussion of AFSG's responsibilities and charges as principal underwriter of fund shares is set forth in the prospectus.

                             UNDERWRITING COMMISSION

                                           COMMISSIONS RECEIVED                 COMMISSIONS RECEIVED
                                           FOR THE PERIOD ENDED                 FOR THE PERIOD ENDED
                                 -------------------------------------   -------------------------------------
                                               OCTOBER 31                            OCTOBER 31
                                 -------------------------------------   -------------------------------------
FUND(1)                             2002         2001          2000        2002          2001          2000
                                 ----------   ----------   -----------   ---------    ----------   -----------
IDEX Alger Aggressive Growth     $  331,502   $  777,483   $ 3,586,962   $  42,864    $   95,487   $   447,213
IDEX American Century Income &
   Growth                        $  126,349   $   47,271           N/A   $  13,315    $   20,695        16,435
IDEX American Century
   International                 $   43,724   $   18,723           N/A   $   3,418    $   12,446        14,003
IDEX Asset Allocation --
   Conservative Portfolio        $  352,531          N/A           N/A   $  40,756        10,876         6,280
IDEX Asset Allocation --
   Growth Portfolio              $  307,311          N/A           N/A   $  28,174       140,267        36,733
IDEX Asset Allocation --
   Moderate Growth Portfolio     $  860,366          N/A           N/A   $  91,996        14,977         2,959
IDEX Asset Allocation --
   Moderate Portfolio            $  672,565          N/A           N/A   $  68,369        23,599        16,090
IDEX Federated Tax Exempt        $   72,497   $   70,580   $    47,089   $  10,178    $   17,349   $
IDEX Great Companies --
   America(SM)                   $  776,059   $1,062,976   $   268,035   $  95,807    $  151,551   $   370,955
IDEX Great Companies --
   Global(2)                     $   69,555   $  100,666   $    34,500   $  10,029    $   91,961   $   664,678
IDEX Great Companies --
   Technology(SM)                $  113,938   $  182,376   $   119,790   $  15,583    $   29,689   $    19,238
IDEX Isabelle Small Cap Value    $  451,219   $  147,307           N/A   $  55,524    $   87,245     1,101,522
IDEX Janus Balanced              $  592,657   $1,398,094   $ 3,227,896   $  62,452    $  512,413   $ 1,813,316
IDEX Janus Flexible Income       $  277,579   $  274,892   $   194,503   $  37,094    $   23,260   $
IDEX Janus Global                $  368,406   $  746,617   $10,875,249   $  41,315    $   47,372   $     9,487
IDEX Janus Growth                $1,716,593   $4,002,726   $16,382,814   $ 224,568    $   31,759   $    59,148
IDEX Janus Growth & Income       $  101,665   $  179,121           N/A   $  13,869    $   18,786        26,725
IDEX Jennison Equity
   Opportunity                   $  389,554   $  373,178   $    69,027   $  40,335    $    3,285   $
IDEX LKCM Strategic Total
   Return                        $  119,055   $  206,815   $   391,839   $  13,226    $   80,681   $   198,088
IDEX Marsico Growth(2)           $  110,186   $  156,404   $   219,731   $   8,450    $   38,848   $   144,439
IDEX PBHG Mid Cap Growth         $  129,882   $  593,810   $ 1,565,934   $  14,362    $  212,700   $    90,240
IDEX PIMCO Total Return          $  132,319          N/A           N/A   $  15,928        19,510        12,717
IDEX Salomon All Cap             $1,055,062   $2,165,612   $   743,190   $ 116,815    $   15,015   $    30,269
IDEX Salomon Investors Value     $  105,926   $  138,575   $    97,639   $  11,051    $   20,352   $    21,480
IDEX T. Rowe Price Small Cap     $   80,883   $  115,796   $   238,585   $   1,282    $   30,672   $    13,363
IDEX T. Rowe Price
   Tax-Efficient Growth          $   77,489   $  160,162   $   157,894   $  11,182    $    5,054   $     7,844
IDEX T. Rowe Price Health
   Sciences                      $   10,755          N/A           N/A   $   9,795         7,875        13,992
IDEX Transamerica Conservative
   High-Yield Bond               $  215,148   $  228,037   $   122,834   $  30,333    $   21,137   $     8,690

IDEX Transamerica Convertible
   Securities                    $   36,161          N/A           N/A   $   5,956           N/A           N/A
IDEX Transamerica Equity         $   33,436   $   38,123   $    63,833   $   4,608    $   33,070   $    55,988
IDEX Transamerica Growth            134,303
   Opportunities                 $   40,731   $   68,523             $   $   4,673    $   60,648   $   120,311
IDEX Transamerica Money Market   $   34,104          N/A           N/A   $  (3,857)          N/A           N/A
IDEX Transamerica Value
   Balanced                      $   77,208   $  162,905   $    61,549   $   7,788    $  141,767   $    52,858

                                                        NET UNDERWRITING    COMPENSATION ON
                                                           DISCOUNTS AND    REDEMPTIONS AND   BROKERAGE          OTHER
FUND(1)                                                    COMMISSIONS        REPURCHASES    COMMISSIONS      COMPENSATION
-------                                                 ----------------   ----------------  ------------     ------------
IDEX Alger Aggressive Growth                             $   42,864         $  196,125                --        $  606,564
IDEX American Century Income & Growth                    $   13,315         $   82,609                --        $  183,385
IDEX American Century International                      $    3,418         $   30,421                --        $   67,074
IDEX Asset Allocation - Conservative Portfolio           $   40,756         $    9,381                --        $   11,184
IDEX Asset Allocation - Growth Portfolio                 $   28,174         $   10,911                --        $   76,376
IDEX Asset Allocation - Moderate Growth Portfolio        $   91,996         $   21,034                --        $  140,651
IDEX Asset Allocation - Moderate Portfolio               $   68,369         $   19,325                --        $   25,565
IDEX Federated Tax Exempt                                $   10,178         $   58,225                --        $   95,626
IDEX Great Companies -- America(SM)                      $   95,807         $  205,405                --        $  603,497
IDEX Great Companies -- Global(2)                        $   10,029         $   13,842                --        $   44,129
IDEX Great Companies -- Technology(SM)                   $   15,583         $   26,365                --        $   72,357
IDEX Isabelle Small Cap Value                            $   55,524         $   76,299                --        $  225,654
IDEX Janus Balanced                                      $   62,452         $  774,727                --        $2,154,518
IDEX Janus Flexible Income                               $   37,094         $  181,496                --        $  479,116
IDEX Janus Global                                        $   41,315         $  645,852                --        $2,508,085
IDEX Janus Growth                                        $  224,568         $1,116,786                --        $3,343,813
IDEX Janus Growth & Income                               $   13,869         $   66,046                --        $  158,892
IDEX Jennison Equity Opportunity                         $   40,335         $  158,110                --        $  443,164
IDEX LKCM Strategic Total Return                         $   13,226         $   57,639                --        $  195,756
IDEX Marsico Growth(2)                                   $    8,450         $   71,456                --        $  173,578
IDEX PBHG Mid Cap Growth                                 $   14,362         $  119,285                --        $  279,539
IDEX PIMCO Total Return                                  $   15,928         $   29,394                --        $  305,795
IDEX Salomon All Cap                                     $  116,815         $  729,626                --        $1,652,290
IDEX Salomon Investors Value                             $   11,051         $   71,972                --        $  195,565
IDEX T. Rowe Price Health Sciences                       $    1,282         $    1,420                --        $   97,698
IDEX T. Rowe Price Small Cap                             $   11,182         $   45,275                --        $  142,316
IDEX T. Rowe Price Tax-Efficient Growth                  $    9,795         $   60,288                --        $   26,006
IDEX Transamerica Conservative High-Yield Bond           $   30,333         $  154,133                --        $  371,603
IDEX Transamerica Convertible Securities                 $    5,956         $      716                --        $   28,436

IDEX Transamerica Equity                                 $    4,608         $   13,792                --        $   65,225
IDEX Transamerica Growth Opportunities                   $    4,673         $   22,344                --        $   82,416
IDEX Transamerica Money Market                           $   (3,857)        $  338,960                --        $  239,892
IDEX Transamerica Value Balanced                         $    7,788         $   41,307                --        $  143,034

----------
(1) Information is not included for IDEX Clarion Real Estate Securities and IDEX PIMCO Real Return TIPS, as they commenced operations on March 1, 2003.

(2) Prior to November 1, 2002, Goldman Sachs Asset Management served as sub-adviser and the fund was named IDEX Goldman Sachs Growth.

                             ADMINISTRATIVE SERVICES

ATFA is responsible for the supervision all of the administrative functions, providing office space, and paying its allocable portion of the salaries, fees and expenses of all fund officers and of those trustees who are affiliated with ATFA. The costs and expenses, including legal and accounting fees, filing fees and printing costs in connection with the formation of a fund and the preparation and filing of a fund's initial registration statements under the 1933 Act and 1940 Act are also paid by the adviser. IDEX has entered into an Administrative Services Agreement ("Administrative Agreement") with AEGON/Transamerica Fund Services, Inc. ("ATFS") on behalf of each fund. Under the Administrative Agreement, ATFS carries out and supervises all of the administrative functions of the funds and incurs expenses payable by IDEX related to such functions. Prior to July 1, 2002, AFSG provided administrative services to IDEX.

The administrative duties of ATFS with respect to each fund include: providing the fund with office space, telephones, office equipment and supplies; paying the compensation of the fund's officers for services rendered as such; supervising and assisting in preparation of annual and semi-annual reports to shareholders, notices of dividends, capital gain distributions and tax information; supervising compliance by the fund with the recordkeeping requirements under the 1940 Act and regulations thereunder and with the state regulatory requirements; maintaining books and records of the fund (other than those maintained by the fund's custodian and transfer agent); preparing and filing tax returns and reports; monitoring and supervising relationships with the fund's custodian and transfer agent; monitoring the qualifications of tax deferred retirement plans providing for investment in shares of each fund; authorizing expenditures and approving bills for payment on behalf of each fund; and providing executive, clerical and secretarial help needed to carry out its duties.

The Funds paid the following administrative expenses for the fiscal years October 31, 2002, 2001 and 2000.

                              ADMINISTRATIVE FEES*

FUND(1)                                                      2002                2001                 2000
-------                                                  ------------        ------------         ------------
IDEX Alger Aggressive Growth                             $      9,758        $  1,147,768         $    815,541
IDEX American Century Income & Growth                    $      9,833        $   (137,531)                 N/A
IDEX American Century International                      $     10,999        $   (232,092)                 N/A
IDEX Asset Allocation - Conservative Portfolio           $     11,009                 N/A                  N/A
IDEX Asset Allocation - Growth Portfolio                 $     10,999                 N/A                  N/A
IDEX Asset Allocation - Moderate Growth Portfolio        $     11,169                 N/A                  N/A
IDEX Asset Allocation - Moderate Portfolio               $     10,109                 N/A                  N/A
IDEX Federated Tax Exempt                                $     10,999        $   (123,859)        $     10,799
IDEX Great Companies -- America(SM)                      $      9,608        $    395,700                  N/A
IDEX Great Companies -- Global(2)                        $      9,333        $    (79,740)                 N/A
IDEX Great Companies -- Technology(SM)                   $      9,608        $   (113,571)                 N/A
IDEX Isabelle Small Cap Value                            $      9,457        $ (2,466,825)                 N/A
IDEX Janus Balanced                                      $     11,019        $  3,728,424         $  1,657,954
IDEX Janus Flexible Income                               $     10,333        $ (5,516,910)        $    138,230
IDEX Janus Global                                        $     10,869        $    654,424         $  8,166,639
IDEX Janus Growth                                        $      9,733        $ 23,709,653         $ 19,161,388
IDEX Janus Growth & Income                               $     10,333        $   (175,161)                 N/A
IDEX Jennison Equity Opportunity                         $      9,333        $   (239,407)                 N/A
IDEX LKCM Strategic Total Return                         $     10,499        $    412,924         $    222,214
IDEX Marsico Growth(2)                                   $      9,533        $    (83,985)                 N/A
IDEX PBHG Mid Cap Growth                                 $      8,833        $   (754,206)                 N/A
IDEX PIMCO Total Return                                  $     11,999                 N/A                  N/A

IDEX Salomon All Cap                                     $      9,333        $  1,604,236                  N/A
IDEX Salomon Investors Value                             $      9,333        $   (270,877)        $     14,547
IDEX T. Rowe Price Health Sciences                       $      9,333                 N/A                  N/A
IDEX T. Rowe Price Small Cap                             $     10,499        $    (43,567)                 N/A
IDEX T. Rowe Price Tax-Efficient Growth                  $      9,833        $    (58,670)                 N/A
IDEX Transamerica Conservative High-Yield Bond           $      9,333        $   (155,048)        $    212,350
IDEX Transamerica Convertible Securities                 $     10,999                 N/A                  N/A
IDEX Transamerica Equity                                 $      9,758        $    (35,686)                 N/A
IDEX Transamerica Growth Opportunities                   $      9,833        $    (52,024)                 N/A
IDEX Transamerica Money Market                           $     10,999                 N/A                  N/A
IDEX Transamerica Value Balanced                         $      8,833        $     63,403         $     38,117

----------
* The basis for presentation of administrative fees in prior years was Advisory Fees less reimbursements and sub-advisor compensation. This basis is not comparable to current period due to an agreement entered into with ATFS effective July 1, 2002. In the agreement, ATFS agreed to provide fund administration services. The funds are provided these services at a cost for which ATFS is reimbursed monthly.

(1) Information is not included for IDEX Clarion Real Estate Securities and IDEX PIMCO Real Return TIPS, as they commenced operations on March 1, 2003.

(2) Prior to November 1, 2002, Goldman Sachs Asset Management served as sub-adviser and the fund was named IDEX Goldman Sachs Growth.

                 CUSTODIAN, TRANSFER AGENT AND OTHER AFFILIATES

Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, 16th Floor, Boston, Massachusetts 02116, is custodian for IDEX. The custodian is not responsible for any of the investment policies or decisions of a fund, but holds its assets in safekeeping, and collects and remits the income thereon subject to the instructions of the funds.

AEGON/Transamerica Investor Services, Inc. ("ATIS"), P. O. Box 9015, Clearwater, Florida 33758-9015, is the transfer agent for each fund, withholding agent and dividend disbursing agent. ATIS is a wholly-owned subsidiary of AUSA Holding Company and thus is an affiliate of ATFA. Each fund pays the transfer agent an annual per-account charge of $1.63 for each of its shareholder accounts in existence, $15.39 for each new account opened and $2.73 for each closed account.

IBT is a provider of data processing and recordkeeping services for the IDEX transfer agent. Each fund may use another affiliate of IBT as introducing broker for certain portfolio transactions as a means to reduce expenses through a credit against transfer agency fees with regard to commissions earned by such affiliate. (See "Fund Transactions and Brokerage.") There were no brokerage credits received for the periods ended October 31, 2002, 2001 and 2000.

                              TRANSFER AGENCY FEES

                                                              FEES AND EXPENSES NET OF BROKERAGE
                                                                  CREDITS FOR THE PERIOD ENDED
                                                                           OCTOBER 31
                                                         ----------------------------------------------
FUND(1)                                                     2002              2001              2000
-------                                                  ----------        ----------        ----------
IDEX Alger Aggressive Growth                             $1,448,355        $1,451,320        $1,478,370
IDEX American Century Income & Growth                    $  170,275        $   15,285               N/A
IDEX American Century International                      $  105,415        $   11,555               N/A
IDEX Asset Allocation - Conservative Portfolio           $   31,660               N/A               N/A
IDEX Asset Allocation - Growth Portfolio                 $   44,955               N/A               N/A
IDEX Asset Allocation - Moderate Growth Portfolio        $   88,355               N/A               N/A
IDEX Asset Allocation - Moderate Portfolio               $   63,015               N/A               N/A
IDEX Federated Tax Exempt                                $   52,300        $   31,380        $   43,490
IDEX Great Companies -- America(SM)                      $  468,395        $  283,340        $   17,535
IDEX Great Companies -- Global(2)                        $   69,470        $   46,535        $    2,940
IDEX Great Companies -- Technology(SM)                   $  160,715        $  130,980        $   15,435
IDEX Isabelle Small Cap Value                            $  256,800        $   23,420               N/A
IDEX Janus Balanced                                      $1,208,085        $1,062,490        $  818,615
IDEX Janus Flexible Income                               $  246,840        $  139,785        $   83,955
IDEX Janus Global                                        $2,807,115        $3,045,780        $3,545,240
IDEX Janus Growth                                        $5,695,590        $6,129,760        $5,886,062
IDEX Janus Growth & Income                               $  145,890        $   55,355               N/A

IDEX Jennison Equity Opportunity                         $  366,115        $  155,385        $   69,775
IDEX LKCM Strategic Total Return                         $  278,805        $  254,430        $  235,748
IDEX Marsico Growth(2)                                   $  155,875        $  111,610        $   61,140
IDEX PBHG Mid Cap Growth                                 $  743,420        $  742,015        $  476,335
IDEX PIMCO Total Return                                  $   48,050               N/A               N/A
IDEX Salomon All Cap                                     $1,374,870        $  814,545        $  140,935
IDEX Salomon Investors Value                             $  208,345        $  144,845        $   92,410
IDEX T. Rowe Price Health Sciences                       $   16,915               N/A               N/A
IDEX T. Rowe Price Small Cap                             $  204,535        $  151,980        $   90,020
IDEX T. Rowe Price Tax-Efficient Growth                  $  152,830        $  108,420        $   54,260
IDEX Transamerica Conservative High-Yield Bond           $  234,885        $  177,680        $  133,815
IDEX Transamerica Convertible Securities                 $   11,315               N/A               N/A
IDEX Transamerica Equity                                 $   62,130        $   48,570        $   16,510
IDEX Transamerica Growth Opportunities                   $  100,515        $   85,975        $   26,140
IDEX Transamerica Money Market                           $  405,495               N/A               N/A
IDEX Transamerica Value Balanced                         $  195,590        $  133,915        $  110,065

----------
(1) Information is not included for IDEX Clarion Real Estate Securities and IDEX PIMCO Real Return TIPS, as they commenced operations on March 1, 2003.

(2) Prior to November 1, 2002, Goldman Sachs Asset Management served as sub-adviser and the fund was named IDEX Goldman Sachs Growth.

                         FUND TRANSACTIONS AND BROKERAGE

Decisions as to the assignment of fund business for each of the funds and negotiation of commission rates are made by a fund's sub-adviser, whose policy is to obtain the "best execution" (prompt and reliable execution at the most favorable security price) of all fund transactions. The Investment Advisory Agreement and Investment Counsel Agreement/Sub-Advisory Agreement for each fund specifically provide that in placing portfolio transactions for a fund, the fund's sub-adviser may agree to pay brokerage commissions for effecting a securities transaction in an amount higher than another broker or dealer would have charged for effecting that transaction as authorized, under certain circumstances, by the Securities Exchange Act of 1934.

In selecting brokers and dealers and in negotiating commissions, a fund's sub-adviser may consider a number of factors, including but not limited to:

The sub-adviser's knowledge of currently available negotiated commission rates or prices of securities and other current transaction costs;

      The nature of the security being traded;

      The size and type of the transaction;

      The nature and character of the markets for the security to be purchased or sold;

      The desired timing of the trade;

      The activity existing and expected in the market for the particular security;

      The quality of the execution, clearance and settlement services;

      Financial stability;

      The existence of actual or apparent operational problems of any broker or dealer; and

      Research products and services provided.

In recognition of the value of the foregoing factors, the sub-adviser may place portfolio transactions with a broker with whom it has negotiated a commission that is in excess of the commission another broker would have charged for effecting that transaction. This is done if the sub-adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research provided by such broker viewed in terms of either that particular transaction or of the overall responsibilities of the sub-adviser. Research provided may include:

      Furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities;

      Furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy;

      Access to research analysts, corporate management personnel, industry experts, economists and government officials; and

      Comparative performance evaluation and technical measurement services and quotation services, and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories that deliver process or otherwise utilize information, including the research described above) that assist the sub-adviser in carrying out its responsibilities.

Most of the brokers and dealers used by the funds' sub-advisers provide research and other services described above.

A sub-adviser may use research products and services in servicing other accounts in addition to the funds. If a sub-adviser determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, a sub-adviser may allocate the costs of such service or product accordingly. The portion of the product or service that a sub-adviser determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may be a conflict of interest for a sub-adviser.

When a fund purchases or sells a security in the over-the-counter market, the transaction takes place directly with a principal market-maker without the use of a broker, except in those circumstances where better prices and executions will be achieved through the use of a broker.

A sub-adviser may also consider the sale or recommendation of a fund's shares by a broker or dealer to its customers as a factor in the selection of brokers or dealers to execute portfolio transactions. In placing portfolio business with brokers or dealers, a sub-adviser will seek the best execution of each transaction, and all such brokerage placement must be consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc.

A sub-adviser may place transactions for the purchase or sale of portfolio securities with affiliates of ATFA, AFSG or the sub-adviser, including InterSecurities, Inc., AEGON USA Securities, Inc., DST Securities, Inc., or Fred Alger & Company, Incorporated. It is anticipated that Fred Alger & Company, Incorporated, an affiliate of Alger, will serve as IDEX Alger Aggressive Growth's broker in effecting substantially all of IDEX Alger Aggressive Growth's transactions on securities exchanges and will retain commissions in accordance with certain regulations of the SEC. A sub-adviser may place transactions if it reasonably believes that the quality of the transaction and the associated commission are fair and reasonable, and if overall the associated transaction costs, net of any credits described above under "Custodian, Transfer Agent and Other Affiliates," are lower than those that would otherwise be incurred. Under rules adopted by the SEC, IDEX's Board of Trustees will conduct periodic compliance reviews of such brokerage allocations and review certain procedures adopted by the Board of Trustees to ensure compliance with these rules and to determine their continued appropriateness.

As of October 31, 2002, IDEX Janus Global, IDEX Janus Growth & Income, IDEX Great Companies -- America(SM), IDEX Great Companies -- GLOBAL(2) and IDEX Salomon Investors Value owned $1,352,524, $372,678, $4,969,040, $658,720 and
$909,320, respectively, of the common stock of Goldman Sachs Group, Inc., which is one of the ten brokers or dealers that received the greatest dollar amount of brokerage commissions from those funds during the fiscal year ended October 31, 2002.

As of October 31, 2002, IDEX American Century Income & Growth and IDEX Great Companies -- America(SM) owned $50,873 and $4,964,764 of the common stock of Lehman Brothers Holdings Corp., which is one of the ten brokers or dealers that received the greatest dollar amount of brokerage commissions from those funds during the fiscal year ended October 31, 2002.

As of October 31, 2002, IDEX American Century Income & Growth, IDEX Great Companies -- America(SM), IDEX Jennison Equity Opportunity, IDEX Marsico Growth and IDEX Salomon Investors Value owned $227,358, $1,684,980, $1,055,010, $100,188 and $1,073,985 of the common stock of Merrill Lynch & Company, Inc., which is one of the ten brokers or dealers that received the greatest dollar amount of brokerage commissions from those funds during the fiscal year ended October 31, 2002.

As of October 31, 2002, IDEX Marsico Growth, IDEX Salomon Investors Value and IDEX American Century Income & Growth owned $90,294, $1,035,272 and $49,428, respectively, of the common stock of Morgan Stanley, Dean Witter, Discover & Company, which is one of the ten brokers or dealers that received the greatest dollar amount of brokerage commissions from those funds during the fiscal year ended October 31, 2002.

DIRECTED BROKERAGE

A sub-adviser to a fund, to the extent consistent with the best execution and with ATFA's usual commission rate policies and practices, may place portfolio transaction of the fund with broker/dealers with which the fund has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the fund's portfolio transactions to the payment of operating expenses that would otherwise be borne by the fund.

Under the Directed Brokerage Program, the commissions paid by a fund shall be applied to the payment only of expenses that would otherwise be borne by the fund paying the commission. In no event will commissions paid by a fund be used to pay expenses that would otherwise be borne by any other fund in the fund complex, or by any other party. In the case of any fund that is the subject of a contractural expense reduction arrangement with ATFA (or a comparable agreement with any "affiliate" of ATFA or the Fund, as such term is defined in the 1940
Act) pursuant to which ATFA (or affiliate) has agreed to waive amounts otherwise payable by the fund to ATFA (or affiliate), any amount of commissions used to pay the fund's operating expenses shall not reduce the amounts of expenses borne by ATFA (or affiliate) under the expense reduction arrangement, but shall instead be used solely to reduce expenses borne by the fund to a lower level than the fund would have borne after giving full effect to the expense reduction arrangement.

                            BROKERAGE COMMISSIONS(1)

                                                        IDEX                            IDEX            IDEX            IDEX
                                         IDEX         AMERICAN          IDEX            ASSET           ASSET           ASSET
                                        ALGER         CENTURY         AMERICAN        ALLOCATION      ALLOCATION      ALLOCATION
BROKERAGE COMMISSIONS PAID            AGGRESSIVE      INCOME &        CENTURY        CONSERVATIVE       GROWTH         MODERATE
(INCLUDING AFFILIATED BROKERAGE)        GROWTH        GROWTH        INTERNATIONAL     PORTFOLIO        PORTFOLIO      PORTFOLIO
---------------------------------     ----------     ----------     -------------    -----------      ----------      ----------
October 31, 2002                      $  768,135     $   97,966       $  129,525      $        0      $        0      $        0

October 31, 2001                      $  438,913     $    3,874       $    8,142             N/A             N/A             N/A

October 31, 2000                      $  328,891            N/A              N/A             N/A             N/A             N/A

AFFILIATED BROKERAGE PAID

October 31, 2002                      $  643,849     $       61       $    1,579      $        0      $        0      $        0

October 31, 2001                      $  438,913     $       11       $       67             N/A             N/A             N/A

October 31, 2000                      $  323,971     $        0              N/A             N/A             N/A             N/A

                                         IDEX
                                         ASSET
                                      ALLOCATION                                                                        IDEX
                                        MODERATE        IDEX         IDEX GREAT       IDEX GREAT      IDEX GREAT       ISABELLE
BROKERAGE COMMISSIONS PAID              GROWTH        FEDERATED      COMPANIES        COMPANIES       COMPANIES        SMALL CAP
(INCLUDING AFFILIATED BROKERAGE)      PORTFOLIO      TAX EXEMPT      AMERICA(SM)       GLOBAL(2)      TECHNOLOGY(SM)    VALUE
---------------------------------     ----------     ----------     -------------    -----------      ----------      ----------
October 31, 2002                      $        0     $        0     $  124,680       $   30,672       $   47,582      $  437,414

October 31, 2001                             N/A     $        0     $  119,417       $   14,721       $   20,759      $   67,993

October 31, 2000                             N/A     $        0     $   15,100       $    3,310       $    7,838             N/A

AFFILIATED BROKERAGE PAID

October 31, 2002                      $        0     $        0     $        0       $        0       $        0      $        0

October 31, 2001                             N/A     $        0     $    1,344       $      262       $        0      $        0

October 31, 2000                             N/A     $        0     $   12,900       $    2,026       $    7,174             N/A

                                                                                                       IDEX              IDEX
                                         IDEX        IDEX JANUS         IDEX                           JANUS           JENNISON
BROKERAGE COMMISSIONS PAID               JANUS        FLEXIBLE          JANUS        IDEX JANUS        GROWTH &         EQUITY
(INCLUDING AFFILIATED BROKERAGE)       BALANCED        INCOME          GLOBAL          GROWTH          INCOME         OPPORTUNITY
---------------------------------     ----------     ----------     -------------    -----------      ----------      -----------
October 31, 2002                      $1,107,269     $1,711,623     $1,726,178       $3,087,674       $   52,435      $  425,472

October 31, 2001                      $1,536,149     $1,201,994     $2,786,929       $3,959,628       $   41,837      $  231,211

October 31, 2000                      $  577,167     $  114,844     $2,817,562       $2,409,270              N/A      $   61,467


AFFILIATED BROKERAGE PAID

October 31, 2002                      $        0     $        0     $        0       $        0       $        0      $        0

October 31, 2001                      $        0     $        0     $        0       $        0       $        0      $        0

October 31, 2000                      $        0     $        0     $        0       $        0              N/A      $        0

                                          IDEX                                         IDEX              IDEX           IDEX
                                          LKCM                       IDEX PBHG         PIMCO            SALOMON         SALOMON
BROKERAGE COMMISSIONS PAID             STRATEGIC       MARSICO         MID CAP          TOTAL             ALL          INVESTORS
(INCLUDING AFFILIATED BROKERAGE)      TOTAL RETURN    GROWTH(2)        GROWTH          RETURN             CAP            VALUE
---------------------------------     ------------   ----------     -------------    -----------      ----------      -----------
October 31, 2002                      $   27,834     $   33,647     $  354,117       $    1,365       $1,644,080      $  233,043

October 31, 2001                      $   35,872     $   25,931     $  101,144              N/A       $  854,139      $   53,287

October 31, 2000                      $   69,258     $   21,070     $   88,609              N/A       $  177,869      $   27,384

AFFILIATED BROKERAGE PAID

October 31, 2002                      $        0     $      704     $        0       $        0       $   20,607      $    5,847

October 31, 2001                      $        0     $    1,375     $        0              N/A       $      858      $        0

October 31, 2000                      $        0     $    1,232     $        0              N/A       $       30      $        0


                                         IDEX                          IDEX            IDEX
                                        T. ROWE         IDEX          T. ROWE        TRANSAMERICA        IDEX
                                         PRICE         T. ROWE       PRICE TAX       CONSERVATIVE    TRANSAMERICA        IDEX
BROKERAGE COMMISSIONS PAID              HEALTH       PRICE SMALL     EFFICIENT       HIGH YIELD       CONVERTIBLE     TRANSAMERICA
(INCLUDING AFFILIATED BROKERAGE)       SCIENCES          CAP          GROWTH            BOND          SECURITIES         EQUITY
---------------------------------     ----------     ----------     -------------    -------------   -------------    -------------
October 31, 2002                      $    9,036     $   37,993     $   50,664       $        0       $  117,629      $   48,471

October 31, 2001                             N/A     $   23,192     $   27,999       $        0              N/A      $    9,848

October 31, 2000                             N/A     $   16,287     $   19,319       $        0              N/A      $    5,728

AFFILIATED BROKERAGE PAID

October 31, 2002                      $        0     $        0     $        0       $        0       $        0      $        0

October 31, 2001                             N/A     $        0     $        0       $        0              N/A      $        0

October 31, 2000                             N/A     $        0     $        0       $        0              N/A      $        0

                                      IDEX                           IDEX
                                  TRANSAMERICA        IDEX       TRANSAMERICA
BROKERAGE COMMISSIONS PAID          GROWTH        TRANSAMERICA      VALUE
(INCLUDING AFFILIATED BROKERAGE)  OPPORTUNITIES   MONEY MARKET     BALANCED
--------------------------------  -------------   ------------     --------
October 31, 2002                  $  40,842       $       0       $  62,092

October 31, 2001                  $  12,922             N/A       $  72,018

October 31, 2000                  $   6,929             N/A       $  27,473

AFFILIATED BROKERAGE PAID

October 31, 2002                  $       0       $       0       $       0

October 31, 2001                  $       0             N/A       $       0

October 31, 2000                  $       0             N/A       $       0

The following table provides brokerage commissions that were directed to brokers for brokerage and research services provided during the fiscal year ended October 31, 2002(1).


                                       IDEX AMERICAN                                                IDEX ASSET
            IDEX ALGER                 CENTURY INCOME                 IDEX AMERICAN                  ALLOCATION
        AGGRESSIVE GROWTH                 & GROWTH                CENTURY INTERNATIONAL        CONSERVATIVE PORTFOLIO
   -------------------------      -----------------------        -----------------------       -----------------------
              $0                            $0                            $0                            $0

                                                                 IDEX ASSET ALLOCATION
     IDEX ASSET ALLOCATION         IDEX ASSET ALLOCATION            MODERATE GROWTH               IDEX FEDERATED
       GROWTH PORTFOLIO            MODERATE PORTFOLIO(1)               PORTFOLIO                    TAX EXEMPT
   -------------------------      -----------------------        -----------------------       -----------------------
              $0
                                            $0                            $0                            $0

     IDEX GREAT COMPANIES          IDEX GREAT COMPANIES          IDEX GREAT COMPANIES              IDEX ISABELLE
          AMERICA(SM)                    GLOBAL(2)                  TECHNOLOGY(SM)                SMALL CAP VALUE
   -------------------------      -----------------------        -----------------------       -----------------------
            $66,262                         $0                            $0                         $147,539

          IDEX JANUS                    IDEX JANUS                    IDEX JANUS                    IDEX JANUS
           BALANCED                   FLEXIBLE INCOME                   GLOBAL                        GROWTH
   -------------------------      -----------------------        -----------------------       -----------------------
              $0                           $962                        $179,439                      $741,501

          IDEX JANUS               IDEX JENNISON EQUITY           IDEX LKCM STRATEGIC              IDEX MARSICO
        GROWTH & INCOME                 OPPORTUNITY                  TOTAL RETURN                    GROWTH(2)
   -------------------------      -----------------------        -----------------------       -----------------------
            $6,663                       $130,784                       $2,916                        $8,075

           IDEX PBHG                    IDEX PIMCO                   IDEX SALOMON                  IDEX SALOMON
        MID CAP GROWTH                 TOTAL RETURN                     ALL CAP                   INVESTORS VALUE
   -------------------------      -----------------------        -----------------------       -----------------------
            $4,608                          $0                         $178,126                       $19,769

         IDEX T. ROWE                  IDEX T. ROWE               IDEX T. ROWE PRICE             IDEX TRANSAMERICA
     PRICE HEALTH SCIENCES            PRICE SMALL CAP            TAX EFFICIENT GROWTH      CONSERVATIVE HIGH YIELD BOND
   -------------------------      -----------------------        -----------------------       -----------------------
             $219                         $2,013                        $2,919                          $0

                                                                         IDEX                          IDEX
       IDEX TRANSAMERICA             IDEX TRANSAMERICA               TRANSAMERICA                  TRANSAMERICA
    CONVERTIBLE SECURITIES                EQUITY                 GROWTH OPPORTUNITIES              MONEY MARKET
   -------------------------      -----------------------        -----------------------       -----------------------
            $3,536                        $12,142                       $5,395                          $0

    IDEX TRANSAMERICA VALUE
           BALANCED
   -------------------------
              $75

----------
(1) Information is not included for IDEX Clarion Real Estate Securities and IDEX PIMCO Real Return TIPS, as they commenced operations on March 1, 2003.

(2) Prior to November 1, 2002, Goldman Sachs Asset Management served as sub-adviser and the fund was named IDEX Goldman Sachs Growth.

For the fiscal year ended October 31, 2002, IDEX Alger Aggressive Growth paid the following commissions to Fred Alger & Company, Incorporated:

COMMISSIONS PAID:

Fiscal 2002                                             $ 586,650

Fiscal 2002 Percentages:
    Commissions with affiliates to total commissions         0.99%
Value of brokerage transactions with affiliates to
    value of total brokerage transactions                    0.98%

                              TRUSTEES AND OFFICERS

The Trustees and executive officers of IDEX are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of the shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the business affairs of each fund and the operation of IDEX by its officers. The Board also reviews the management of each fund's assets by the investment adviser and its respective sub-adviser. The Fund Complex currently consists of IDEX, ATSF, Transamerica Income Shares, Inc. ("TIS"), Transamerica Occidental Life Insurance Company Separate Account Fund B ("Fund B"), and Transamerica Index Funds, Inc. ("TIF"), and consists of 90 funds/portfolios.

Each Trustee holds office for an indefinite term until the earlier of (1) the next meeting of shareholders at which Trustees are elected and until his or her successor is elected and qualified; or (2) a Trustee resigns, or his or her term as a Trustee is terminated in accordance with the fund's by-laws. The executive officers are elected and appointed by the Trustees and hold office until they resign, are removed, or are otherwise disqualified to serve.

                                                                                                 NUMBER OF FUNDS          OTHER
                            POSITION(S)  TERM OF OFFICE                                            IN COMPLEX         DIRECTORSHIPS
                            HELD WITH    AND LENGTH OF    PRINCIPAL OCCUPATION(S) DURING             OVERSEEN BY          HELD
NAME, ADDRESS AND AGE         FUND*       TIME SERVED     PAST 5 YEARS                               TRUSTEE            BY DIRECTOR
---------------------         -----       -----------     ------------                               -------            -----------
INTERESTED TRUSTEES

John R. Kenney **             Chairman,     From 1986     Chairman, Director & Co-CEO, Great           90                 N/A
570 Carillon Parkway          Trustee       to present    Companies, L.L.C.; Manager,
St. Petersburg, FL 33716                                  Transamerica Investment Management,
(DOB 2/8/38)                                              LLC (TIM); Director & Chairman,
                                                          AEGON/Transamerica Series Fund, Inc.
                                                          (ATSF); Director & Chairman,
                                                          Transamerica Income Shares, Inc.
                                                          (TIS); Manager & Chairman,
                                                          Transamerica Occidental Life Insurance
                                                          Company Separate Account Fund B (Fund B)

Larry N. Norman **            Trustee       From 2002     President & Chairman, Transamerica           91                 N/A
4333 Edgewood Road NE                       to present    Life Insurance Company; Director,
Cedar Rapids, IA 52499                                    AEGON/Transamerica Fund Advisers, Inc.
(DOB 1/8/53)                                              (ATFA); Director, TIS; Director AEGON/
                                                          Transamerica Investor Services, Inc.
                                                          (ATIS); Director, AEGON/Transamerica
                                                          Fund Services, Inc. (ATFS); Director,
                                                          ATSF; Manager, Fund B; Director,
                                                          Transamerica Index Funds, Inc. (TIF);
                                                          President, AFSG Securities Corp.
                                                          (AFSG)

** May be deemed as "interested person" of the Fund as defined in the 1940 Act due to employment with an affiliate of ATFA.

INDEPENDENT TRUSTEES

Peter R. Brown                Vice          From 1986     Chairman of the Board, Peter Brown           91                 N/A
11180 6th Street East         Chairman,     to present    Construction Company (1963- 2000);
Treasure Island, FL 33706     Trustee                     Vice Chairman & Director, ATSF; Vice
(DOB 5/10/28)                                             Chairman & Manager, Fund B; Vice
                                                          Chairman & Director, TIS & TIF; Rear
                                                          Admiral (Ret.) U.S. Navy Reserve,
                                                          Civil Engineer Corps

Charles C. Harris             Trustee       From 1986     Director, ATSF; Director TIS; Manager,       90                 N/A
2 Seaside Lane #304                         to present    Fund B
Belleair, FL 33756
(DOB 1/15/30)

Russell A. Kimball, Jr.       Trustee       From 1986     Director, ATSF; Director, TIS;               90                 N/A
1160 Gulf Boulevard                         to present    Manager, Fund B;General Manager,
Clearwater Beach, FL 34630                                Sheraton Sand Key Resort (1975 -
(DOB 8/17/44)                                             present)

William W. Short, Jr.         Trustee       From 2000     Director, ATSF; Director, TIS;               90                 N/A
6911 Bryan Dairy Road                       to present    Manager, Fund B; President & majority
Suite 210                                                 shareholder of Shorts, Inc.; Chairman,
Largo, FL 33777                                           Southern Apparel Corporation, S.A.S.
(DOB 2/25/36)                                             Apparel Corporation and S.A.C.
                                                          Distributors

Daniel Calabria               Trustee       From 2001     Director, ATSF; Director, TIS;               90                 N/A
7068 S. Shore Drive S.                      to present    Manager, Fund B; Trustee
South Pasadena, FL 33707                                  (1993-present) & President
(DOB 3/05/36)                                             (1993-1995), Florida Tax Free Funds

Janice B. Case                Trustee       From 2001     Director, ATSF; Director, TIS;               90                 N/A
205 Palm Island NW                          to present    Manager, Fund B; Senior Vice President
Clearwater, Florida 33767                                 (1996-2000), Vice President
(DOB 9/27/52)                                             (1990-1996), Director of Customer
                                                          Service & Marketing (1987-1990),

Jack E. Zimmerman             Trustee       From 1986     Former Director, Regional Marketing          36                 N/A
6778 Rosezita Lane                          to present    of Marietta Corporation & Director of
Dayton, OH 45459                                          Strategic Planning, Martin Marietta
(DOB 2/3/28)                                              Baltimore Aerospace. Mr. Zimmerman
                                                          is also the brother-in-law of
                                                          John R. Kenney, IDEX Chairman.

                                                          Florida Power Corporation
Leo J. Hill                   Trustee       From 2001     Director, ATSF; Director, TIS;               90                 N/A
2201 N. Main St.                            to present    Manager, Fund B; Owner & President,
Gainesville, Florida 32609                                Prestige Automotive Group (2001 -
(DOB 3/27/56)                                             present); Market President
                                                          (1997-1998), NationsBank; President &
                                                          CEO (1994-1998), Barnett Bank of the
                                                          Treasure Coast, FL


OFFICERS*

                          POSITION HELD              TERM OF                        PRINCIPAL OCCUPATION(S) OR
NAME, AGE AND ADDRESS     WITH FUND                  OFFICE                      EMPLOYMENT DURING PAST 5 YEARS
---------------------     ---------                  ------                      ------------------------------
Brian C. Scott            President & Chief          From 2002     President & Chief Executive Officer, ATSF, Fund B, TIS;
(DOB 1/19/44)             Executive Officer          to present    President, TIF; Director, President & CEO, Endeavor Management
                                                                   Co. (2001-2002); Manager, Transamerica Investment Management,
                                                                   LLC; President, Director & Chief Executive Officer, ATFA, ATIS &
                                                                   ATFS; Chief Marketing Director, AUSA Financial Markets

                          POSITION HELD              TERM OF                        PRINCIPAL OCCUPATION(S) OR
NAME, AGE AND ADDRESS     WITH FUND                  OFFICE                      EMPLOYMENT DURING PAST 5 YEARS
---------------------     ---------                  ------                      ------------------------------
John K. Carter            Senior Vice                From 1999     General Counsel, Sr. Vice President & Secretary, ATSF, Fund B &
(DOB 4/24/61)             President, General         to present    TIS; Vice President & Secretary, TIF; Vice President & Senior
                          Counsel &                                Counsel, Western Reserve Life Assurance Co. of Ohio ("WRL");
                          Secretary                                Director, General Counsel, Sr. Vice President & Secretary, ATFA,
                                                                   ATIS & ATFS; Vice President, AFSG; Vice President & Counsel
                                                                   (March 1997-May, 1999), Salomon Smith Barney; Assistant Vice
                                                                   President, Associate Corporate Counsel & Trust Officer
                                                                   (September 1993-1997), Franklin Templeton Mutual Funds

Christopher G. Roetzer    Vice President &           From 2001     Vice President, Assistant Treasurer & Principal Accounting
(DOB 1/11/63)             Principal Accounting       to present    Officer, ATSF; Vice President & Principal Accounting Officer,
                          Officer                                  TIS & Fund B; Vice President, Treasurer & Principal Accounting
                                                                   Officer, TIF; Vice President, ATFS, AFSG; ATIS

Thomas R. Moriarty        Executive Vice             From 2001     Executive Vice President, Treasurer & Principal Financial
(DOB 5/3/51)              President, Treasurer &     to present    Officer, ATSF, TIS, Fund B; Executive Vice President, ATFS &
                          Principal Financial                      AFSG, ATFA; Director, Chairman & President, InterSecurities,
                          Officer                                  Inc.

William T. Davis          Vice President,            From 2001     Vice President, WRL; Vice President, Investment Manager
(DOB 10/24/51)            Investment Manager         to present    Oversight and Relations, ATSF, TIS & Fund B; Vice President, ATFA
                          Oversight &
                          Relations

* The business address of each officer is 570 Carillon Parkway, St. Petersburg, FL 33716. No officer of the Fund receives any compensation paid by the Fund.

COMMITTEES OF THE BOARD

The Trustees are responsible for major decisions relating to each fund's objective, policies and techniques. They review investment decisions, although they do not actively participate on a regular basis in making such decisions. The Board of Trustees has five standing committees that each perform specialized functions: an Audit Committee, Nominating Committee, Valuation Committee, Compensation Committee and Executive Committee.

                                                                                                        NUMBER OF MEETINGS
                                                                                                         HELD DURING LAST
   COMMITTEE                       FUNCTIONS                                 MEMBERS                       FISCAL YEAR
-----------------                  ---------                                 -------                       -----------
                    Review the financial reporting process,      Peter Brown, Chairman; Janice Case;            2
AUDIT               the system of internal control, the          Charles Harris; & William Short, Jr.
                    audit process, and the IDEX process for
                    monitoring compliance with investment
                    restrictions and applicable laws and
                    the IDEX Code of Ethics.

NOMINATING          Nominates and evaluates independent          Peter Brown, Chairman; Daniel                  1
                    Trustee candidates.                          Calabria; Charles Harris; & William
                                                                 Short, Jr.

COMPENSATION        Reviews compensation arrangements for        Peter Brown; Daniel Calabria;                  1
                    each Trustee                                 Russell Kimball; Janice Case;
                                                                 Charles Harris; Leo Hill; William
                                                                 Short, Jr.; & Jack Zimmerman

VALUATION           Determines the value of any of the            Certain officers of IDEX and ATFA,             16
                    fund's securities and assets for which        who serve at the pleasure of the
                    market quotations are not readily             Board of Trustees
                    available or for which valuation cannot
                    otherwise be provided

EXECUTIVE           Perform all functions as those                John R. Kenney; Larry Norman; &                3
                    performed by the Board of Trustees,           Peter Brown
                    except as set forth in the IDEX
                    Declaration of Trust

TRUSTEE OWNERSHIP OF EQUITY SECURITIES

The table below gives the dollar range of shares of IDEX, as well as the aggregate dollar range of shares of all funds advised and sponsored by ATFA (collectively, the "Fund Complex"), owned by each Trustee as of December 31, 2002:

                           DOLLAR RANGE OF
                                EQUITY               AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED
                            SECURITIES IN          INVESTMENT COMPANIES OVERSEEN BY TRUSTEES IN FAMILY OF INVESTMENT
NAME OF TRUSTEE               THE FUNDS                                        COMPANIES
---------------            ---------------         -----------------------------------------------------------------
Peter R. Brown                   N/A                                       $50,001-$100,000
Daniel Calabria                  N/A                                        $10,000-$50,000
Janice B. Case                   N/A                                              $0
Charles C. Harris                N/A                                        $10,000-$50,000
Leo J. Hill                      N/A                                         Over $100,000
John R. Kenney*                  N/A                                         Over $100,000
Russell A. Kimball, Jr.          N/A                                         Over $100,000
Larry N. Norman*                 N/A                                          $1-$10,000
William W. Short, Jr.            N/A                                         Over $100,000
Jack E. Zimmerman                N/A                                         Over $100,000

* Interested Trustees as defined in the 1940 Act due to employment with an ATFA affiliate.

CONFLICTS OF INTEREST

The following table sets forth information as of December 31, 2002 about securities owned beneficially or of record by each Independent Trustee or members of his or her immediate family, representing interests in the Investment Adviser, sub-advisers or Distributor of the fund, or any person controlling, controlled by or under common control with such persons. For this purpose, "immediate family member" includes the Trustee's spouse, children residing in the Trustee's household and dependents of the Trustee.


                              NAME OF OWNERS AND RELATIONSHIPS                TITLE OF       VALUE OF        PERCENT OF
NAME OF TRUSTEE                          TO TRUSTEE                 COMPANY     CLASS      SECURITIES*          CLASS
---------------               --------------------------------      -------   --------     ----------        ----------
Peter R. Brown                     Marina D. Brown, Spouse           IDEX         A         $1-$10,000            0
Charles C. Harris                            N/A                      N/A        N/A            N/A              N/A
Russell A. Kimball, Jr.           Martha A. Kimball, Spouse          IDEX         A             $0                0
William W. Short, Jr.              Joyce J. Short, Spouse            IDEX         A         $1-$10,000            0
Daniel Calabria                              N/A                      N/A         A             N/A              N/A
Janice B. Case                               N/A                      N/A        N/A            N/A              N/A
Leo J. Hill                                  N/A                      N/A        N/A            N/A              N/A
Jack E. Zimmerman               Patricia A. Zimmerman, Spouse        IDEX         A        Over $100,000          0

      Disinterested Trustees receive for each regular Board meeting: (a) a total annual retainer fee of $20,000 from the funds, of which the funds pay a pro rata share allocable to each fund based on the relative assets of the fund; plus (b) $4,000 and incidental expenses per meeting attended. Each Audit Committee member receives a total of $3,000 per Audit Committee meeting attended in addition to the regular meetings attended. In the case of a Special Board Meeting, each of the Disinterested Trustees receives a fee of $2,500 plus incidental expenses per special meeting attended, in addition to the regular meetings attended. Any fees and expenses paid to Trustees who are affiliates of ATFA or AFSG are paid by ATFA and/or AFSG and not by the funds.

Commencing on January 1, 1996, a non-qualified deferred compensation plan (the "Plan") became available to Trustees who are not interested persons of the fund. Under the Plan, compensation may be deferred that would otherwise be payable by the IDEX and/or ATSF, to a Disinterested Trustee or Director on a current basis for services rendered as Trustee or Director. Deferred compensation amounts will accumulate based on the value of Class A shares of a fund (without imposition of sales charge), as elected by the Trustee. It is not anticipated that the Plan will have any impact on the funds.

The following table provides compensation amounts paid to Disinterested Trustees of the fund for the fiscal year ended October 31, 2002.

                               COMPENSATION TABLE


                                                                         PENSION OR RETIREMENT
                                          AGGREGATE COMPENSATION      BENEFITS ACCRUED AS PART OF       TOTAL COMPENSATION PAID TO
NAME OF PERSON, POSITION                FROM IDEX MUTUAL FUNDS(1)            FUND EXPENSES             TRUSTEES FROM FUND COMPLEX(2)
------------------------                -------------------------     ---------------------------      -----------------------------
Peter R. Brown, Trustee                         $  39,500                     $   1,596                          $ 105,625
Daniel Calabria, Trustee                        $  42,000                     $  66,000                          $  99,125
Charles C. Harris, Trustee                      $  52,500                     $  21,600                          $ 120,125
William W. Short, Jr., Trustee                  $  42,500                     $      --                          $ 110,125
Jack E. Zimmerman, Trustee                      $  43,000                     $      --                          $  43,000
Janice B. Case, Trustee                         $  35,000                     $      --                          $  94,625
Russell A. Kimball, Jr., Trustee                $  41,000                     $  96,500                          $ 108,625
Leo J. Hill                                     $  25,500                     $  61,200                          $  78,625
                                                ---------                     ---------                          ---------
Total                                           $ 321,000                     $ 246,896                          $ 759,875

----------
(1) Of this aggregate compensation, the total amounts deferred (including earnings) and accrued for the benefit of the participating Trustees for the year ended October 31, 2002 were as follows: Peter R. Brown, $2,643; Daniel Calabria, $66,115; $9,591; William W. Short, Jr., $0; Charles Harris, $21,600; Russell A. Kimball, Jr., $96,825; Janice B. Case, $0; Leo J. Hill, $61,412; and Jack E. Zimmerman, $0.

(2) The Fund Complex currently consists of IDEX, ATSF, TIS, Fund B and TIF.

The Board of Trustees has adopted a policy whereby any Disinterested Trustee of the fund in office on September 1, 1990 who has served at least three years as a trustee may, subject to certain limitations, elect upon his resignation to serve as a trustee emeritus for a period of two years. A trustee emeritus has no authority, power or responsibility with respect to any matter of the fund. While serving as such, a trustee emeritus is entitled to receive from the fund an annual fee equal to one-half the fee then payable per annum to Disinterested Trustees of the fund, plus reimbursement of expenses incurred for attendance at Board meetings.

During the fiscal year ended October 31, 2002, the fund paid $269,126 in trustees' fees and expenses and $12,500 trustee emeritus fees or expenses. As of December 31, 2002, the trustees and officers held in the aggregate less than 1% of the outstanding shares of each of the funds.

                               PURCHASE OF SHARES

As stated in the prospectus, each fund currently offers investors a choice of three classes of shares: Class A, Class B and Class L. (IDEX Janus Growth also includes Class T shares, which are not available for new investors. In addition, effective November 11, 2002, Class C and Class M shares will be closed to new investors. Only shareholders who own accounts in Class C and Class M as of that date will be able to purchase additional Class C or Class M shares. Class A, Class B or Class L shares of a fund can be purchased through AFSG or through broker-dealers or other financial institutions that have sales agreements with AFSG. Shares of each fund are sold at the net asset value per share as determined at the close of the regular session of business on the New York Stock Exchange next occurring after a purchase order is received and accepted by the fund. (The applicable sales charge is added in the case of Class A, Class M and Class T shares.) The prospectus contains detailed information about the purchase of fund shares.

                               DEALER REALLOWANCES

IDEX sells shares of its funds both directly and through authorized dealers. When you buy shares, your fund receives the entire NAV of the shares you purchase. AFSG keeps the sales charge, then "reallows" a portion to the dealers through which shares were purchased. This is how dealers are compensated.

From time to time, AFSG will create special promotions in which dealers earn larger reallowances in return for selling significant amounts of shares or for certain training services. Sometimes, these dealers may earn virtually the entire sales charge; at those times, they may be deemed underwriters as described in the 1933 Act.

Promotions may also involve non-cash incentives such as prizes or merchandise. Non-cash compensation may also be in the form of attendance at seminars conducted by AFSG, including lodging and travel expenses, in accordance with the rules of the NASD.

Reallowances may also be given to financial institutions to compensate them for their services in connection with Class A share sales and servicing of shareholder accounts.

AFSG may also pay dealers or financial institutions from its own funds or administrative services for larger accounts.

                        CLASS A SHARE DEALER REALLOWANCES

  (all funds except IDEX Janus Flexible Income, IDEX Transamerica Conservative High-Yield Bond, IDEX PIMCO Total Return, IDEX PIMCO Real Return TIPS, IDEX Transamerica Convertible Securities, IDEX Transamerica Money Market and IDEX
                             Federated Tax Exempt)

                                                             REALLOWANCE TO
                                                           DEALERS AS A % OF
AMOUNT OF PURCHASE                                           OFFERING PRICE
----------------------------------------------           -----------------------
Under $50 Thousand                                               4.75%
     $50 Thousand to under $100 Thousand                         4.00%
     $100 Thousand to under $250 Thousand                        2.75%
     $250 Thousand to under $500 Thousand                        2.25%
     $500 Thousand to under $1 Million                           1.75%
For purchases of $1 Million and above:
     $1 Million to under $5 Million                              1.00%
     $5 Million to under $50 Million                     Plus    0.50%
     $50 Million and above                               Plus    0.25%

                        CLASS A SHARE DEALER REALLOWANCES

  (IDEX Janus Flexible Income, IDEX Transamerica Conservative High-Yield Bond,
    IDEX PIMCO Total Return, IDEX PIMCO Real Return TIPS , IDEX Transamerica
             Convertible Securities and IDEX Federated Tax Exempt)

                                                             REALLOWANCE TO
                                                           DEALERS AS A % OF
AMOUNT OF PURCHASE                                           OFFERING PRICE
----------------------------------------------           -----------------------
Under $50 Thousand                                                4.00%
     $50 Thousand to under $100 Thousand                          3.25%
     $100 Thousand to under $250 Thousand                         2.75%
     $250 Thousand to under $500 Thousand                         1.75%
     $500 Thousand to under $1 Million                            1.00%
For purchases of $1 Million and above:
            $1 Million to under $5 Million                        0.50%
            $5 Million and above                          Plus    0.25%

                        CLASS B SHARE DEALER REALLOWANCES

                                                                   REALLOWANCE TO DEALERS AS A %
 AMOUNT OF PURCHASE                                                      OF OFFERING PRICE
----------------------                                             ------------------------------
   All purchases                                                              5.00%*

                          CLASS L SHARE DEALER REALLOWANCES

                                                                   REALLOWANCE TO DEALERS AS A %
 AMOUNT OF PURCHASE                                                      OF OFFERING PRICE
----------------------                                             ------------------------------
   All purchases                                                              1.50%**

                          CLASS T SHARE DEALER REALLOWANCES
                                 (IDEX Janus Growth)

                                                                    REALLOWANCE TO DEALERS AS A %
 AMOUNT OF PURCHASE                                                       OF OFFERING PRICE
----------------------                                             ------------------------------
$1,000,000 and over                                                             1.00%

* From time to time, AFSG may reallow to a dealer an amount less than 5% on sales of Class B shares. In such circumstances, AFSG will benefit directly to the extent the reallowance percentage is reduced below 5% on any purchase of Class B shares.

** From time to time, AFSG may enter into agreements with brokers and dealers whereby the dealer allowance may be less than 1.50%. Such agreements would also provide that such shares could be subject to a contingent deferred sales charge for one year only, not the twenty-four month period otherwise applicable to Class L shares.

                               DISTRIBUTION PLANS

As stated in the prospectus under "Investment Advisory and Other Services," each fund has adopted a separate Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (individually, a "Plan" and collectively, the "Plans"), applicable to Class A, Class B, Class L, Class C and Class M shares of the fund. This Plan is structured as a Compensation Plan. CLASS T SHARES OF IDEX JANUS GROWTH ARE NOT SUBJECT TO ANNUAL DISTRIBUTION AND SERVICE FEES.

In determining whether to approve the Distribution Plan and the Distribution Agreements, the Trustees considered the possible advantages afforded shareholders from adopting the Distribution Plans and Distribution Agreements. The Trustees were informed by representatives of AFSG that reimbursements of distribution-related expenses by the funds under the Distribution Plans would provide incentives to AFSG to establish and maintain an enhanced distribution system whereby new investors will be attracted to the funds. The Trustees believe that improvements in distribution services should result in increased sales of shares in the funds. In turn, increased sales are expected to lead to an increase in a fund's net asset levels, which would enable the funds to achieve economies of scale and lower their per-share operating expenses. In addition, higher net asset levels could enhance the investment management of the funds, for net inflows of cash from new sales may enable a fund's investment adviser and sub-adviser to take advantage of attractive investment opportunities. Finally, reduced redemptions could eliminate the potential need to liquidate attractive securities positions in order to raise the capital necessary to meet redemption requests.

Under the Plans for Class A shares (the "Class A Plans"), a fund may pay AFSG an annual distribution fee of up to 0.35% and an annual service fee of up to 0.25% of the average daily net assets of a fund's Class A shares; however, to the extent that a fund pays service fees, the amount which a fund may pay as a distribution fee is reduced accordingly so that the total fees payable under the Class A Plan may not exceed on an annualized basis 0.35% of the average daily net assets of a fund's Class A shares.

Under the Plans for Class B shares (the "Class B Plans"), a fund may pay AFSG an annual distribution fee of up to 0.75% and an annual service fee of up to 0.25% of the average daily net assets of the fund's Class B shares.

Under the Plans for Class L shares (the "Class L Plans"), a fund may pay AFSG an annual distribution fee of up to 0.75% and an annual service fee of up to 0.25% of the average daily net assets of the fund's Class L shares.

Under the Plans for Class L shares (the "Class L Plans"), a fund may pay AFSG an annual distribution fee of up to 0.75% and an annual service fee of up to 0.25% of the average daily net assets of the fund's Class L shares.

Under the Plans for Class C shares (the "Class C Plans"), a fund may pay AFSG an annual distribution fee of up to 0.75% and an annual service fee of up to 0.25% of the average daily net assets of the fund's Class C shares.

Under the Plans for Class M shares (the "Class M Plans"), a fund may pay AFSG an annual distribution fee of up to 0.75% and an annual service fee of up to 0.25% of the average daily net assets of the fund's Class M shares; however, the total fee payable pursuant to the Class M Plan may not, on an annualized basis, exceed 0.90% of the average daily net assets of the fund's Class M shares.

AFSG may use the fees payable under the Class A, Class B, Class L, Class C and Class M Plans as it deems appropriate to pay for activities or expenses primarily intended to result in the sale of the Class A, Class B, Class L, Class C or Class M shares, respectively, or in personal service to and/or maintenance of these shareholder accounts. For each class, these activities and expenses may include, but are not limited to:

      Compensation to employees of AFSG;

      Compensation to and expenses of AFSG and other selected dealers who engage in or otherwise support the distribution of shares or who service shareholder accounts;

      The costs of printing and distributing prospectuses, statements of additional information and reports for other than existing shareholders; and The cost of preparing, printing and distributing sales literature and advertising materials. Under the Plans, as required by Rule 12b-1, the Board of Trustees will review, at least quarterly, a written report provided by AFSG of the amounts expended by AFSG in distributing and servicing Class A, Class B, Class L, Class C or Class M shares of the funds and the purpose for which such expenditures were made. For so long as the Plans are in effect, selection and nomination of the Trustees who are not interested persons of the fund shall be committed to the discretion of the Trustees who are not interested persons of the fund.

      A Plan may be terminated as to a class of shares of a fund at any time by vote of a majority of the Disinterested Trustees, or by vote of a majority of the outstanding voting securities of the applicable class. A Plan may be amended by vote of the Trustees, including a majority of the Disinterested Trustees of the fund and have no direct or indirect financial interest in the operation of the Plan or any agreement relating thereto, cast in person at a meeting called for that purpose. Any amendment of a Plan that would materially increase the costs to a particular class of shares of a fund requires approval by the shareholders of that class. A Plan will remain in effect for successive one year periods, so long as such continuance is approved annually by vote of the fund's Trustees, including a majority of the Disinterested Trustees, cast in person at a meeting called for the purpose of voting on such continuance.

                                DISTRIBUTION FEES

Distribution related expenses incurred by ISI for the fiscal year ended October 31, 2002 are listed in the table below. These expenses have been partially reimbursed to AFSG by a 12b-1 arrangement with the funds.

                                               IDEX ALGER AGGRESSIVE GROWTH
                                   ----------------------------------------------------
                                    CLASS A       CLASS B       CLASS C       CLASS M
                                   ----------    ----------    ----------    ----------
Compensation to dealers            $  205,433    $  140,180    $   91,620    $  115,876
Compensation to sales personnel    $   64,245    $   45,504    $   17,134    $    6,696
Administrative processing costs    $   15,997    $   14,872    $    1,997    $    2,419
Printing and Postage               $   16,433    $   11,639    $    4,383    $    1,713
Promotional Expenses               $    3,548    $    2,513    $      946    $      370
Travel                             $    7,421    $    5,256    $    1,979    $      773
Office and other expenses          $   49,690    $   35,195    $   13,252    $    5,179
                                   ----------    ----------    ----------    ----------

TOTAL                              $  362,767    $  255,159    $  131,311    $  133,026

                                            IDEX AMERICAN CENTURY INCOME & GROWTH
                                   ----------------------------------------------------
                                    CLASS A       CLASS B       CLASS C       CLASS M
                                   ----------    ----------    ----------    ----------
Compensation to dealers            $   23,523    $   20,908    $   49,399    $   12,901
Compensation to sales personnel    $   27,609    $   41,859    $   19,247    $    6,780
Administrative processing costs    $    1,208    $    2,060    $      472    $      241
Printing and Postage               $    7,062    $   10,707    $    4,923    $    1,734
Promotional Expenses               $    1,525    $    2,312    $    1,063    $      374
Travel                             $    3,189    $    4,835    $    2,223    $      783
Office and other expenses          $   21,354    $   32,376    $   14,886    $    5,244
                                   ----------    ----------    ----------    ----------

TOTAL                              $   85,470    $  115,057    $   92,213    $   28,057

                                                                 IDEX AMERICAN CENTURY INTERNATIONAL
                                                     ------------------------------------------------------------
                                                       CLASS A         CLASS B         CLASS C         CLASS M
                                                     ------------    ------------    ------------    ------------
 Compensation to dealers                             $     64,147    $     38,871    $     65,542    $     59,575
 Compensation to sales personnel                     $    101,012    $     49,003    $     37,944    $      5,877
 Administrative processing costs                     $      3,208    $      4,477    $      1,054    $        478
 Printing and Postage                                $     25,837    $     12,534    $      9,706    $      1,503
 Promotional Expenses                                $      5,578    $      2,706    $      2,096    $        325
 Travel                                              $     11,668    $      5,660    $      4,383    $        679
 Office and other expenses                           $     78,127    $     37,901    $     29,348    $      4,546
                                                     ------------    ------------    ------------    ------------

 TOTAL                                               $    289,577    $    151,152    $    150,073    $     72,983

                                                             IDEX ASSET ALLOCATION - CONSERVATIVE PORTFOLIO
                                                     ------------------------------------------------------------
                                                       CLASS A         CLASS B         CLASS C         CLASS M
                                                     ------------    ------------    ------------    ------------
 Compensation to dealers                             $         --    $      1,909    $     23,723    $      1,775
 Compensation to sales personnel                     $     54,600    $    136,156    $     81,104    $     29,360
 Administrative processing costs                     $        126    $        208    $         91    $         48
 Printing and Postage                                $     13,966    $     34,827    $     20,745    $      7,510
 Promotional Expenses                                $      3,015    $      7,519    $      4,479    $      1,621
 Travel                                              $      6,307    $     15,728    $      9,369    $      3,391
 Office and other expenses                           $     42,230    $    105,309    $     62,730    $     22,708
                                                     ------------    ------------    ------------    ------------

 TOTAL                                               $    120,244    $    301,656    $    202,241    $     66,413

                                                                IDEX ASSET ALLOCATION - GROWTH PORTFOLIO
                                                     ------------------------------------------------------------
                                                       CLASS A         CLASS B         CLASS C         CLASS M
                                                     ------------    ------------    ------------    ------------
Compensation to dealers                              $         --    $      1,264    $     18,633    $      1,588
Compensation to sales personnel                      $     54,771    $     73,411    $     63,568    $     32,048
Administrative processing costs                      $        297    $        366    $        153    $        108
Printing and Postage                                 $     14,010    $     18,777    $     16,260    $      8,198
Promotional Expenses                                 $      3,025    $      4,054    $      3,511    $      1,770
Travel                                               $      6,327    $      8,480    $      7,343    $      3,702
Office and other expenses                            $     42,362    $     56,779    $     49,167    $     24,788
                                                     ------------    ------------    ------------    ------------

TOTAL                                                $    120,792    $    163,131    $    158,635    $     72,202

                                                              IDEX ASSET ALLOCATION - MODERATE PORTFOLIO
                                                     ------------------------------------------------------------
                                                       CLASS A         CLASS B         CLASS C         CLASS M
                                                     ------------    ------------    ------------    ------------
Compensation to dealers                              $         --    $      4,636    $     54,015    $      2,834
Compensation to sales personnel                      $    105,450    $    231,062    $    194,467    $     81,328
Administrative processing costs                      $        265    $        495    $        233    $        133
Printing and Postage                                 $     26,973    $     59,102    $     49,742    $     20,802
Promotional Expenses                                 $      5,824    $     12,761    $     10,740    $      4,491
Travel                                               $     12,181    $     26,690    $     22,463    $      9,394
Office and other expenses                            $     81,560    $    178,714    $    150,410    $     62,903
                                                     ------------    ------------    ------------    ------------

TOTAL                                                $    232,253    $    513,460    $    482,070    $    181,885

                                                          IDEX ASSET ALLOCATION - MODERATE GROWTH PORTFOLIO
                                                     ------------------------------------------------------------
                                                       CLASS A         CLASS B         CLASS C         CLASS M
                                                     ------------    ------------    ------------    ------------
Compensation to dealers                              $         --    $      3,521    $     48,477    $      2,003
Compensation to sales personnel                      $    134,045    $    221,033    $    147,490    $     94,148
Administrative processing costs                      $        464    $        692    $        263    $        206
Printing and Postage                                 $     34,287    $     56,537    $     37,726    $     24,082
Promotional Expenses                                 $      7,403    $     12,207    $      8,145    $      5,199
Travel                                               $     15,484    $     25,532    $     17,037    $     10,875
Office and other expenses                            $    103,677    $    170,958    $    114,076    $     72,819
                                                     ------------    ------------    ------------    ------------

TOTAL                                                $    295,360    $    490,480    $    373,214    $    209,332

                                                                      IDEX FEDERATED TAX EXEMPT
                                                     ------------------------------------------------------------
                                                       CLASS A         CLASS B         CLASS C         CLASS M
                                                     ------------    ------------    ------------    ------------
Compensation to dealers                              $     56,365    $     10,213    $     28,890    $     12,065
Compensation to sales personnel                      $     37,141    $     24,503    $     37,402    $      5,115
Administrative processing costs                      $        574    $        291    $        106    $         75
Printing and Postage                                 $      9,500    $      6,268    $      9,567    $      1,308
Promotional Expenses                                 $      2,051    $      1,353    $      2,066    $        282
Travel                                               $      4,290    $      2,830    $      4,320    $        591
Office and other expenses                            $     28,727    $     18,952    $     28,928    $      3,956
                                                     ------------    ------------    ------------    ------------

TOTAL                                                $    138,648    $     64,410    $    111,279    $     23,392

                                                                 IDEX GREAT COMPANIES -- AMERICA(SM)
                                                     ------------------------------------------------------------
                                                       CLASS A         CLASS B         CLASS C         CLASS M
                                                     ------------    ------------    ------------    ------------
Compensation to dealers                              $    120,357    $     49,702    $    164,177    $     39,268
Compensation to sales personnel                      $    198,167    $    233,608    $     95,021    $     41,611
Administrative processing costs                      $      3,851    $      5,000    $      1,105    $        631
Printing and Postage                                 $     50,688    $     59,754    $     24,305    $     10,643
Promotional Expenses                                 $     10,944    $     12,901    $      5,248    $      2,298
Travel                                               $     22,891    $     26,984    $     10,976    $      4,807
Office and other expenses                            $    153,272    $    180,683    $     73,494    $     32,184
                                                     ------------    ------------    ------------    ------------

TOTAL                                                $    560,170    $    568,632    $    374,326    $    131,442

                                                                 IDEX GREAT COMPANIES -- GLOBAL(2)
                                                     ------------------------------------------------------------
                                                       CLASS A         CLASS B         CLASS C         CLASS M
                                                     ------------    ------------    ------------    ------------
Compensation to dealers                              $     16,927    $      4,754    $      9,170    $      9,609
Compensation to sales personnel                      $     19,845    $     11,097    $      3,991    $      1,832
Administrative processing costs                      $        700    $        626    $        110    $         62
Printing and Postage                                 $      5,076    $      2,839    $      1,021    $        469
Promotional Expenses                                 $      1,096    $        613    $        220    $        101
Travel                                               $      2,292    $      1,282    $        461    $        212
Office and other expenses                            $     15,349    $      8,583    $      3,087    $      1,417
                                                     ------------    ------------    ------------    ------------

TOTAL                                                $     61,285    $     29,794    $     18,060    $     13,702

                                                                 IDEX GREAT COMPANIES -- TECHNOLOGY(SM)
                                                     ------------------------------------------------------------
                                                       CLASS A         CLASS B         CLASS C         CLASS M
                                                     ------------    ------------    ------------    ------------
Compensation to dealers                              $     19,744    $      8,935    $     17,435    $      8,102
Compensation to sales personnel                      $     28,078    $     12,174    $      5,440    $      4,104
Administrative processing costs                      $      1,488    $      1,464    $        340    $        203
Printing and Postage                                 $      7,182    $      3,114    $      1,392    $      1,050
Promotional Expenses                                 $      1,551    $        672    $        300    $        227
Travel                                               $      3,243    $      1,406    $        628    $        474
Office and other expenses                            $     21,717    $      9,416    $      4,208    $      3,174
                                                     ------------    ------------    ------------    ------------

TOTAL                                                $     83,003    $     37,181    $     29,743    $     17,334

                                                                    IDEX ISABELLE SMALL CAP VALUE
                                                     ------------------------------------------------------------
                                                       CLASS A         CLASS B         CLASS C         CLASS M
                                                     ------------    ------------    ------------    ------------
Compensation to dealers                              $     51,290    $     22,780    $     51,365    $     76,616
Compensation to sales personnel                      $    136,304    $    103,770    $     87,860    $     23,548
Administrative processing costs                      $      1,844    $      2,455    $        799    $        348
Printing and Postage                                 $     34,865    $     26,543    $     22,473    $      6,023
Promotional Expenses                                 $      7,528    $      5,731    $      4,852    $      1,300
Travel                                               $     15,745    $     11,987    $     10,149    $      2,720
Office and other expenses                            $    105,424    $     80,261    $     67,955    $     18,213
                                                     ------------    ------------    ------------    ------------

TOTAL                                                $    353,000    $    253,527    $    245,453    $    128,768

                                                                         IDEX JANUS BALANCED
                                                     ------------------------------------------------------------
                                                       CLASS A         CLASS B         CLASS C         CLASS M
                                                     ------------    ------------    ------------    ------------
Compensation to dealers                              $    281,012    $    482,613    $    447,700    $    441,360
Compensation to sales personnel                      $    111,425    $    269,141    $     78,662    $     46,489
Administrative processing costs                      $      8,896    $     15,021    $      2,778    $      2,726
Printing and Postage                                 $     28,501    $     68,842    $     20,121    $     11,891
Promotional Expenses                                 $      6,154    $     14,864    $      4,344    $      2,567
Travel                                               $     12,871    $     31,089    $      9,086    $      5,370
Office and other expenses                            $     86,182    $    208,166    $     60,841    $     35,956
                                                     ------------    ------------    ------------    ------------

TOTAL                                                $    535,041    $  1,089,736    $    623,532    $    546,359

                                                                     IDEX JANUS FLEXIBLE INCOME
                                                     ------------------------------------------------------------
                                                       CLASS A         CLASS B         CLASS C         CLASS M
                                                     ------------    ------------    ------------    ------------
Compensation to dealers                              $     85,101    $     64,159    $    117,142    $     90,678
Compensation to sales personnel                      $    116,474    $    136,781    $     64,677    $     24,084
Administrative processing costs                      $      1,708    $      2,464    $        633    $        534
Printing and Postage                                 $     29,792    $     34,987    $     16,543    $      6,160
Promotional Expenses                                 $      6,432    $      7,554    $      3,572    $      1,330
Travel                                               $     13,454    $     15,800    $      7,471    $      2,782
Office and other expenses                            $     90,087    $    105,793    $     50,024    $     18,627
                                                     ------------    ------------    ------------    ------------

TOTAL                                                $    343,048    $    367,538    $    260,062    $    144,195

                                                                        IDEX JANUS GLOBAL
                                                     ------------------------------------------------------------
                                                       CLASS A         CLASS B         CLASS C         CLASS M
                                                     ------------    ------------    ------------    ------------
Compensation to dealers                              $    781,876    $    691,456    $    424,839    $  1,035,702
Compensation to sales personnel                      $     86,902    $     48,347    $     11,511    $     15,708
Administrative processing costs                      $     26,467    $     29,085    $      4,983    $      9,945
Printing and Postage                                 $     22,228    $     12,367    $      2,944    $      4,018
Promotional Expenses                                 $      4,799    $      2,670    $        636    $        868
Travel                                               $     10,038    $      5,585    $      1,330    $      1,814
Office and other expenses                            $     67,214    $     37,394    $      8,903    $     12,149
                                                     ------------    ------------    ------------    ------------

TOTAL                                                $    999,524    $    826,904    $    455,146    $  1,080,204

                                                                         IDEX JANUS GROWTH*
                                                     ------------------------------------------------------------
                                                       CLASS A         CLASS B         CLASS C         CLASS M
                                                     ------------    ------------    ------------    ------------
Compensation to dealers                              $  1,689,810    $    715,054    $    478,282    $    759,706
Compensation to sales personnel                      $    329,414    $    191,198    $     45,975    $     42,327
Administrative processing costs                      $     62,284    $     48,402    $      6,869    $     11,636
Printing and Postage                                 $     84,259    $     48,906    $     11,760    $     10,827
Promotional Expenses                                 $     18,192    $     10,559    $      2,539    $      2,338
Travel                                               $     38,051    $     22,086    $      5,311    $      4,889
Office and other expenses                            $    254,784    $    147,882    $     35,559    $     32,737
                                                     ------------    ------------    ------------    ------------

TOTAL                                                $  2,476,794    $  1,184,087    $    586,295    $    864,460

                                                                      IDEX JANUS GROWTH & INCOME
                                                     ------------------------------------------------------------
                                                       CLASS A         CLASS B         CLASS C         CLASS M
                                                     ------------    ------------    ------------    ------------
Compensation to dealers                              $     19,420    $     15,684    $     21,775    $     25,499
Compensation to sales personnel                      $     22,205    $     51,692    $     20,145    $      3,508
Administrative processing costs                      $        900    $      1,733    $        394    $        135
Printing and Postage                                 $      5,680    $     13,222    $      5,153    $        897
Promotional Expenses                                 $      1,226    $      2,855    $      1,113    $        194
Travel                                               $      2,565    $      5,971    $      2,327    $        405
Office and other expenses                            $     17,174    $     39,981    $     15,581    $      2,713
                                                     ------------    ------------    ------------    ------------

TOTAL                                                $     69,170    $    131,138    $     66,488    $     33,351

                                                                  IDEX JENNISON EQUITY OPPORTUNITY
                                                     ------------------------------------------------------------
                                                       CLASS A         CLASS B         CLASS C         CLASS M
                                                     ------------    ------------    ------------    ------------
Compensation to dealers                              $     55,496    $     40,827    $     96,320    $     37,151
Compensation to sales personnel                      $     75,488    $    120,538    $     51,917    $     36,248
Administrative processing costs                      $      2,444    $      4,062    $        815    $        660
Printing and Postage                                 $     19,309    $     30,832    $     13,280    $      9,272
Promotional Expenses                                 $      4,169    $      6,657    $      2,867    $      2,002
Travel                                               $      8,720    $     13,924    $      5,997    $      4,187
Office and other expenses                            $     58,386    $     93,230    $     40,155    $     28,036
                                                     ------------    ------------    ------------    ------------

TOTAL                                                $    224,012    $    310,070    $    211,351    $    117,556

                                                                  IDEX LKCM STRATEGIC TOTAL RETURN
                                                     ------------------------------------------------------------
                                                       CLASS A         CLASS B         CLASS C         CLASS M
                                                     ------------    ------------    ------------    ------------
Compensation to dealers                              $     85,340    $     38,934    $     28,438    $     35,862
Compensation to sales personnel                      $     25,367    $     17,922    $      8,572    $      3,136
Administrative processing costs                      $      3,281    $      2,176    $        359    $        460
Printing and Postage                                 $      6,489    $      4,584    $      2,192    $        802
Promotional Expenses                                 $      1,401    $        990    $        473    $        173
Travel                                               $      2,930    $      2,070    $        990    $        362
Office and other expenses                            $     19,620    $     13,862    $      6,630    $      2,426
                                                     ------------    ------------    ------------    ------------

TOTAL                                                $    144,428    $     80,538    $     47,654    $     43,221

                                                                     IDEX MARSICO GROWTH((*)(*))
                                                     ------------------------------------------------------------
                                                       CLASS A         CLASS B         CLASS C         CLASS M
                                                     ------------    ------------    ------------    ------------
Compensation to dealers                              $     19,462    $     21,044    $     40,206    $     17,212
Compensation to sales personnel                      $     18,320    $     50,001    $      9,002    $     15,897
Administrative processing costs                      $      1,099    $      1,723    $        313    $        301
Printing and Postage                                 $      4,686    $     12,790    $      2,302    $      4,066
Promotional Expenses                                 $      1,012    $      2,761    $        497    $        878
Travel                                               $      2,116    $      5,776    $      1,040    $      1,836
Office and other expenses                            $     14,170    $     38,673    $      6,962    $     12,296
                                                     ------------    ------------    ------------    ------------

TOTAL                                                $     60,865    $    132,768    $     60,322    $     52,486

                                                                      IDEX PBHG MID CAP GROWTH
                                                     ------------------------------------------------------------
                                                       CLASS A         CLASS B         CLASS C         CLASS M
                                                     ------------    ------------    ------------    ------------
Compensation to dealers                              $     74,748    $     87,074    $    109,686    $     51,043
Compensation to sales personnel                      $     62,601    $     60,110    $     22,595    $      5,996
Administrative processing costs                      $     10,518    $     13,876    $      2,755    $      1,698
Printing and Postage                                 $     16,013    $     15,375    $      5,779    $      1,534
Promotional Expenses                                 $      3,457    $      3,320    $      1,248    $        331
Travel                                               $      7,231    $      6,943    $      2,610    $        693
Office and other expenses                            $     48,419    $     46,492    $     17,476    $      4,638
                                                     ------------    ------------    ------------    ------------

TOTAL                                                $    222,987    $    233,190    $    162,149    $     65,933

                                                                       IDEX PIMCO TOTAL RETURN
                                                     ------------------------------------------------------------
                                                       CLASS A         CLASS B         CLASS C         CLASS M
                                                     ------------    ------------    ------------    ------------
Compensation to dealers                              $     44,200    $      7,406    $     38,073    $      5,098
Compensation to sales personnel                      $     48,166    $     95,746    $     65,974    $     16,080
Administrative processing costs                      $        168    $        437    $        135    $         51
Printing and Postage                                 $     12,320    $     24,490    $     16,875    $      4,113
Promotional Expenses                                 $      2,660    $      5,288    $      3,643    $        888
Travel                                               $      5,564    $     11,060    $      7,621    $      1,857
Office and other expenses                            $     37,254    $     74,054    $     51,027    $     12,437
                                                     ------------    ------------    ------------    ------------

TOTAL                                                $    150,332    $    218,481    $    183,348    $     40,524

                                                                      IDEX SALOMON ALL CAP
                                                     ------------------------------------------------------------
                                                       CLASS A         CLASS B         CLASS C         CLASS M
                                                     ------------    ------------    ------------    ------------
Compensation to dealers                              $    166,975    $    234,201    $    503,286    $    285,803
Compensation to sales personnel                      $    193,709    $    415,037    $    156,399    $     90,701
Administrative processing costs                      $      8,660    $     16,607    $      3,781    $      2,962
Printing and Postage                                 $     49,548    $    106,161    $     40,005    $     23,200
Promotional Expenses                                 $     10,698    $     22,921    $      8,637    $      5,009
Travel                                               $     22,376    $     47,942    $     18,066    $     10,477
Office and other expenses                            $    149,823    $    321,010    $    120,967    $     70,152
                                                     ------------    ------------    ------------    ------------

TOTAL                                                $    601,789    $  1,163,879    $    851,141    $    488,305

                                                                    IDEX SALOMON INVESTORS VALUE
                                                     ------------------------------------------------------------
                                                       CLASS A         CLASS B         CLASS C         CLASS M
                                                     ------------    ------------    ------------    ------------
Compensation to dealers                              $     46,617    $     37,482    $     26,412    $     21,576
Compensation to sales personnel                      $     24,379    $     31,909    $     18,137    $      3,548
Administrative processing costs                      $      1,647    $      2,264    $        315    $        336
Printing and Postage                                 $      6,236    $      8,162    $      4,639    $        907
Promotional Expenses                                 $      1,346    $      1,762    $      1,002    $        196
Travel                                               $      2,816    $      3,686    $      2,095    $        410
Office and other expenses                            $     18,856    $     24,680    $     14,028    $      2,744
                                                     ------------    ------------    ------------    ------------

TOTAL                                                $    101,897    $    109,945    $     66,628    $     29,717

                                                                  IDEX T. ROWE HEALTH SCIENCES
                                                     ------------------------------------------------------------
                                                       CLASS A         CLASS B         CLASS C         CLASS M
                                                     ------------    ------------    ------------    ------------
Compensation to dealers                              $      9,096    $        120    $      1,931    $         50
Compensation to sales personnel                      $      3,910    $      5,477    $      2,688    $      1,341
Administrative processing costs                      $         59    $         72    $         15    $          8
Printing and Postage                                 $      1,000    $      1,401    $        688    $        343
Promotional Expenses                                 $        216    $        302    $        148    $         74
Travel                                               $        452    $        633    $        311    $        155
Office and other expenses                            $      3,024    $      4,236    $      2,079    $      1,037
                                                     ------------    ------------    ------------    ------------

TOTAL                                                $     17,757    $     12,241    $      7,860    $      3,008

                                                                    IDEX T. ROWE PRICE SMALL CAP
                                                     ------------------------------------------------------------
                                                       CLASS A         CLASS B         CLASS C         CLASS M
                                                     ------------    ------------    ------------    ------------
Compensation to dealers                              $     24,235    $     18,951    $     21,955    $     12,248
Compensation to sales personnel                      $     28,968    $     20,982    $      6,828    $      4,231
Administrative processing costs                      $      1,577    $      2,177    $        429    $        246
Printing and Postage                                 $      7,410    $      5,367    $      1,746    $      1,082
Promotional Expenses                                 $      1,600    $      1,159    $        377    $        234
Travel                                               $      3,346    $      2,424    $        789    $        489
Office and other expenses                            $     22,405    $     16,229    $      5,281    $      3,272
                                                     ------------    ------------    ------------    ------------

TOTAL                                                $     89,541    $     67,289    $     37,405    $     21,802

                                                               IDEX T. ROWE PRICE TAX-EFFICIENT GROWTH
                                                     ------------------------------------------------------------
                                                       CLASS A         CLASS B         CLASS C         CLASS M
                                                     ------------    ------------    ------------    ------------
Compensation to dealers                              $     24,472    $     27,093    $     34,064    $     16,716
Compensation to sales personnel                      $     14,970    $     22,945    $      8,641    $      3,463
Administrative processing costs                      $      1,021    $      1,701    $        361    $        237
Printing and Postage                                 $      3,829    $      5,869    $      2,210    $        886
Promotional Expenses                                 $        827    $      1,267    $        477    $        191
Travel                                               $      1,729    $      2,650    $        998    $        400
Office and other expenses                            $     11,578    $     17,747    $      6,683    $      2,679
                                                     ------------    ------------    ------------    ------------

TOTAL                                                $     58,426    $     79,272    $     53,434    $     24,572

                                                            IDEX TRANSAMERICA CONSERVATIVE HIGH-YIELD BOND
                                                     ------------------------------------------------------------
                                                       CLASS A         CLASS B         CLASS C         CLASS M
                                                     ------------    ------------    ------------    ------------
Compensation to dealers                              $    125,422    $     43,804    $     77,322    $     42,293
Compensation to sales personnel                      $     80,424    $     74,295    $     47,698    $     13,274
Administrative processing costs                      $      2,457    $      1,911    $        378    $        363
Printing and Postage                                 $     20,571    $     19,004    $     12,200    $      3,395
Promotional Expenses                                 $      4,442    $      4,103    $      2,634    $        733
Travel                                               $      9,290    $      8,582    $      5,510    $      1,533
Office and other expenses                            $     62,203    $     57,463    $     36,892    $     10,266
                                                     ------------    ------------    ------------    ------------

TOTAL                                                $    304,809    $    209,162    $    182,634    $     71,857

                                                               IDEX TRANSAMERICA CONVERTIBLE SECURITIES
                                                     ------------------------------------------------------------
                                                       CLASS A         CLASS B         CLASS C         CLASS M
                                                     ------------    ------------    ------------    ------------
Compensation to dealers                              $     18,345    $        341    $      3,287    $        133
Compensation to sales personnel                      $     11,922    $      6,496    $      5,794    $      1,483
Administrative processing costs                      $         31    $         29    $          9    $          4
Printing and Postage                                 $      3,049    $      1,662    $      1,482    $        379
Promotional Expenses                                 $        658    $        359    $        320    $         82
Travel                                               $      1,377    $        750    $        669    $        171
Office and other expenses                            $      9,221    $      5,024    $      4,482    $      1,147
                                                     ------------    ------------    ------------    ------------

TOTAL                                                $     44,603    $     14,661    $     16,043    $      3,399

                                                                      IDEX TRANSAMERICA EQUITY
                                                     ------------------------------------------------------------
                                                       CLASS A         CLASS B         CLASS C         CLASS M
                                                     ------------    ------------    ------------    ------------
Compensation to dealers                              $     12,523    $      5,906    $     14,480    $      7,414
Compensation to sales personnel                      $      9,708    $      4,501    $      1,749    $        526
Administrative processing costs                      $        415    $        526    $        150    $         56
Printing and Postage                                 $      2,483    $      1,151    $        447    $        134
Promotional Expenses                                 $        536    $        249    $         97    $         29
Travel                                               $      1,121    $        520    $        202    $         61
Office and other expenses                            $      7,509    $      3,481    $      1,353    $        407
                                                     ------------    ------------    ------------    ------------

TOTAL                                                $     34,295    $     16,334    $     18,478    $      8,627

                                                               IDEX TRANSAMERICA GROWTH OPPORTUNITIES
                                                     ------------------------------------------------------------
                                                       CLASS A         CLASS B         CLASS C         CLASS M
                                                     ------------    ------------    ------------    ------------
Compensation to dealers                              $    141,480    $    147,893    $    137,391    $    123,277
Compensation to sales personnel                      $     61,091    $     49,241    $     18,115    $      8,968
Administrative processing costs                      $     13,265    $     17,356    $      3,146    $      3,091
Printing and Postage                                 $     15,626    $     12,595    $      4,633    $      2,294
Promotional Expenses                                 $      3,374    $      2,719    $      1,000    $        495
Travel                                               $      7,057    $      5,688    $      2,092    $      1,036
Office and other expenses                            $     47,250    $     38,086    $     14,011    $      6,936
                                                     ------------    ------------    ------------    ------------

TOTAL                                                $    289,143    $    273,578    $    180,388    $    146,097

                                                                  IDEX TRANSAMERICA MONEY MARKET
                                                     ------------------------------------------------------------
                                                       CLASS A         CLASS B         CLASS C         CLASS M
                                                     ------------    ------------    ------------    ------------
Compensation to dealers                              $    122,980    $     41,701    $     78,701    $     20,006
Compensation to sales personnel                      $    322,346    $    188,767    $     96,241    $     26,606
Administrative processing costs                      $      4,123    $      1,624    $        610    $        200
Printing and Postage                                 $     82,451    $     48,284    $     24,617    $      6,806
Promotional Expenses                                 $     17,802    $     10,425    $      5,315    $      1,469
Travel                                               $     37,235    $     21,805    $     11,117    $      3,073
Office and other expenses                            $    249,317    $    146,002    $     74,437    $     20,579
                                                     ------------    ------------    ------------    ------------

TOTAL                                                $    836,254    $    458,608    $    291,038    $     78,739

                                                                  IDEX TRANSAMERICA VALUE BALANCED
                                                     ------------------------------------------------------------
                                                       CLASS A         CLASS B         CLASS C         CLASS M
                                                     ------------    ------------    ------------    ------------
Compensation to dealers                              $     31,816    $     27,839    $     44,979    $     27,416
Compensation to sales personnel                      $     18,181    $     16,724    $     19,043    $      2,287
Administrative processing costs                      $      1,542    $      1,891    $        367    $        349
Printing and Postage                                 $      4,651    $      4,278    $      4,871    $        585
Promotional Expenses                                 $      1,004    $        924    $      1,052    $        126
Travel                                               $      2,100    $      1,932    $      2,200    $        264
Office and other expenses                            $     14,062    $     12,935    $     14,729    $      1,769
                                                     ------------    ------------    ------------    ------------

TOTAL                                                $     73,356    $     66,523    $     87,241    $     32,796

--------------
* Class T shares of IDEX Janus Growth are not subject to annual distribution and service fees.

** Prior to November 1, 2002, Goldman Sachs Asset Management served as sub-adviser and the fund was named IDEX Goldman Sachs Growth.

                          NET ASSET VALUE DETERMINATION

Net asset value is determined separately for each class of shares of a fund on each day as of the close of the regular session of business on the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. Eastern Time, Monday through Friday, except on: (i) days on which changes in the value of portfolio securities will not materially affect the net asset value of a particular class of shares of the funds; (ii) days during which no shares of a fund are tendered for redemption and no orders to purchase shares of that fund are received; or
(iii) customary national holidays on which the Exchange is closed. The per share net asset value of each class of shares of a fund is determined by adding the fund's total assets, subtracting liabilities and dividing by the number of shares outstanding. The public offering price of a Class A, Class B, Class L, Class C, Class M or Class T share of a fund is the net asset value per share plus the applicable sales charge in the case of Class A, Class M or Class T shares. Investment securities are valued at the closing price for securities traded on a principal securities exchange (U.S. or foreign), or on the NASDAQ National Market. Investment securities traded on the over-the-counter market and listed securities for which no sales are reported for the trading period immediately preceding the time of determination are valued at the last bid price. Foreign currency denominated assets and liabilities are converted into U.S. dollars at the closing exchange rate each day. Other securities for which quotations are valued at fair values determined in such manner as a fund's sub-adviser, under the supervision of the Board of Trustees, decides in good faith.

               OFFERING PRICE PER SHARE CALCULATED AS FOLLOWS(1):

                                                      NET ASSET VALUE
                                                      PER SHARE (NET        ADD MAXIMUM
                                                       ASSETS/SHARES          SELLING        AMOUNT OF       OFFERING PRICE
                AS OF OCTOBER 31, 2002                 OUTSTANDING)          COMMISSION     SALES CHARGE       PER SHARE
                ----------------------                ---------------       -----------     ------------     --------------
IDEX Alger Aggressive Growth
Class A                                                $      15.27              5.50%      $       0.89      $      16.16
Class B                                                $      14.59              0.00%      $         --      $      14.59
Class C*                                               $      14.59              0.00%      $         --      $      14.59
Class M*                                               $      14.69              1.00%      $       0.15      $      14.84

IDEX American Century Income & Growth
Class A                                                $       7.55              5.50%      $       0.44      $       7.99
Class B                                                $       7.41              0.00%      $         --      $       7.41
Class C*                                               $       7.41              0.00%      $         --      $       7.41
Class M*                                               $       7.43              1.00%      $       0.08      $       7.51

IDEX American Century International
Class A                                                $       7.00              5.50%      $       0.41      $       7.41
Class B                                                $       6.76              0.00%      $         --      $       6.76
Class C*                                               $       6.76              0.00%      $         --      $       6.76
Class M*                                               $       6.80              1.00%      $       0.06      $       6.86

IDEX Asset Allocation - Conservative Portfolio
Class A                                                $       9.22              5.50%      $       0.54      $       9.76
Class B                                                $       9.18              0.00%      $         --      $       9.18
Class C*                                               $       9.18              0.00%      $         --      $       9.18
Class M*                                               $       9.18              1.00%      $       0.09      $       9.27

IDEX Asset Allocation - Growth Portfolio
Class A                                                $       7.95              5.50%      $       0.46      $       8.41
Class B                                                $       7.91              0.00%      $         --      $       7.91
Class C*                                               $       7.91              0.00%      $         --      $       7.91
Class M*                                               $       7.91              1.00%      $       0.08      $       7.99

IDEX Asset Allocation - Moderate Portfolio
Class A                                                $       8.76              5.50%      $       0.51      $       9.27
Class B                                                $       8.71              0.00%      $         --      $       8.71
Class C*                                               $       8.71              0.00%      $         --      $       8.71
Class M*                                               $       8.72              1.00%      $       0.09      $       8.81

IDEX Asset Allocation - Moderate Growth Portfolio
Class A                                                $       8.37              5.50%      $       0.49      $       8.86
Class B                                                $       8.33              0.00%      $         --      $       8.33
Class C*                                               $       8.33              0.00%      $         --      $       8.33
Class M*                                               $       8.34              1.00%      $       0.08      $       8.42

IDEX Federated Tax Exempt
Class A                                                $      11.51              4.75%      $       0.57      $      12.08
Class B                                                $      11.51              0.00%      $         --      $      11.51
Class C*                                               $      11.51              0.00%      $         --      $      11.51
Class M*                                               $      11.51              1.00%      $       0.12      $      11.63

IDEX Great Companies-America(SM)
Class A                                                $       7.65              5.50%      $       0.45      $       8.10
Class B                                                $       7.52              0.00%      $         --      $       7.52
Class C*                                               $       7.52              0.00%      $         --      $       7.52
Class M*                                               $       7.54              1.00%      $       0.08      $       7.62

IDEX Great Companies-Global(2)
Class A                                                $       5.86              5.50%      $       0.34      $       6.20
Class B                                                $       5.76              0.00%      $         --      $       5.76
Class C*                                               $       5.76              0.00%      $         --      $       5.76
Class M*                                               $       5.78              1.00%      $       0.06      $       5.84

IDEX Great Companies-Technology(SM)
Class A                                                $       2.56              5.50%      $       0.15      $       2.71
Class B                                                $       2.50              0.00%      $         --      $       2.50
Class C*                                               $       2.50              0.00%      $         --      $       2.50
Class M*                                               $       2.51              1.00%      $       0.03      $       2.54

IDEX Isabelle Small Cap Value
Class A                                                $       9.09              5.50%      $       0.53      $       9.62
Class B                                                $       8.98              0.00%      $         --      $       8.98
Class C*                                               $       8.98              0.00%      $         --      $       8.98
Class M*                                               $       9.00              1.00%      $       0.09      $       9.09

IDEX Janus Balanced
Class A                                                $      16.23              5.50%      $       0.94      $      17.17
Class B                                                $      16.22              0.00%      $         --      $      16.22
Class C*                                               $      16.22              0.00%      $         --      $      16.22
Class M*                                               $      16.22              1.00%      $       0.16      $      16.38

IDEX Janus Flexible Income
Class A                                                $       9.94              4.75%      $       0.50      $      10.44
Class B                                                $       9.94              0.00%      $         --      $       9.94
Class C*                                               $       9.94              0.00%      $         --      $       9.94
Class M*                                               $       9.94              1.00%      $       0.10      $      10.04

IDEX Janus Global
Class A                                                $      19.06              5.50%      $       1.11      $      20.17
Class B                                                $      18.14              0.00%      $         --      $      18.14
Class C*                                               $      18.14              0.00%      $         --      $      18.14
Class M*                                               $      18.18              1.00%      $       0.18      $      18.36

IDEX Janus Growth
Class A                                                $      15.87              5.50%      $       0.92      $      16.79
Class B                                                $      14.93              0.00%      $         --      $      14.93
Class C*                                               $      14.93              0.00%      $         --      $      14.93
Class M*                                               $      15.08              1.00%      $       0.15      $      15.23
Class T                                                $      16.40              8.50%      $       1.52      $      17.92

IDEX Janus Growth & Income
Class A                                                $       7.26              5.50%      $       0.42      $       7.68
Class B                                                $       7.16              0.00%      $         --      $       7.16
Class C*                                               $       7.16              0.00%      $         --      $       7.16
Class M*                                               $       7.17              1.00%      $       0.07      $       7.24

IDEX Jennison Equity Opportunity
Class A                                                $       6.88              5.50%      $       0.40      $       7.28
Class B                                                $       6.60              0.00%      $         --      $       6.60
Class C*                                               $       6.60              0.00%      $         --      $       6.60
Class M*                                               $       6.65              1.00%      $       0.07      $       6.72

IDEX LKCM Strategic Total Return
Class A                                                $      14.34              5.50%      $       0.83      $      15.17
Class B                                                $      14.33              0.00%      $         --      $      14.33
Class C*                                               $      14.33              0.00%      $         --      $      14.33
Class M*                                               $      14.33              1.00%      $       0.14      $      14.47

IDEX Marsico Growth(2)
Class A                                                $       7.56              5.50%      $       0.44      $       8.00
Class B                                                $       7.36              0.00%      $         --      $       7.36
Class C*                                               $       7.36              0.00%      $         --      $       7.36
Class M*                                               $       7.39              1.00%      $       0.07      $       7.46

IDEX PBHG Mid Cap Growth
Class A                                                $       7.38              5.50%      $       0.43      $       7.81
Class B                                                $       7.17              0.00%      $         --      $       7.17
Class C*                                               $       7.17              0.00%      $         --      $       7.17
Class M*                                               $       7.20              1.00%      $       0.07      $       7.27

IDEX PIMCO Total Return
Class A                                                $      10.32              4.75%      $       0.51      $      10.83
Class B                                                $      10.32              0.00%      $         --      $      10.32
Class C*                                               $      10.32              0.00%      $         --      $      10.32
Class M*                                               $      10.32              1.00%      $       0.10      $      10.42

IDEX Salomon All Cap
Class A                                                $      10.34              5.50%      $       0.60      $      10.94
Class B                                                $      10.08              0.00%      $         --      $      10.08
Class C*                                               $      10.08              0.00%      $         --      $      10.08
Class M*                                               $      10.12              1.00%      $       0.10      $      10.22

IDEX Salomon Investors Value
Class A                                                $      10.21              5.50%      $       0.59      $      10.80
Class B                                                $       9.84              0.00%      $         --      $       9.84
Class C*                                               $       9.84              0.00%      $         --      $       9.84
Class M*                                               $       9.90              1.00%      $       0.10      $      10.00

IDEX T. Rowe Price Health Sciences
Class A                                                $       8.28              5.50%      $       0.48      $       8.76
Class B                                                $       8.24              0.00%      $         --      $       8.24
Class C*                                               $       8.24              0.00%      $         --      $       8.24
Class M*                                               $       8.24              1.00%      $       0.08      $       8.32

IDEX T. Rowe Price Small Cap
Class A                                                $       7.83              5.50%      $       0.46      $       8.29
Class B                                                $       7.63              0.00%      $         --      $       7.63
Class C*                                               $       7.63              0.00%      $         --      $       7.63
Class M*                                               $       7.66              1.00%      $       0.08      $       7.74

IDEX T. Rowe Price Tax-Efficient
Class A                                                $       8.09              5.50%      $       0.47      $       8.56
Class B                                                $       7.99              0.00%      $         --      $       7.99
Class C*                                               $       7.99              0.00%      $         --      $       7.99
Class M*                                               $       8.00              1.00%      $       0.08      $       8.08

IDEX Transamerica Conservative High Yield Bond
Class A                                                $       7.93              4.75%      $       0.40      $       8.33
Class B                                                $       7.93              0.00%      $         --      $       7.93
Class C*                                               $       7.92              0.00%      $         --      $       7.92
Class M*                                               $       7.93              1.00%      $       0.08      $       8.01

IDEX Transamerica Convertible Securities
Class A                                                $       9.39              4.75%      $       0.47      $       9.86
Class B                                                $       9.38              0.00%      $         --      $       9.38
Class C*                                               $       9.38              0.00%      $         --      $       9.38
Class M*                                               $       9.38              1.00%      $       0.09      $       9.47

IDEX Transamerica Equity
Class A                                                $       5.52              5.50%      $       0.32      $       5.84
Class B                                                $       5.40              0.00%      $         --      $       5.40
Class C*                                               $       5.40              0.00%      $         --      $       5.40
Class M*                                               $       5.42              1.00%      $       0.05      $       5.47

IDEX Transamerica Growth Opportunities
Class A                                                $       4.81              5.50%      $       0.28      $       5.09
Class B                                                $       4.70              0.00%      $         --      $       4.70
Class C*                                               $       4.70              0.00%      $         --      $       4.70
Class M*                                               $       4.72              1.00%      $       0.05      $       4.77

IDEX Transamerica Money Market
Class A                                                $       1.00              0.00%      $         --      $       1.00
Class B                                                $       1.00              0.00%      $         --      $       1.00
Class C*                                               $       1.00              0.00%      $         --      $       1.00
Class M*                                               $       1.00              1.00%      $       0.01      $       1.01

IDEX Transamerica Value Balanced
Class A                                                $       9.69              5.50%      $       0.56      $      10.25
Class B                                                $       9.69              0.00%      $         --      $       9.69
Class C*                                               $       9.69              0.00%      $         --      $       9.69
Class M*                                               $       9.69              1.00%      $       0.10      $       9.79

-----------------
* Effective November 11, 2002, this Class was not available to new investors.

(1) Information is not included for IDEX Clarion Real Estate Securities and IDEX PIMCO Real Return TIPS as they commenced operations on March 1, 2003.

(2) Prior to November 1, 2002, Goldman Sachs Asset Management served as sub-adviser and the fund was named IDEX Goldman Sachs Growth.

                        DIVIDENDS AND OTHER DISTRIBUTIONS

An investor may choose among several options with respect to dividends and capital gains distributions payable to the investor. Dividends or other distributions will be paid in full and fractional shares at the net asset value determined as of the ex-dividend date unless the shareholder has elected another distribution option as described in the prospectus. Transaction confirmations and checks for payments designated to be made in cash generally will be mailed on the payable date. The per share income dividends on Class B and Class L shares (also Class C and Class M shares) of a fund are anticipated to be lower than the per share income dividends on Class A shares of that fund (and Class T shares of IDEX Janus Growth), as a result of higher distribution and service fees applicable to the Class B, Class L, Class C and Class M shares.

                              SHAREHOLDER ACCOUNTS

Detailed information about general procedures for Shareholder Accounts and specific types of accounts is set forth in the prospectus.

                                RETIREMENT PLANS

IDEX offers several types of retirement plans that an investor may establish to invest in shares of a fund with tax deductible dollars. Prototype retirement plans for both corporations and self-employed individuals, and for Individual Retirement Accounts, Code Section 401(k) Plans and Simplified Employee Pension Plans are available by calling or writing IDEX Customer Service. These plans require the completion of separate applications, which are also available from IDEX Customer Service. State Street Bank & Trust, Kansas City, Missouri ("State Street"), acts as the custodian or trustee under these plans for which it charges an annual fee of up to $15.00 on each such account with a maximum of $30.00 per tax identification number. However, if your retirement plan is under custody of State Street and your combined retirement account balances per taxpayer identification number are more than $50,000, there is generally no fee. Shares of a fund are also available for investment by Code Section 403(b)(7) retirement plans for employees of charities, schools, and other qualifying employers. IDEX Federated Tax Exempt is not well-suited as an investment vehicle for tax-deferred retirement plans which cannot benefit from tax-exempt income and whose distributed earnings are taxable to individual recipients as ordinary income. To receive additional information or forms on these plans, please call IDEX Customer Service at 1-888-233-4339 (toll free) or write to AEGON/Transamerica Investor Services, Inc. at P.O. Box 9015, Clearwater, Florida 33758-9015. No contribution to a retirement plan can be made until the appropriate forms to establish the plan have been completed. It is advisable for an investor considering the funding of any retirement plan to consult with an attorney, retirement plan consultant or financial or tax advisor with respect to the requirements of such plans and the tax aspects thereof.

                              REDEMPTION OF SHARES

Shareholders may redeem their shares at any time at a price equal to the net asset value per share next determined following receipt of a valid redemption order by the transfer agent, in proper form. Payment will ordinarily be made within three days of the receipt of a valid redemption order. The value of shares on redemption may be more or less than the shareholder's cost, depending upon the market value of the fund's net assets at the time of redemption. Class B share, Class L share and Class M share and certain Class A and Class T share purchases are also subject to a contingent deferred sales charge upon certain redemptions. The prospectus describes the requirements and procedures for the redemption of shares.

Shares will normally be redeemed for cash, although each fund retains the right to redeem its shares in kind under unusual circumstances in order to protect the interests of the remaining shareholders by the delivery of securities selected from its assets at its discretion. The fund has, however, elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which a fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Net Asset Value Determination," and such valuation will be made as of the same time the redemption price is determined. Upon any distributions in kind, shareholders may appeal the valuation of such securities by writing to IDEX.

Redemption of shares may be suspended, or the date of payment may be postponed, whenever: (1) trading on the Exchange is restricted, as determined by the SEC, or the Exchange is closed except for holidays and weekends; (2) the SEC permits such suspension and so orders; or (3) an emergency exists as determined by the SEC so that disposal of securities and determination of net asset value is not reasonably practicable.

The Contingent Deferred Sales Charge (CDSC) is waived on redemptions of Class B, Class L and Class M shares (and Class A, C and T, when applicable) in the circumstances described below:

(a) Redemption upon Total Disability or Death

A fund will waive the CDSC on redemptions following the death or total disability (as evidenced by a determination of the Federal Social Security Administration) of a shareholder, but in the case of total disability only as to shares owned at the time of the initial determination of disability. The transfer agent or distributor will require satisfactory proof of death or disability before it determines to waive the CDSC.

(b) Redemption Pursuant to a Fund's Systematic Withdrawal Plan

A shareholder may elect to participate in a systematic withdrawal plan ("SWP") with respect to the shareholder's investment in a fund. Under the SWP, a dollar amount of a participating shareholder's investment in the fund will be redeemed systematically by the fund on a periodic basis, and the proceeds paid in accordance with the shareholder's instructions. The amount to be redeemed and frequency of the systematic withdrawals will be specified by the shareholder upon his or her election to participate in the SWP. The CDSC will be waived on redemptions made under the SWP subject to the limitations described below.

The amount of a shareholder's investment in a fund at the time election to participate in the SWP is made with respect to the fund is hereinafter referred to as the "Initial Account Balance." The amount to be systematically withdrawn from a fund without the imposition of a CDSC may not exceed a maximum of 12% annually of the shareholder's Initial Account Balance. The funds reserve the right to change the terms and conditions of the SWP and the ability to offer the SWP.

Please Note: The amount redeemed under this waiver does not need to be under a systematic withdrawal plan. If it is not under a systematic withdrawal plan, it is limited to one redemption per calendar year up to 12% of your account balance at the time of redemption.

(c) Reinvestment Privilege

The CDSC is also waived on redemption of shares as it relates to the reinvestment of redemption proceeds in the same class of shares of another fund within 90 days after redemption.

(d) Certain Retirement Plan Withdrawals

For accounts opened prior to April 1, 2000, on withdrawals from IRS qualified and nonqualified retirement plans, individual retirement accounts, tax-sheltered accounts, and deferred compensation plans, where such withdrawals are permitted under the terms of the plan or account. (This waiver does not include transfer of asset redemptions, broker directed accounts or omnibus accounts.)

                                      TAXES

Each fund has qualified, and expects to continue to qualify, for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for that treatment, a fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income ("Distribution Requirement") and must meet several additional requirements. With respect to each fund, these requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of a fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities that, with respect to any one issuer, do not exceed 5% of the value of the fund's total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (3) at the close of each quarter of a fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. If each fund qualifies as a regulated investment company and distributes to its shareholders substantially all of its net income and net capital gains, then each fund should have little or no income taxable to it under the Code. Shareholders of a regulated investment company generally are required to include these distributions as ordinary income, to the extent the distributions are attributable as the RICs investment income, net short-term capital gain, and certain net realized foreign exchange gains, or as capital gains, to the extent of the RICs net capital gain (i.e., net long-term capital gains over net short-term capital losses). (See, however, the discussion of IDEX Federated Tax Exempt, below.) If a fund fails to qualify as a regulated investment company, the fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to its shareholders will constitute ordinary dividend income to the extent of the fund's available earnings and profits.

A fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gains net income for the one-year period ending on October 31 of that year, plus certain other amounts. Each fund intends to distribute annually a sufficient amount of any taxable income and capital gains so as to avoid liability for this excise tax.

In order for IDEX Federated Tax Exempt to pay exempt-interest dividends for any taxable year, at the close of each taxable quarter, at least 50% of the aggregate value of the fund's portfolio must consist of exempt-interest obligations. If IDEX Federated Tax Exempt invests in any instruments that generate taxable income, distributions of the interest earned thereon will be taxable to that fund's shareholders as ordinary income to the extent of its earnings and profits. Moreover, if that fund realizes capital gains as a result of market transactions, any distributions of those gains will be taxable to its shareholders as capital gains.

Proposals may be introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities. If such a proposal were enacted, the availability of municipal securities for investment by IDEX Federated Tax Exempt and the value of its portfolio securities would be affected. In that event, IDEX Federated Tax Exempt will re-evaluate its investment objective and policies.

Dividends and interest received by a fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. However, tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes. In addition, many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors and most U.S. Tax conventions preclude the imposition of such taxes.

If more than 50% of the value of IDEX Janus Global's total assets at the close of its taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election with the IRS that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S. possession income taxes paid by it. Pursuant to the election, a fund will treat those taxes as dividends paid to its shareholders and each shareholder will be required to: (1) include in gross income, and treat as paid by him, his proportionate share of those taxes; (2) treat his share of those taxes and of any dividend paid by the fund that represents income from foreign or U.S. possession sources as his own income from those sources; and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the limitation applicable to the foreign tax credit against his federal income tax. IDEX Janus Global will report to its shareholders shortly after each taxable year their respective shares of the income from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes this election.

Each fund, except IDEX Federated Tax Exempt, may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive; or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of that stock (collectively, "PFIC income"), plus interest thereon, even if the fund distributes the PFIC income as a taxable dividend to its shareholders. If such a tax is imposed on a fund, the balance of the PFIC income will be included in the fund's investment company taxable income and, accordingly, will not be taxable to the fund to the extent that the income is distributed to its shareholders. If a fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund," then in lieu of the foregoing tax and interest obligation, the fund will be required to include in income each year its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain (the excess of net long-term capital gains over net short-term capital losses). This income inclusion is required even if the PFIC does not distribute such income and gains to the fund, and the amounts so included would be subject to the Distribution Requirement described above. In many instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.


In addition, another election may be available that would involve marking to market a fund's PFIC stock at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized as of such date although any such gains will be ordinary income rather than capital gain. If this election were made, tax at the fund level under the excess distribution rules would be eliminated, but a fund could incur nondeductible interest charges. A fund's intention to qualify annually as a regulated investment company may limit a fund's ability to make an election with respect to PFIC stock.

The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by a fund. In order to comply with the diversification and other requirements applicable to RICs, a fund may not be able to buy or sell certain securities at certain times, so the investments utilized (and the time at which such investments are purchased and sold) may be different from what the fund might otherwise believe to be desirable. Income from foreign currencies (except certain gains therefrom that could be excluded by future regulations), and income from transactions in options, futures and forward contracts derived by a fund with respect to its business of investing in securities or foreign currencies, generally will qualify as permissible income under the Income Requirement.

The treatment of income dividends and capital gains distributions by a fund to shareholders under the various state income tax laws may not parallel that under the federal law. Qualification as a regulated investment company does not involve supervision of a fund's management or of its investment policies and practices by any governmental authority.

Shareholders are urged to consult their own tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

                             PRINCIPAL SHAREHOLDERS

As of December 31, 2002, the Trustees and officers as a group owned less than 1% of any class of each fund's outstanding Shares. To the knowledge of the management, as of that date, no shareholders owned beneficially or 5% or more of the outstanding shares of a class of a fund, except as follows:

NAME/ADDRESS                                                    FUND                                  CLASS     % OF SHARES OF
                                                                                                                BENEFICIAL INTEREST
A. L. Miller, MD                                                IDEX Transamerica Growth              L          5.71%
Vienna, VA                                                      Opportunities

AEGON/Transamerica Fund Advisers                                IDEX T. Rowe Price Health Sciences    B         12.14%
Seed Money Account
Clearwater, FL

AEGON/Transamerica Fund Advisers                                IDEX T. Rowe Price Health Sciences    C         28.14%
Seed Money Account
Clearwater, FL

AEGON/Transamerica Fund Advisers                                IDEX T. Rowe Price Health Sciences    M         58.10%
Seed Money Account
Clearwater, FL

AEGON/Transamerica Fund Advisers                                IDEX Transamerica Growth              L         83.33%
Seed Money Account                                              Opportunities
Clearwater, FL

AEGON/Transamerica Fund Advisers Seed Money Account             IDEX Transamerica Convertible         B          9.32%
Clearwater, FL                                                  Securities

AEGON/Transamerica Fund Advisers Seed Money Account             IDEX Transamerica Convertible         C         13.75%
Clearwater, FL                                                  Securities

AEGON/Transamerica Fund Advisers Seed Money Account             IDEX Transamerica Convertible         M         30.95%
Clearwater, FL                                                  Securities

AEGON/Transamerica Fund Advisers Seed Money Account             IDEX PIMCO Total Return               M          6.02%
Clearwater, FL

AEGON/Transamerica Fund Advisers Seed Money Account             IDEX Alger Aggressive Growth          L         5.73%

Clearwater, FL

AEGON/Transamerica Fund Advisers Seed Money Account                IDEX R. Rowe Price Small Cap          L         7.96%
Clearwater, FL

AEGON/Transamerica Fund Advisers Seed Money Account                IDEX T. Rowe Price Tax-Efficient      L        83.34%
Clearwater, FL                                                     Growth

Agnes L. Waninger                                                  IDEX Transamerica Convertible         M         5.06%
Louisville, KY                                                     Securities

Alan R. Hochstetler Living Trust                                   IDEX American Century International   M         7.17%
Williamsburg, VA

Albertine S. Richard & Walter Sullivan                             IDEX Transamerica Convertible         M         9.32%
Haines City, FL                                                    Securities

Alvin D. Brick & Lillian Brick                                     IDEX Janus Flexible Income            L         9.29%
St. Cloud, MN

AMAS Bank/SchwanenEffekten Omnibus Account                         IDEX Janus Global                     A         8.06%
Switzerland

AMAS Bank/Schwanen Effekten Omnibus Account                        IDEX Alger Aggressive Growth          A         7.94%
Switzerland

ATIS, Inc.                                                         IDEX T. Rowe Price Tax-Efficient      L         8.33%
Clearwater, FL                                                     Growth

Barbara A. Prindiville                                             IDEX T. Rowe Price Health Sciences    C         9.79%
Madison, WI

Bear Stearns Securities Corp.                                      IDEX American Century International   L        98.06%
Brooklyn, NY

Bear Stearns Securities Corp.                                      IDEX Salomon All Cap                  L        66.25%
Brooklyn, NY

Benedict F. Pustejovsky, Jr. IRA                                   IDEX T. Rowe Price Health Sciences    C         5.69%
Huntsville, TX

Beverly M. Baker IRA                                               IDEX Isabelle Small Cap Value         L         6.68%
Skokie, IL

Bonnie Cutler IRA                                                  IDEX Janus Growth                     L        45.83%
Long Valley, NJ

Brian S. Handa IRA                                                 IDEX Alger Aggressive Growth          L        85.30%
Saratoga, CA

Brian S. Handa IRA                                                 IDEX T. Rowe Price Small Cap          L        70.27%
Saratoga, CA

Brittany Anne Fells                                                IDEX Isabelle Small Cap Value         L         7.45%
Clarks Summit, PA

Bykowski Equipment Company                                         IDEX Marsico Growth                   C         5.64%
Denver, CO

Campbell IRA                                                       IDEX Isabelle Small Cap Value         L          8.89%
St. Petersburg, FL

Charles J. Nash, Jr.                                               IDEX American Century International   M         10.69%
Key Biscayne, FL

Charles R. Sinatra IRA                                             IDEX Asset Allocation - Moderate      A          5.54%
Philadelphia, PA                                                   Portfolio

Charlotte A. Zeiders                                               IDEX Janus Growth & Income            L         10.76%
Woodbridge, VA

Charmaine G. Yap                                                   IDEX T. Rowe Price Health Sciences    L         68.26%
Bethlehem, NH

Christopher A. Mills                                               IDEX Transamerica Equity              M         16.57%
Washington, DC

Christopher Mills                                                  IDEX Janus Growth & Income            M         10.29%
Washington, DC

CIBC World Markets Corp.                                           IDEX Transamerica Money Market        L         28.91%
New York, NY

CONAGRA                                                            IDEX Janus Growth                     T         29.04%
Boston, MA

Cordes                                                             IDEX Marsico Growth                   C         24.38%
St. Petersburg, FL

Cordes                                                             IDEX PBHG Mid Cap Growth              C         12.47%
St. Petersburg, FL

Coreen M. Van Goethem IRA                                          IDEX Janus Growth & Income            L         14.14%
Denmark, WI

Country Fresh Defined Benefit Plan                                 IDEX Transamerica Value Balanced      A          5.45%
Grand Rapids, MI
Dain Rauscher                                                      IDEX Transamerica Equity              M         12.33%
Batavia, IL

Daniel T. Plesac Trust                                             IDEX Great Companies - Global(2)      M          8.94%
Chicago, IL

David R. Black & Kathleen K. Black                                 IDEX Great Companies - Global(2)      C          6.86%
Spring, TX

Dennis M. Friel IRA                                                IDEX LKCM Strategic Total Return      L         78.82%
West Kingston, RI

Donaldson Lufkin Jenrette                                          IDEX Federated Tax Exempt             M         18.45%
Jersey City, NJ

Donaldson Lufkin Jenrette                                          IDEX Transamerica Equity              M         13.71%
Jersey City, NJ

Donaldson Lufkin Jenrette                                          IDEX Transamerica Growth              M          5.45%
Jersey City, NJ                                                    Opportunities

Donaldson Lufkin Jenrette                                          IDEX Great Companies - Global(2)      M         30.58%
Jersey City, NJ

Donaldson Lufkin Jenrette                                          IDEX Transamerica Convertible         B         5.42%
Jersey City, NJ                                                    Securities

Donaldson Lufkin Jenrette                                          IDEX Transamerica Convertible         C          7.04%
Jersey City, NJ                                                    Securities

Donaldson Lufkin Jenrette                                          IDEX Transamerica Convertible         M         39.41%
Jersey City, NJ                                                    Securities

Donaldson Lufkin Jenrette                                          IDEX American Century Income &        L         98.46%
Jersey City, NJ                                                    Growth

Donaldson Lufkin Jenrette                                          IDEX Federated Tax Exempt             L         99.11%
Jersey City, NJ

Donaldson Lufkin Jenrette                                          IDEX Janus Balanced                   L         11.52%
Jersey City, NJ

Donaldson Lufkin Jenrette                                          IDEX Jennison Equity Opportunity      L         31.76%
Jersey City, NJ

Donaldson Lufkin Jenrette                                          IDEX Marsico Growth                   L         74.50%
Jersey City, NJ

Donaldson Lufkin Jenrette                                          IDEX Salomon All Cap                  L         19.10%
Jersey City, NJ

Donaldson Lufkin Jenrette                                          IDEX T. Rowe Price Health Sciences    L         27.02%
Jersey City, NJ

Donaldson Lufkin Jenrette                                          IDEX Transamerica Equity              L         29.11%
Jersey City, NJ

Donaldson Lufkin Jenrette                                          IDEX Janus Global                     L         10.31%
Jersey City, NJ

Douglas A. Toothman & Mary M. Toothman                             IDEX Janus Growth & Income            L         16.14%
Herndon, VA

Duck Po Lai Chang & Joyce Yuk Woon Chang                           IDEX Transamerica Growth              L          6.41%
Fairfax, VA                                                        Opportunities

Eleanor Krowk IRA                                                  IDEX T. Rowe Price Health Sciences    M          6.72%
Novi, MI

Ellen Williams Bender                                              IDEX Transamerica Growth              L         20.42%
Potomac, MD                                                        Opportunities

Elma Starr & Samuel Starr                                          IDEX Isabelle Small Cap Value         L          7.20%
Scranton, PA

Elma Starr & Susan Starr                                           IDEX Isabelle Small Cap Value         L         12.04%
Scranton, PA

Eric A. Garrison                                                   IDEX Transamerica Growth              L          5.84%
Greenfield, IN                                                     Opportunities

Faber Family Charitable Limited Partnership                        IDEX Great Companies - America(SM)      L         33.36%
Le Mars, IA

Faber Family Charitable Limited Partnership                        IDEX Great Companies - Global(2)        L         93.78%
Le Mars, IA

Faber Family Charitable Limited Partnership                        IDEX Great Companies - Technology(SM)   L         99.45%
Le Mars, IA

FISERV Securities, Inc.                                            IDEX Jennison Equity Opportunity        L         10.56%
Philadelphia, PA

Frank Sylvia                                                       IDEX Transamerica Growth                L         16.66%
Clearwater, FL                                                     Opportunities

Frederick R. Riley IRA                                             IDEX Asset Allocation -                 M          6.34%
Rockford, MI                                                       Conservative Portfolio

Gary D. Lindsey IRA                                                IDEX T. Rowe Price Health Sciences      M         10.74%
Leon, IA

Gary Katz IRA                                                      IDEX PBHG Mid Cap Growth                L         72.36%
St. Petersburg, FL

Gayle Lynn Zarosly                                                 IDEX Janus Growth                       L          8.14%
Weehawken, NJ

George R. Davenport IRA                                            IDEX Isabelle Small Cap Value           L          5.47%
Lawrenceville, GA

George T. Boyd IRA                                                 IDEX Transamerica Money Market          L          7.85%
Tiffin, OH

Gobal H. Badlani IRA                                               IDEX T. Rowe Price Health Sciences      M          5.58%
Syosset, NY

Gregory D. Holley & Kelly A. Holley                                IDEX LKCM Strategic Total Return        L         17.48%
Milwaukee, WI

Gregory H. Dyer & Barbara J. Dyer                                  IDEX Transamerica Money Market          L         11.56%
Richland, IA

Hally W. Blymiller IRA                                             IDEX T. Rowe Price Health Sciences      C          6.54%
Temple Terrace, FL

Harbor Associates                                                  IDEX Janus Growth & Income              M         14.59%
Palm Harbor, FL

Hartwick Professionals                                             IDEX Asset Allocation - Growth          A         13.57%
Denver, CO                                                         Portfolio

Hubert Leger & Delta Leger                                         IDEX Isabelle Small Cap Value           L          5.39%
Scott, LA

IDEX Asset Allocation - Conservative Portfolio Investment Account  IDEX Janus Flexible Income              A         14.26%
St. Petersburg, FL

IDEX Asset Allocation - Conservative Portfolio Investment Account  IDEX Transamerica Conservative          A          9.95%
                                                                   High-Yield Bond

St. Petersburg, FL

IDEX Asset Allocation - Conservative Portfolio Investment Account  IDEX Salomon Investors Value            A          6.76%
St. Petersburg, FL

IDEX Asset Allocation - Conservative Portfolio Investment Account  IDEX Marsico Growth                     A          8.87%
St. Petersburg, FL

IDEX Asset Allocation - Conservative Portfolio Investment Account  IDEX T. Rowe Price Tax-Efficient        A         12.47%
St. Petersburg, FL                                                 Growth

IDEX Asset Allocation - Conservative Portfolio Investment Account  IDEX Transamerica Growth                A          8.90%
St. Petersburg, FL                                                 Opportunities

IDEX Asset Allocation - Conservative Portfolio Investment Account  IDEX Great Companies - Global(2)        A         17.04%
St. Petersburg, FL

IDEX Asset Allocation - Conservative Portfolio Investment Account  IDEX Transamerica Convertible           A         38.47%
St. Petersburg, FL                                                 Securities

IDEX Asset Allocation - Conservative Portfolio Investment Account  IDEX PIMCO Total Return                 A         28.95%
St. Petersburg, FL

IDEX Asset Allocation - Conservative Portfolio Investment Account  IDEX Janus Growth & Income              A         11.06%
St. Petersburg, FL

IDEX Asset Allocation - Growth Portfolio Investment Account        IDEX American Century International     A         16.82%
St. Petersburg, FL

IDEX Asset Allocation - Growth Portfolio Investment Account        IDEX Salomon Investors Value            A         16.11%
St. Petersburg, FL

IDEX Asset Allocation - Growth Portfolio Investment Account        IDEX Marsico Growth                     A         14.53%
St. Petersburg, FL

IDEX Asset Allocation - Growth Portfolio Investment Account        IDEX T. Rowe Price Tax-Efficient        A         10.88%
St. Petersburg, FL                                                 Growth

IDEX Asset Allocation - Growth Portfolio Investment Account        IDEX Transamerica Equity                A         17.11%
St. Petersburg, FL

IDEX Asset Allocation - Growth Portfolio Investment Account        IDEX Transamerica Growth                A         15.52%
St. Petersburg, FL                                                 Opportunities

IDEX Asset Allocation - Growth Portfolio Investment Account        IDEX Great Companies - America(SM)      A          5.28%

St. Petersburg, FL

IDEX Asset Allocation - Growth Portfolio Investment Account        IDEX Great Companies - Global(2)      A         11.65%
St. Petersburg, FL

IDEX Asset Allocation - Growth Portfolio Investment Account        IDEX T. Rowe Price Health Sciences    A         21.04%
St. Petersburg, FL

IDEX Asset Allocation - Growth Portfolio Investment Account        IDEX Janus Growth & Income            A          9.46%
St. Petersburg, FL

IDEX Asset Allocation - Growth Portfolio Investment Account        IDEX Isabelle Small Cap Value         A         10.96%
St. Petersburg, FL

IDEX Asset Allocation - Moderate Growth Portfolio                  IDEX Janus Flexible Income            A         13.47%
St. Petersburg, FL

IDEX Asset Allocation - Moderate Growth Portfolio                  IDEX Transamerica Growth              A         29.35%
St. Petersburg, FL                                                 Opportunities

IDEX Asset Allocation - Moderate Growth Portfolio Account          IDEX Transamerica Conservative        A         13.15%
St. Petersburg, FL                                                 High-Yield Bond

IDEX Asset Allocation - Moderate Growth Portfolio Investment       IDEX American Century International   A         33.82%
Account
St. Petersburg, FL

IDEX Asset Allocation - Moderate Growth Portfolio Investment       IDEX Salomon Investors Value          A         35.39%
Account
St. Petersburg, FL

IDEX Asset Allocation - Moderate Growth Portfolio Investment       IDEX Marsico Growth                   A         29.82%
Account
St. Petersburg, FL
IDEX Asset Allocation - Moderate Growth Portfolio Investment       IDEX T. Rowe Price Tax-Efficient      A         29.29%
Account                                                            Growth
St. Petersburg, FL

IDEX Asset Allocation - Moderate Growth Portfolio Investment       IDEX Transamerica Equity              A         38.97%
Account
St. Petersburg, FL

IDEX Asset Allocation - Moderate Growth Portfolio Investment       IDEX Great Companies - America(SM)    A          8.22%
Account
St. Petersburg, FL

IDEX Asset Allocation - Moderate Growth Portfolio Investment       IDEX Great Companies - Global(2)      A         23.76%
Account
St. Petersburg, FL

IDEX Asset Allocation - Moderate Growth Portfolio Investment       IDEX T. Rowe Price Health Sciences    A         41.28%
Account
St. Petersburg, FL

IDEX Asset Allocation - Moderate Growth Portfolio                  IDEX PIMCO Total Return               A         16.96%


Investment Account
St. Petersburg, FL

IDEX Asset Allocation - Moderate Growth Portfolio Investment       IDEX Janus Growth & Income            A         27.23%
Account
St. Petersburg, FL

IDEX Asset Allocation - Moderate Growth Portfolio Investment       IDEX Isabelle Small Cap Value         A         21.28%
Account
St. Petersburg, FL

IDEX Asset Allocation - Moderate Portfolio Investment Account      IDEX Janus Flexible Income            A         21.77%
St. Petersburg, FL

IDEX Asset Allocation - Moderate Portfolio Investment Account      IDEX Transamerica Conservative        A         16.46%
St. Petersburg, FL                                                 High-Yield Bond

IDEX Asset Allocation - Moderate Portfolio Investment Account      IDEX American Century International   A         27.30%
St. Petersburg, FL

IDEX Asset Allocation - Moderate Portfolio Investment Account      IDEX Salomon Investors Value          A         26.62%
St. Petersburg, FL

IDEX Asset Allocation - Moderate Portfolio Investment Account      IDEX Marsico Growth                   A         23.97%
St. Petersburg, FL

IDEX Asset Allocation - Moderate Portfolio Investment Account      IDEX T. Rowe Price Tax-Efficient      A         24.43%
St. Petersburg, FL                                                 Growth

IDEX Asset Allocation - Moderate Portfolio Investment Account      IDEX Transamerica Equity              A         30.82%
St. Petersburg, FL

IDEX Asset Allocation - Moderate Portfolio Investment Account      IDEX Transamerica Growth              A         22.56%
St. Petersburg, FL                                                 Opportunities

IDEX Asset Allocation - Moderate Portfolio Investment Account      IDEX Great Companies - America(SM)    A          0.01%
St. Petersburg, FL

IDEX Asset Allocation - Moderate Portfolio Investment Account      IDEX Great Companies - Global(2)      A         17.43%
St. Petersburg, FL

IDEX Asset Allocation - Moderate Portfolio Investment Account      IDEX T. Rowe Price Health Sciences    A         25.20%
St. Petersburg, FL

IDEX Asset Allocation - Moderate Portfolio Investment Account      IDEX Transamerica Convertible         A         49.15%
St. Petersburg, FL                                                Securities

IDEX Asset Allocation - Moderate Portfolio Investment Account      IDEX PIMCO Total Return               A         33.46%
St. Petersburg, FL

IDEX Asset Allocation - Moderate Portfolio Investment Account      IDEX Janus Growth & Income            A         28.33%
St. Petersburg, FL

IDEX Asset Allocation - Moderate Portfolio Investment Account      IDEX Isabelle Small Cap Value         A         17.76%
St. Petersburg, FL

IDEX Mutual Funds IRA                                              IDEX T. Rowe Price Tax-Efficient      L          8.33%
Clearwater, FL                                                     Growth

Inez Lipscomb                                                      IDEX Asset Allocation -               L          7.33%
Weehawken, NJ                                                      Conservative Portfolio

InterSecurities, Inc. Investment Account                           IDEX American Century Income &        M          5.60%
Clearwater, FL                                                     Growth

InterSecurities, Inc. Investment Account                           IDEX T. Rowe Price Small Cap          M         15.23%
Clearwater, FL

Investors Bank & Trust Co.                                         IDEX T. Rowe Price Small Cap          A          6.85%
Purchase, NY

Investors Bank & Trust Co.                                         IDEX PBHG Mid Cap Growth              A          6.72%
Various Retirement Plans
Purchase, NY

Investors Bank & Trust Co.                                         IDEX American Century Income &        A          9.44%
Purchase, NY                                                       Growth

Jackie Rudd                                                        IDEX Transamerica Growth              L          5.81%
Burke, VA                                                          Opportunities

James Wyles Peeples IRA                                            IDEX Janus Growth                     L         42.63%
Raleigh, NC

Janet D. Puyear IRA                                                IDEX Janus Flexible Income            L          9.35%
Auburn, CA

Janney Montgomery Scott LLC                                        IDEX Conservative High-Yield Bond     L         49.70%
Philadelphia, PA

Jeffrey L. Korach IRA                                              IDEX Great Companies -                C          7.30%
Beachwood, OH                                                      Technology(SM)

Jennifer Lannon                                                    IDEX Janus Global                     L          7.72%
Sidney, IL

Johanna K. Black                                                   IDEX T. Rowe Price Small Cap          C          8.69%
Boston, MA

John R. Yanen IRA                                                  IDEX Asset Allocation - Growth        C          6.44%
Glen Dale, WV                                                      Portfolio

Joseph S. Brock, Jr.                                               IDEX Marsico Growth                   L         13.84%
Weehawken, NJ

Julie Younkin                                                      IDEX Jennison Equity Opportunity      L         11.58%
Galt, CA

Julie Younkin                                                      IDEX Salomon Investors Value          L         84.49%
Galt, CA

Julie Younkin                                                      IDEX Transamerica Equity              L         61.62%
Galt, CA

Kathleen Antoine                                                   IDEX Janus Flexible Income            L          7.44%
Pinehurst, NC

Kathleen Antoine                                                   IDEX Transamerica Convertible         L         99.03%
Pinehurst, NC                                                      Securities

Kovalenko IRA                                                      IDEX Isabelle Small Cap Value         L          5.58%
St. Petersburg, FL

Linda A. Olsen                                                     IDEX PBHG Mid Cap Growth              L         24.05%
South Jordan, UT

Linda A. Olsen                                                     IDEX Salomon Investors Value          L          5.88%
South Jordan, UT

Linda A. Olsen                                                     IDEX Transamerica Equity              L          5.72%
South Jordan, UT

Lloyd L. Parks IRA                                                 IDEX Transamerica Convertible         C         16.09%
Saladso, TX                                                        Securities

LPL Financial Services                                             IDEX Asset Allocation - Growth        L          5.68%
San Diego, CA                                                      Portfolio

Maccourt Products, Inc.                                            IDEX T. Rowe Price Tax-Efficient      C          9.64%
Denver, CO                                                         Growth

Mahlon A. Burnette III & Mahlon A. Burnette II                     IDEX Janus Growth & Income            L          8.47%
Great Falls, VA

Marc Nekhom                                                        IDEX Transamerica Convertible         C         7.54%
Houston, TX                                                        Securities

Marc Nekhom IRA                                                    IDEX T. Rowe Price Health Sciences    C         11.57%
Houston, TX

Mark A. Rossetto IRA                                               IDEX Jennison Equity Opportunity      L          9.66%
New Hudson, MI

Mark Saks IRA                                                      IDEX Transamerica Money Market        L         10.35%
Rancho Murieta, CA

Marla J. Andre                                                     IDEX Federated Tax Exempt             L          6.14%
Knoxville, TN

Mary Rita Schaub                                                   IDEX Conservative High-Yield Bond     L         24.22%
N. Hollywood, CA

Meineck-Johnson Company                                            IDEX LKCM Strategic Total Return      C          7.15%
Denver, CO

Merrill Lynch Pierce Fenner & Smith, Inc.                          IDEX Transamerica Convertible         C         15.10%
Jacksonville, FL                                                   Securities

Merrill Lynch Pierce Fenner & Smith, Inc.                          IDEX PIMCO Total Return               C          9.70%
Jacksonville, FL

Merrill Lynch Pierce Fenner & Smith, Inc.                          IDEX Asset Allocation -               A          8.08%
Jacksonville, FL                                                   Conservative Portfolio

Merrill Lynch Pierce Fenner & Smith, Inc.                          IDEX Asset Allocation -               B          6.27%
Jacksonville, FL                                                   Conservative Portfolio

Merrill Lynch Pierce Fenner & Smith, Inc.                          IDEX Asset Allocation -               C         20.83%
Jacksonville, FL                                                   Conservative Portfolio

Merrill Lynch Pierce Fenner & Smith, Inc.                          IDEX Asset Allocation - Moderate      A          5.89%
Jacksonville, FL                                                   Portfolio

Merrill Lynch Pierce Fenner & Smith, Inc.                          IDEX Asset Allocation - Moderate      B         10.27%
Jacksonville, FL                                                   Portfolio

Merrill Lynch Pierce Fenner & Smith, Inc.                          IDEX Asset Allocation - Moderate      C         25.81%
Jacksonville, FL                                                   Portfolio

Merrill Lynch Pierce Fenner & Smith, Inc.                          IDEX Asset Allocation - Moderate      A          6.07%
Jacksonville, FL                                                   Growth Portfolio

Merrill Lynch Pierce Fenner & Smith, Inc.                          IDEX Asset Allocation - Moderate      B         10.24%
Jacksonville, FL                                                   Growth Portfolio

Merrill Lynch Pierce Fenner & Smith, Inc.                          IDEX Asset Allocation - Moderate      C         29.79%
Jacksonville, FL                                                   Growth Portfolio

Merrill Lynch Pierce Fenner & Smith, Inc.                          IDEX Asset Allocation - Growth        B         11.20%
Jacksonville, FL                                                   Portfolio

Merrill Lynch Pierce Fenner & Smith, Inc.                          IDEX Asset Allocation - Growth        C         23.56%
Jacksonville, FL                                                   Portfolio

Merrill Lynch Pierce Fenner & Smith, Inc.                          IDEX Janus Flexible Income            C         12.71%
Jacksonville, FL

Merrill Lynch Pierce Fenner & Smith, Inc.                          IDEX Conservative High-Yield Bond     C         40.78%
Jacksonville, FL

Merrill Lynch Pierce Fenner & Smith, Inc.                          IDEX Federated Tax Exempt             C         38.74%
Jacksonville, FL

Merrill Lynch Pierce Fenner & Smith, Inc.                          IDEX American Century Income &        C         15.58%
Jacksonville, FL                                                   Growth

Merrill Lynch Pierce Fenner & Smith, Inc.                          IDEX Great Companies - America(SM)    A         11.88%
Jacksonville, FL

Merrill Lynch Pierce Fenner & Smith, Inc.                          IDEX Great Companies - America(SM)    B         13.37%
Jacksonville, FL

Merrill Lynch Pierce Fenner & Smith, Inc.                          IDEX Great Companies - America(SM)    C         23.32%
Jacksonville, FL

Merrill Lynch Pierce Fenner & Smith, Inc.                          IDEX Great Companies -                C          5.14%
Jacksonville, FL                                                   Technology(SM)

Merrill Lynch Pierce Fenner & Smith, Inc.                          IDEX Great Companies - Global(2)      C         10.38%
Jacksonville, FL

Merrill Lynch Pierce Fenner & Smith, Inc.                          IDEX Asset Allocation -               L         11.36%
Jacksonville, FL                                                   Conservative Portfolio

Merrill Lynch Pierce Fenner & Smith, Inc.                          IDEX Asset Allocation - Moderate      L         10.47%
Jacksonville, FL                                                   Portfolio

Merrill Lynch Pierce Fenner & Smith, Inc.                          IDEX Moderately Aggressive Asset      L         13.84%
Jacksonville, FL                                                   Allocation

Merrill Lynch Pierce Fenner & Smith, Inc.                          IDEX Asset Allocation - Growth        L          5.55%
Jacksonville, FL                                                   Portfolio

Merrill Lynch Pierce Fenner & Smith, Inc.                          IDEX Janus Growth & Income            B          6.85%
Jacksonville, FL

Merrill Lynch Pierce Fenner & Smith, Inc.                          IDEX Janus Growth & Income            C          9.24%
Jacksonville, FL

Merrill Lynch Pierce Fenner & Smith, Inc.                          IDEX Isabelle Small Cap Value         C          8.93%
Jacksonville, FL

Michael D. Zeiders & Charlotte A. Zeiders                          IDEX Janus Growth & Income            L         21.29%
Woodbridge, VA

Michael D. Zeiders IRA                                             IDEX Janus Growth & Income            L          6.73%
Woodbridge, VA

Michael Michno, Michaelene Michno & Eugene Michno                  IDEX Isabelle Small Cap Value         L          8.66%
Nanticoke, PA

Morgan Keegan & Co., Inc.                                          IDEX PIMCO Total Return               L         51.29%
Memphis, TN

Morrell Trust                                                      IDEX American Century International   M          6.48%
St. Petersburg, FL

National Catholic Church                                           IDEX Asset Allocation - Growth        L          6.47%
Scranton, PA                                                       Portfolio

Norma S. Meyer Trust                                               IDEX Janus Balanced                   L          6.05%
Melrose Park, PA

Patricia Jennings Bober Trust                                      IDEX Transamerica Conservative        M          8.94%
Summit, NJ                                                         High-Yield Bond

Percy F. Freeman Jr. Family                                        IDEX Transamerica Convertible         B         10.15%
Portland, OR                                                       Securities

Peter A. Bonnani IRA                                               IDEX Transamerica Growth              L         21.53%
Stafford, VA                                                       Opportunities

PFL Life Insurance Co.                                             IDEX Transamerica Conservative        A          5.69%
Cedar Rapids, IA                                                   High-Yield Bond

Pribyl Crut                                                        IDEX PIMCO Total Return               L          6.40%
St. Petersburg, Fl

Prudential Securities Inc.                                         IDEX Janus Global                     L         81.50%
Galt, CA

R. Charles Oldfield Trust                                          IDEX Great Companies - Global(2)      C          7.20%
La Grange, IL

Ray Steeves                                                        IDEX Jennison Equity Opportunity      L         24.16%
St. Louis, MO

Robert C. Quade & Louise M. Quade                                  IDEX Transamerica Money Market        L         11.16%
Jeffersonville, PA

Ronald & Patricia Taylor                                           IDEX Transamerica Growth              L          5.67%
Reston, VA                                                         Opportunities

Roy E. Ratliff                                                     IDEX Janus Flexible Income            L          7.76%
Winchester, KY

Salomon Smith Barney, Inc.                                         IDEX Great Companies - America(SM)    L         12.85%
New York, NY

Salomon Smith Barney, Inc.                                         IDEX Isabelle Small Cap Value         L         11.98%
New York, NY

Salomon Smith Barney, Inc.                                         IDEX Janus Balanced                   L          5.77%
New York, NY

Salomon Smith Barney, Inc.                                         IDEX Janus Flexible Income            L         23.44
New York, NY

Stephen P. Elias                                                   IDEX Federated Tax Exempt             M          8.86%
Amherst, NH 03031-1944

Sterling Trust Co.                                                 IDEX Transamerica Money Market        C          5.97%
Denver, CO

Su-o Han Tod                                                       IDEX Great Companies -                C          5.45%
Cupertino, CA                                                      Technology(SM)

Terrells Potato Chip Co., Inc.                                     IDEX American Century International   C          5.11%
Denver, CO

Timothy J. O'Donnell & Deborah O'Donnell                           IDEX American Century International   M          8.08%
Orlando, FL

Trull                                                              IDEX American Century Income &        M          5.40%
St. Petersburg, FL                                                 Growth

US Bancorp Piper Jaffray                                           IDEX T. Rowe Price Health Sciences    B         19.07%
Minneapolis, MN

Weaver Trust                                                       IDEX PIMCO Total Return               L         23.17%
St. Petersburg, FL

                                  MISCELLANEOUS

ORGANIZATION

Each fund is a series of the IDEX, a Massachusetts business trust that was formed by a Declaration of Trust dated January 7, 1986. The Trust currently is governed by a Restatement of Declaration of Trust ("Declaration of Trust") dated as of August 30, 1991.

On October 1, 1993, in a tax-free reorganization, IDEX Janus Flexible Income acquired all of the assets and assumed all of the liabilities of IDEX Total Income Trust ("IDEX Total") in exchange for shares of IDEX Janus Flexible Income which were then distributed to IDEX Total shareholders. All historical financial and performance information set forth in this SAI relates to IDEX Total prior to the date it was reorganized into IDEX Janus Flexible Income.

On September 20, 1996 in a tax-free reorganization, IDEX Janus Growth (formerly IDEX II Growth Fund) acquired all of the assets and assumed all of the liabilities of IDEX Fund and IDEX Fund 3 in exchange for Class T shares of IDEX Janus Growth which were then distributed on a pro rata basis to the respective shareholders of IDEX Fund and IDEX Fund 3. Upon closing of the reorganization, IDEX II Series Fund changed its name to IDEX Series Fund. IDEX Series Fund became IDEX effective March 1, 1999.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits IDEX to issue an unlimited number of shares of beneficial interest. Shares of IDEX are fully paid and nonassessable when issued. Shares of IDEX have no preemptive, cumulative voting, conversion or subscription rights. Shares of IDEX are fully transferable but IDEX is not bound to recognize any transfer until it is recorded on the books.

The shares of beneficial interest of each fund are divided into five classes, Class A, Class B, Class L, Class C and Class M shares; IDEX Janus Growth includes a six class, Class T shares. Each class represents interests in the same assets of the fund and differ as follows: each class of shares has exclusive voting rights on matters pertaining to its plan of distribution or any other matter appropriately limited to that class; Class A shares (except IDEX Transamerica Money Market) are subject to an initial sales charge and are subject to a CDSC on purchases of $1 million or more if redeemed 24 months after purchase; Class B shares are subject to a CDSC, or back- end load, at a declining rate; Class L shares are not subject to an initial sales charge and are subject to a 2% CDSC if redeemed during the first 12 months after purchase, and a 1% CDSC if redeemed during the second 12 months after purchase; Class C shares are not subject to an initial sales charge or CDSC; Class M shares are subject to an initial sales charge and are subject to a CDSC if redeemed 18 months after purchase; Class B, Class L, Class C and Class M shares are subject to higher ongoing distribution and service fees; each class may bear differing amounts of certain class-specific expenses; and each class has a separate exchange privilege. Class T shares of the IDEX Janus Growth are subject to an initial sales charge and are subject to a CDSC if redeemed 24 months after purchase. Class T shares have no annual distribution and service fees. Class T shares are NOT available to new investors; only existing Class T shareholders (who were shareholders of IDEX Fund or IDEX Fund 3 on September 20, 1996) may purchase additional Class T shares. Class C and Class M shares are NOT available to new investors; only existing Class C and Class M shareholders (who owned those shares as of November 11, 2002) may purchase additional Class C or Class M shares. IDEX does not anticipate that there will be any conflicts between the interests of holders of the different classes of shares of the same fund by virtue of these classes. On an ongoing basis, the Board of Trustees will consider whether any such conflict exists and, if so, take appropriate action. On any matter submitted to a vote of shareholders of a series or class, each full issued and outstanding share of that series or class has one vote.

The Declaration of Trust provides that each of the Trustees will continue in office until the termination of the Trust or his earlier death, resignation, bankruptcy or removal. A meeting will be called for the election of trustees upon the written request of holders of 10% or more of the outstanding IDEX shares. Vacancies may be filled by a majority of the remaining trustees, subject to certain limitations imposed by the 1940 Act. Therefore, it is not anticipated that annual or regular meetings of shareholders normally will be held, unless otherwise required by the Declaration of Trust or the 1940 Act. Subject to the foregoing, shareholders have the power to vote for the election and removal of trustees, to terminate or reorganize IDEX, to amend the Declaration of Trust, on whether to bring certain derivative actions and on any other matters on which a shareholder vote is required by the 1940 Act, the Declaration of Trust, the IDEX bylaws, or the Trustees.

INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

PricewaterhouseCoopers LLP, 101 E. Kennedy Blvd., Suite 1500, Tampa, Florida 33602-4319 serves as independent certified public accountants for IDEX.

CODES OF ETHICS

IDEX, ATFA, each sub-adviser and AFSG each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of IDEX, ATFA, a sub-adviser and AFSG from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the funds (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities.

REGISTRATION STATEMENT

This SAI and the IDEX prospectus do not contain all the information set forth in the registration statement and exhibits relating thereto, which IDEX has filed with the SEC, Washington, D.C. under the 1933 Act and the 1940 Act, to which reference is hereby made.

                             PERFORMANCE INFORMATION

Average Annual Total Return Quotation

Quotations of average annual total return for a particular class of shares of a fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the fund over periods of 1, 5, and 10 years. These are the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula:

                                 P(1 + T)(n) = ERV
 Where:
     P    =   a hypothetical initial payment of $1,000,
     T    =   the average annual total return,
     n    =   the number of years, and
   ERV    =   the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

Average Annual Total Return (After Taxes on Distributions) Quotation

Each fund may, from time to time, include "total return after taxes on distributions" in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return after taxes on distributions will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a fund over periods of 1, 5 and 10 years (up to the life of the fund), calculated pursuant to the following formula which is prescribed by the SEC:

                              P(1 + T)(n) = ATV(D)

Where:
     P    =      a hypothetical initial payment of $1,000,
     T    =      the average annual total return (after taxes on distributions),
     n    =      the number of years, and
   ATV(D) =      ending value of a hypothetical $1,000 payment made at the
                 beginning of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemptions.

All total return figures assume that all dividends are reinvested when paid. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, and long-term capital gain rate for long-term capital gain distributions). The calculations do not consider any potential tax liabilities other than federal tax liability.

From time to time, a fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the fund from the beginning date of the measuring period. These figures reflect changes in the price of the fund's shares and assume that any income dividends and/or capital gains distributions made by the fund during the period were reinvested in shares of the fund. Figures will be given for one, five and ten year periods (if applicable) and may be given for other periods as well (such as from commencement of the fund's operations, or on a year-by-year basis).

Average Annual Total Return (After Taxes on Distributions and Redemption) Quotation

Each fund may, from time to time, include "total return after taxes on distributions and redemption" in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return after taxes on distributions and redemption will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a fund over periods of 1, 5 and 10 years (up to the life of the fund), calculated pursuant to the following formula which is prescribed by the SEC:

                                P(1 + T)(n) = ATV(DR)

Where:
     P     =  a hypothetical initial payment of $1,000,
     T     =  the average annual total return (after taxes on distributions),
     n     =  the number of years, and
 ATV(DR)   =  ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption.

All total return figures assume that all dividends are reinvested when paid. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, and long-term capital gain rate for long-term capital gain distributions). The ending value is determined by subtracting capital gain taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. The calculations do not consider any potential tax liabilities other than federal tax liability.

From time to time, a fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the fund from the beginning date of the measuring period. These figures reflect changes in the price of the fund's shares and assume that any income dividends and/or capital gains distributions made by the fund during the period were reinvested in shares of the fund. Figures will be given for one, five and ten year periods (if applicable) and may be given for other periods as well (such as from commencement of the fund's operations, or on a year-by-year basis).

                           AVERAGE ANNUAL TOTAL RETURN

AVERAGE ANNUAL
TOTAL RETURN                          IDEX ALGER AGGRESSIVE GROWTH                IDEX AMERICAN CENTURY INCOME & Growth
                            A             B*           C**          M**            A             B*           C**          M**
INCEPTION DATE          12/02/1994    10/01/1995    11/01/1999   12/02/1994    03/01/2000    03/01/2000    03/01/2000   03/01/2000
--------------          ----------    ----------    ----------   ----------    ----------    ----------    ----------   ----------
SALES CHARGE                5.50%            *          none          1.00%         5.50%            *          none          1.00%
12B-1 FEE                   0.35%         1.00%         1.00%         0.90%         0.35%         1.00%         1.00%         0.90%
AVERAGE ANNUAL TOTAL
 RETURN INCLUDING
 SALES CHARGE:
1 year                    (28.60)       (28.85)          N/A        (26.51)       (18.87)       (19.02)          N/A        (16.38)
5 years                    (1.69)        (1.41)          N/A         (1.32)           --            --           N/A            --
10 years                      --            --           N/A            --            --            --           N/A            --
Inception                   8.59          1.42           N/A          8.74        (11.87)       (11.62)          N/A        (10.86)
AVERAGE ANNUAL TOTAL
 RETURN WITHOUT
 DEDUCTION OF SALES
 CHARGE:
1 year                    (24.44)       (25.11)       (25.11)       (25.02)       (14.15)       (14.76)       (14.76)       (14.68)
5 years                    (0.57)        (1.21)           --         (1.12)           --            --            --            --
10 years                      --            --            --            --            --            --            --            --
Inception                   9.37          1.42        (20.74)         8.88         (9.98)       (10.61)       (10.61)       (10.52)
CUMULATIVE TOTAL
 RETURN WITHOUT
 DEDUCTION OF SALES
 CHARGE:
1 year                    (24.44)       (25.11)       (25.11)       (25.02)       (14.15)       (14.76)       (14.76)       (14.68)
5 years                    (2.82)        (5.92)           --         (5.46)           --            --            --            --
10 years                      --            --            --            --            --            --            --            --
Inception                 103.24         10.49        (50.22)        96.13        (24.50)       (25.90)       (25.90)       (25.70)

                               IDEX AMERICAN CENTURY INTERNATIONAL              IDEX ASSET ALLOCATION - CONSERVATIVE PORTFOLIO
                        ---------------------------------------------------    --------------------------------------------------
                            A             B*           C**          M**            A             B*           C**          M**
INCEPTION DATE          02/01/1997    02/01/1997    11/01/1999   02/01/1997    03/01/2002    03/01/2002    03/01/2002 03/01/2002
--------------          ----------    ----------    ----------   ----------    ----------    ----------    ---------------------
SALES CHARGE                5.50%            *          none          1.00%         5.50%            *          none         1.00%
12B-1 FEE                   0.35%         1.00%         1.00%         0.90%         0.00%         0.65%         0.65%        0.55%
AVERAGE ANNUAL
 TOTAL RETURN
 INCLUDING SALES
 CHARGE:
1 year                    (21.09)       (21.24)          N/A        (18.73)           --            --           N/A           --
5 years                    (6.13)        (5.88)          N/A         (5.80)           --            --           N/A           --
10 years                      --            --           N/A            --            --            --           N/A           --
Inception                  (4.42)        (4.27)          N/A         (4.19)       (12.87)       (12.79)          N/A       (10.03)
AVERAGE ANNUAL
 TOTAL RETURN
 WITHOUT DEDUCTION
 OF SALES CHARGE:
1 year                    (16.49)       (17.09)       (17.09)       (17.08)           --            --            --           --
5 years                    (5.06)        (5.69)           --         (5.61)           --            --            --           --
10 years                      --            --            --            --            --            --            --           --
Inception                  (3.47)        (4.10)       (14.81)        (4.02)        (7.80)        (8.20)        (8.20)       (8.20)
CUMULATIVE TOTAL
 RETURN WITHOUT
 DEDUCTION OF SALES
 CHARGE:
1 year                    (16.49)       (17.09)       (17.09)       (17.08)           --            --            --           --
5 years                   (22.87)       (25.39)           --        (25.08)           --            --            --           --
10 years                      --            --            --            --            --            --            --           --
Inception                 (18.35)       (21.38)       (38.17)       (20.99)        (7.80)        (8.20)        (8.20)       (8.20)


                             IDEX ASSET ALLOCATION - GROWTH PORTFOLIO           IDEX ASSET ALLOCATION - MODERATE GROWTH  PORTFOLIO
                        ---------------------------------------------------    ---------------------------------------------------
                             A            B*           C**          M**             A            B*           C**          M**
INCEPTION DATE          03/01/2002    03/01/2002    03/01/2002   03/01/2002    03/01/2002    03/01/2002    03/01/2002   03/01/2002
--------------          ----------    ----------    ----------   ----------    ----------    ----------    ----------   ----------
SALES CHARGE                5.50%            *          none         1.00%         5.50%            *          none         1.00%
12B-1 FEE                   0.00%         0.65%         0.65%        0.55%         0.00%         0.65%         0.65%        0.55%
AVERAGE ANNUAL
 TOTAL RETURN
 INCLUDING SALES
 CHARGE:
1 year                        --            --           N/A           --            --            --           N/A           --
5 years                       --            --           N/A           --            --            --           N/A           --
10 years                      --            --           N/A           --            --            --           N/A           --
Inception                 (24.87)       (24.86)          N/A       (22.47)       (20.90)       (20.87)          N/A       (18.26)
AVERAGE ANNUAL
 TOTAL RETURN
 WITHOUT DEDUCTION
 OF SALES CHARGE:
1 year                        --            --            --           --            --            --            --           --
5 years                       --            --            --           --            --            --            --           --
10 years                      --            --            --           --            --            --            --           --
Inception                 (20.50)       (20.90)       (20.90)      (20.90)       (16.30)       (16.70)       (16.70)      (16.60)
CUMULATIVE TOTAL
 RETURN WITHOUT
 DEDUCTION OF
 SALES CHARGE:
1 year                        --            --            --           --            --            --            --           --
5 years                       --            --            --           --            --            --            --           --
10 years                      --            --            --           --            --            --            --           --
Inception                 (20.50)       (20.90)       (20.90)      (20.90)       (16.30)       (16.70)       (16.70)      (16.60)

                              IDEX ASSET ALLOCATION - MODERATE PORTFOLIO                     IDEX FEDERATED TAX EXEMPT
                        ---------------------------------------------------    --------------------------------------------------
                               A            B*           C**          M**             A            B*           C**         M**
INCEPTION DATE            03/01/2002    03/01/2002    03/01/2002   03/01/2002    04/01/1985    10/01/1995    11/01/1999  10/01/1993
--------------            ----------    ----------    ----------   ----------    ----------    ----------    ----------  ----------
SALES CHARGE                5.50%            *          none         1.00%         4.75%            *          none        1.00%
12B-1 FEE                   0.00%         0.65%         0.65%        0.55%         0.35%         1.00%         1.00%       0.60%
AVERAGE ANNUAL
 TOTAL RETURN
 INCLUDING SALES
 CHARGE:
1 year                        --            --           N/A           --         (0.70)        (1.37)          N/A        1.98
5 years                       --            --           N/A           --          3.35          3.52           N/A        3.88
10 years                      --            --           N/A           --          4.95            --           N/A          --
Inception                 (17.22)       (17.26)          N/A       (14.54)         6.82          4.57           N/A        4.49
AVERAGE ANNUAL
 TOTAL RETURN
 WITHOUT DEDUCTION
 OF SALES CHARGE:
1 year                        --            --            --           --          4.26          3.63          3.63        4.02
5 years                       --            --            --           --          4.36          3.70            --        4.09
10 years                      --            --            --           --          5.46            --            --          --
Inception                 (12.40)       (12.90)       (12.90)      (12.80)         7.11          4.57          6.54        4.60
CUMULATIVE TOTAL
 RETURN WITHOUT
 DEDUCTION OF
 SALES CHARGE:
1 year                        --            --            --           --          4.26          3.63          3.63        4.02
5 years                       --            --            --           --         23.77         19.90            --       22.18
10 years                      --            --            --           --         70.13            --            --          --
Inception                 (12.40)       (12.90)       (12.90)      (12.80)       234.77         37.23         20.92       50.48

                                 IDEX GREAT COMPANIES - AMERICA(SM)                     IDEX GREAT COMPANIES - GLOBAL(2)
                        ---------------------------------------------------    --------------------------------------------------
                             A            B*           C**          M**             A            B*           C**         M**
INCEPTION DATE          07/14/2000    07/14/2000    07/14/2000   07/14/2000    09/15/2000    09/15/2000    09/15/2000  09/15/2000
--------------          ----------    ----------    ----------   ----------    ----------    ----------    ----------  ----------
SALES CHARGE                5.50%            *          none         1.00%         5.50%            *          none        1.00%
12B-1 FEE                   0.35%         1.00%         1.00%        0.90%         0.35%         1.00%         1.00%       0.90%
AVERAGE ANNUAL
 TOTAL RETURN
 INCLUDING SALES
 CHARGE:
1 year                    (19.29)       (19.49)          N/A       (16.84)       (16.75)       (16.95)          N/A      (14.15)
5 years                       --            --           N/A           --            --            --           N/A          --
10 years                      --            --           N/A           --            --            --           N/A          --
Inception                 (13.17)       (12.83)          N/A       (11.95)       (24.18)       (23.86)          N/A      (23.00)
AVERAGE ANNUAL
 TOTAL RETURN
 WITHOUT DEDUCTION
 OF SALES CHARGE:
1 year                    (14.59)       (15.26)       (15.26)      (15.15)       (11.90)       (12.58)       (12.58)     (12.40)
5 years                       --            --            --           --            --            --            --          --
10 years                      --            --            --           --            --            --            --          --
Inception                 (11.01)       (11.67)       (13.05)      (11.57)       (22.14)       (22.77)       (22.77)     (22.64)
CUMULATIVE TOTAL
 RETURN WITHOUT
 DEDUCTION OF SALES
 CHARGE:
1 year                    (14.59)       (15.26)       (15.26)      (15.15)       (11.90)       (12.58)       (12.58)     (12.40)
5 years                       --            --            --           --            --            --            --          --
10 years                      --            --            --           --            --            --            --          --
Inception                 (23.50)       (24.80)       (24.80)      (24.60)       (41.23)       (42.24)       (42.24)     (42.04)

                                IDEX GREAT COMPANIES-TECHNOLOGY(SM)                      IDEX ISABELLE SMALL CAP VALUE
                        ---------------------------------------------------    --------------------------------------------------
                             A            B*           C**          M**             A            B*           C**         M**
INCEPTION DATE          07/14/2000    07/14/2000    07/14/2000   07/14/2000    04/02/2001    04/02/2001    04/02/2001  04/02/2001
--------------          ----------    ----------    ----------   ----------    ----------    ----------    ----------  ----------
SALES CHARGE                5.50%            *          none         1.00%         5.50%            *          none        1.00%
12B-1 FEE                   0.35%         1.00%         1.00%        0.90%         0.35%         1.00%         1.00%       0.90%
AVERAGE ANNUAL
 TOTAL RETURN
 INCLUDING SALES
 CHARGE:
1 year                    (33.33)       (33.61)          N/A       (31.39)       (15.12)       (15.37)          N/A      (12.58)
5 years                       --            --           N/A           --            --            --           N/A          --
10 years                      --            --           N/A           --            --            --           N/A          --
Inception                 (46.09)       (46.03)          N/A       (45.46)        (9.14)        (8.94)          N/A       (7.02)
AVERAGE ANNUAL
 TOTAL RETURN
 WITHOUT DEDUCTION OF
 SALES CHARGE:
1 year                    (29.45)       (30.12)       (30.12)      (29.99)       (10.18)       (10.91)       (10.91)     (10.80)
5 years                       --            --            --           --            --            --            --          --
10 years                      --            --            --           --            --            --            --          --
Inception                 (44.74)       (45.31)       (45.31)      (45.22)        (5.84)        (6.56)        (6.56)      (6.43)
CUMULATIVE TOTAL
 RETURN WITHOUT
 DEDUCTION OF SALES
 CHARGE:
1 year                    (29.45)       (30.12)       (30.12)      (29.99)       (10.18)       (10.91)       (10.91)     (10.80)
5 years                       --            --            --           --            --            --            --          --
10 years                      --            --            --           --            --            --            --          --
Inception                 (74.40)       (75.00)       (75.00)      (74.90)        (9.10)       (10.20)       (10.20)     (10.00)

                                        IDEX JANUS BALANCED                                IDEX JANUS FLEXIBLE INCOME
                         ---------------------------------------------------    --------------------------------------------------
                              A            B*           C**          M**             A            B*           C**         M**
INCEPTION DATE           12/02/1994    10/01/1995    11/01/1999   12/02/1994    06/29/1987    10/01/1995    11/01/1999  10/01/1993
--------------           ----------    ----------    ----------   ----------    ----------    ----------    ----------  ----------
SALES CHARGE                5.50%            *          none         1.00%         4.75%            *          none        1.00%
12b-1 FEE                   0.35%         1.00%         1.00%        0.90%         0.35%         1.00%         1.00%       0.90%
AVERAGE ANNUAL
 TOTAL RETURN
 INCLUDING SALES
 CHARGE:
1 year                     (9.96)       (10.05)          N/A        (7.12)        (0.51)        (1.17)          N/A        1.89
5 years                     5.54          5.92           N/A         5.96          5.06          5.23           N/A        5.29
10 years                      --            --           N/A           --          6.98            --           N/A          --
Inception                  11.01         10.34           N/A        11.07          7.40          6.46           N/A        5.91
AVERAGE ANNUAL
 TOTAL RETURN
 WITHOUT DEDUCTION
 OF SALES CHARGE:
1 year                     (4.72)        (5.31)        (5.31)       (5.23)         4.45          3.83          3.83        3.93
5 years                     6.74          6.08            --         6.18          6.09          5.40            --        5.50
10 years                      --            --            --           --          7.50            --            --          --
Inception                  11.80         10.34         (3.13)       11.21          7.74          6.46          6.45        6.03
CUMULATIVE TOTAL
 RETURN WITHOUT
 DEDUCTION OF Sales
 CHARGE:
1 year                     (4.72)        (5.31)        (5.31)       (5.23)         4.45          3.83          3.83        3.93
5 years                    38.54         34.30            --        34.93         34.40         30.05            --       30.69
10 years                      --            --            --           --        106.16            --            --          --
Inception                 141.87        100.76         (9.10)      131.97        213.98         55.83         20.62       70.16

                                         IDEX Janus Global                           IDEX Janus Growth & Income
                        ---------------------------------------------------    --------------------------------------------------
                             A            B*           C**          M**             A            B*           C**         M**
INCEPTION DATE          10/01/1992    10/01/1995    11/01/1999   10/01/1993    12/15/2000    12/15/2000    12/15/2000  12/15/2000
--------------          ----------    ----------    ----------   ----------    ----------    ----------    ----------  ----------
SALES CHARGE                5.50%            *          none         1.00%         5.50%            *          none        1.00%
12b-1 FEE                   0.35%         1.00%         1.00%        0.90%         0.35%         1.00%         1.00%       0.90%
AVERAGE ANNUAL
 TOTAL RETURN
 INCLUDING SALES
 CHARGE:
1 year                    (23.89)       (24.08)          N/A       (21.59)       (18.68)       (18.83)          N/A      (16.23)
5 years                    (1.77)        (1.44)          N/A        (1.32)           --            --           N/A          --
10 years                    9.03            --           N/A           --            --            --           N/A          --
Inception                   9.86          5.23           N/A         7.61        (18.20)       (18.12)          N/A      (16.70)
AVERAGE ANNUAL
 TOTAL RETURN
 WITHOUT DEDUCTION
 OF SALES CHARGE:
1 year                    (19.46)       (20.09)       (20.09)      (20.00)       (13.94)       (14.56)       (14.56)     (14.53)
5 years                    (0.66)        (1.24)           --        (1.12)           --            --            --          --
10 years                    9.64            --            --           --            --            --            --          --
Inception                  10.48          5.23        (15.34)        7.73        (15.70)       (16.32)       (16.32)     (16.25)
CUMULATIVE TOTAL
 RETURN WITHOUT
 DEDUCTION OF
 SALES CHARGE:
1 year                    (19.46)       (20.09)       (20.09)      (20.00)       (13.94)       (14.56)       (14.56)     (14.53)
5 years                    (3.24)        (6.04)           --        (5.49)           --            --            --          --
10 years                  151.11            --            --           --            --            --            --          --
Inception                 173.00         43.50        (39.33)       96.59        (27.40)       (28.40)       (28.40)     (28.30)


                                               IDEX Janus Growth
                       -----------------------------------------------------------------
                            A            B*           C**          M**          T***
INCEPTION DATE         05/08/1986    10/01/1995    11/01/1999   10/01/1993    06/04/1985
--------------         ----------    ----------    ----------   ----------    ----------
SALES CHARGE              5.50%            *          none         1.00%         8.50
12b-1 FEE                 0.35%         1.00%         1.00%        0.90%         0.00
AVERAGE ANNUAL
 TOTAL RETURN
 INCLUDING SALES
 CHARGE:
1 year                  (23.65)       (23.87)          N/A       (21.31)       (25.72)
5 years                  (2.15)        (1.82)          N/A        (1.72)        (2.44)
10 years                  6.21            --           N/A           --          6.35
Inception                10.48          3.65           N/A         5.50         11.16
AVERAGE ANNUAL
 TOTAL RETURN
 WITHOUT DEDUCTION
 OF SALES CHARGE:
1 year                  (19.21)       (19.86)       (19.86)      (19.72)       (18.82)
5 years                  (1.04)        (1.62)           --        (1.52)        (0.69)
10 years                  6.82            --            --           --          7.30
Inception                10.86          3.65        (24.76)        5.61         11.72
CUMULATIVE TOTAL
 RETURN WITHOUT
 DEDUCTION OF
 SALES CHARGE:
1 year                  (19.21)       (19.86)       (19.86)      (19.72)       (18.82)
5 years                  (5.10)        (7.85)           --        (7.38)        (3.42)
10 years                 93.37            --            --           --        102.27
Inception               447.34         28.91        (57.42)       64.22        588.79

                                   IDEX Jennison Equity Opportunity                      IDEX LKCM Strategic TOTAL RETURN
                         ---------------------------------------------------    --------------------------------------------------
                              A            B*           C**          M**             A            B*           C**         M**
INCEPTION DATE           02/01/1996    02/01/1996    11/01/1999   02/01/1996    12/02/1994    10/01/1995    11/01/1999  12/02/1994
--------------           ----------    ----------    ----------   ----------    ----------    ----------    ----------  ----------
SALES CHARGE                5.50%            *          none         1.00%         5.50%            *          none        1.00%
12b-1 FEE                   0.35%         1.00%         1.00%        0.90%         0.35%         1.00%         1.00%       0.90%
AVERAGE ANNUAL
 TOTAL RETURN
 INCLUDING SALES
 CHARGE:
1 year                    (19.18)       (19.34)          N/A       (16.60)       (10.72)       (10.81)          N/A       (7.91)
5 years                    (7.31)        (7.03)          N/A        (6.92)         0.01          0.32           N/A        0.41
10 years                      --            --           N/A           --            --            --           N/A          --
Inception                  (1.13)        (0.90)          N/A        (0.94)         7.00          5.49           N/A        7.05
AVERAGE ANNUAL
 TOTAL RETURN
 WITHOUT DEDUCTION
 OF SALES CHARGE:
1 year                    (14.47)       (15.10)       (15.10)      (14.91)        (5.52)        (6.12)        (6.12)      (6.04)
5 years                    (6.25)        (6.84)           --        (6.73)         1.15          0.51            --        0.61
10 years                      --            --            --           --            --            --            --          --
Inception                  (0.29)        (0.90)       (13.79)       (0.79)         7.76          5.49         (4.66)       7.19
CUMULATIVE TOTAL
 RETURN WITHOUT
 DEDUCTION OF
 SALES CHARGE:
1 year                    (14.47)       (15.10)       (15.10)      (14.91)        (5.52)        (6.12)        (6.12)      (6.04)
5 years                   (27.60)       (29.84)           --       (29.42)         5.88          2.59            --        3.08
10 years                      --            --            --           --            --            --            --          --
Inception                  (1.97)        (5.95)       (35.94)       (5.24)        80.76         46.04        (13.34)      73.28

                                      IDEX Marsico Growth****                              IDEX PBHG Mid Cap Growth
                        ---------------------------------------------------    --------------------------------------------------
                             A            B*           C**          M**             A            B*           C**         M**
INCEPTION DATE          03/01/1999    03/01/1999    11/01/1999   03/01/1999    03/01/1999    03/01/1999    11/01/1999  03/01/1999
--------------          ----------    ----------    ----------   ----------    ----------    ----------    ----------  ----------
SALES CHARGE                5.50%            *          none         1.00%         5.50%            *          none        1.00%
12b-1 FEE                   0.35%         1.00%         1.00%        0.90%         0.35%         1.00%         1.00%       0.90%
AVERAGE ANNUAL TOTAL
 Return Including
 SALES CHARGE:
1 year                    (21.46)       (21.64)          N/A       (19.07)       (24.51)       (24.74)          N/A      (22.27)
5 years                       --            --           N/A           --            --            --           N/A          --
10 years                      --            --           N/A           --            --            --           N/A          --
Inception                  (8.41)        (8.17)          N/A        (7.81)        (8.93)        (8.74)          N/A       (8.39)
AVERAGE ANNUAL
 TOTAL RETURN
 WITHOUT DEDUCTION
 OF SALES CHARGE:
1 year                    (16.88)       (17.52)       (17.52)      (17.43)       (20.11)       (20.78)       (20.78)     (20.69)
5 years                       --            --            --           --            --            --            --          --
10 years                      --            --            --           --            --            --            --          --
Inception                  (6.99)        (7.66)       (13.05)       (7.56)        (7.52)        (8.24)       (20.94)      (8.14)
Cumulative
 TOTAL RETURN
 WITHOUT DEDUCTION
 OF SALES CHARGE:
1 year                    (16.88)       (17.52)       (17.52)      (17.43)       (20.11)       (20.78)       (20.78)     (20.69)
5 years                       --            --            --           --            --            --            --          --
10 years                      --            --            --           --            --            --            --          --
Inception                 (23.35)       (25.37)       (34.27)      (25.07)       (24.94)       (27.07)       (50.60)     (26.77)

                                       IDEX PIMCO TOTAL RETURN                                 IDEX Salomon All Cap
                         ---------------------------------------------------    --------------------------------------------------
                              A            B*           C**          M**             A            B*           C**         M**
INCEPTION DATE           03/01/2002    03/01/2002    03/01/2002   03/01/2002    03/01/1999    03/01/1999    11/01/1999  03/01/1999
--------------           ----------    ----------    ----------   ----------    ----------    ----------    ----------  ----------
SALES CHARGE                4.75%            *          none         1.00%         5.50%            *          none        1.00%
12b-1 FEE                   0.35%         1.00%         1.00%        0.90%         0.35%         1.00%         1.00%       0.90%
AVERAGE ANNUAL
 TOTAL RETURN
 INCLUDING SALES
 CHARGE:
1 year                        --            --           N/A           --        (27.65)       (27.90)          N/A      (25.52)
5 years                       --            --           N/A           --            --            --           N/A          --
10 years                      --            --           N/A           --            --            --           N/A          --
Inception                  (0.81)        (1.20)          N/A         1.81          0.83          1.18           N/A        1.53
AVERAGE ANNUAL
 TOTAL RETURN
 WITHOUT DEDUCTION
 OF SALES CHARGE:
1 year                        --            --            --           --        (23.44)       (24.11)       (24.11)     (24.00)
5 years                       --            --            --           --            --            --            --          --
10 years                      --            --            --           --            --            --            --          --
Inception                   4.13          3.80          3.80         3.85          2.39          1.70         (3.01)       1.81
CUMULATIVE TOTAL
 RETURN WITHOUT
 DEDUCTION OF Sales
 CHARGE:
1 year                        --            --            --           --        (23.44)       (24.11)       (24.11)     (24.00)
5 years                       --            --            --           --            --            --            --          --
10 years                      --            --            --           --            --            --            --          --
Inception                   4.13          3.80          3.80         3.85          9.07          6.39         (8.76)       6.80

                                     IDEX Salomon Investors Value                       IDEX T. Rowe Price Health Sciences
                         ---------------------------------------------------    --------------------------------------------------
                             A            B*           C**          M**             A            B*           C**         M**
INCEPTION DATE           02/01/1997    02/01/1997    11/01/1999   02/01/1997    03/01/2002    03/01/2002    03/01/2002  03/01/2002
--------------           ----------    ----------    ----------   ----------    ----------    ----------    ----------  ----------
SALES CHARGE                5.50%            *          none         1.00%         5.50%            *          none        1.00%
12b-1 FEE                   0.35%         1.00%         1.00%        0.90%         0.35%         1.00%         1.00%       0.90%
AVERAGE ANNUAL
 TOTAL RETURN
 INCLUDING SALES
 CHARGE:
1 year                    (21.47)       (21.60)          N/A       (19.00)           --            --           N/A          --
5 years                    (2.82)        (2.53)          N/A        (2.43)           --            --           N/A          --
10 years                      --            --           N/A           --            --            --           N/A          --
Inception                   0.27          0.46           N/A         0.56        (21.75)       (21.72)          N/A      (19.24)
AVERAGE ANNUAL
 TOTAL RETURN
 WITHOUT DEDUCTION
 OF SALES CHARGE:
1 year                    (16.90)       (17.47)       (17.47)      (17.35)           --            --            --          --
5 years                    (1.71)        (2.33)           --        (2.23)           --            --            --          --
10 years                      --            --            --           --            --            --            --          --
Inception                   1.26          0.63         (3.19)        0.73        (17.20)       (17.60)       (17.60)     (17.60)
CUMULATIVE TOTAL
 RETURN WITHOUT
 DEDUCTION OF Sales
 CHARGE:
1 year                    (16.90)       (17.47)       (17.47)      (17.35)           --            --            --          --
5 years                    (8.26)       (11.13)           --       (10.66)           --            --            --          --
10 years                      --            --            --           --            --            --            --          --
Inception                   7.46          3.67         (9.26)        4.28        (17.20)       (17.60)       (17.60)     (17.60)

                                     IDEX T. Rowe Price Small Cap                    IDEX T. Rowe Price Tax-Efficient Growth
                         ---------------------------------------------------    --------------------------------------------------
                              A            B*           C**          M**             A            B*           C**         M**
INCEPTION DATE           03/01/1999    03/01/1999    11/01/1999   03/01/1999    03/01/1999    03/01/1999    11/01/1999  03/01/1999
--------------           ----------    ----------    ----------   ----------    ----------    ----------    ----------  ----------
SALES CHARGE                5.50%            *          none         1.00%         5.50%            *          none        1.00%
12b-1 FEE                   0.35%         1.00%         1.00%        0.90%         0.35%         1.00%         1.00%       0.90%
AVERAGE ANNUAL
 TOTAL RETURN
 INCLUDING SALES
 CHARGE:
1 year                    (21.77)       (21.95)          N/A       (19.39)       (19.86)       (20.05)          N/A      (17.39)
5 years                       --            --           N/A           --            --            --           N/A          --
10 years                      --            --           N/A           --            --            --           N/A          --
Inception                  (7.29)        (7.02)          N/A        (6.66)        (6.70)        (6.41)          N/A       (6.04)
AVERAGE ANNUAL
 TOTAL RETURN
 WITHOUT DEDUCTION
 OF SALES CHARGE:
1 year                    (17.22)       (17.85)       (17.85)      (17.76)       (15.20)       (15.84)       (15.84)     (15.71)
5 years                       --            --            --           --            --            --            --          --
10 years                      --            --            --           --            --            --            --          --
Inception                  (5.85)        (6.50)       (10.70)       (6.40)        (5.25)        (5.89)        (7.76)      (5.78)
CUMULATIVE TOTAL
 RETURN WITHOUT
 DEDUCTION OF Sales
 CHARGE:
1 year                    (17.22)       (17.85)       (17.85)      (17.76)       (15.20)       (15.84)       (15.84)     (15.71)
5 years                       --            --            --           --            --            --            --          --
10 years                      --            --            --           --            --            --            --          --
Inception                 (19.84)       (21.88)       (28.79)      (21.57)       (17.97)       (19.98)       (21.52)     (19.64)

AVERAGE ANNUAL
TOTAL RETURN               IDEX Transamerica Conservative High Yield Bond          IDEX Transamerica Convertible Securities
                         ---------------------------------------------------    --------------------------------------------------
                              A            B*           C**          M**             A            B*           C**         M**
INCEPTION DATE           06/14/1985    10/01/1995    11/01/1999   10/01/1993    03/01/2002    03/01/2002    03/01/2002  03/01/2002
--------------           ----------    ----------    ----------   ----------    ----------    ----------    ----------  ----------
SALES CHARGE                4.75%            *          none         1.00%         4.75%            *          none        1.00%
12b-1 FEE                   0.35%         1.00%         1.00%        0.90%         0.35%         1.00%         1.00%       0.90%
AVERAGE ANNUAL
 TOTAL RETURN
 INCLUDING SALES
 CHARGE:
1 year                    (12.82)       (13.58)          N/A       (10.76)           --            --           N/A          --
5 years                     0.39          0.54           N/A         0.64            --            --           N/A          --
10 years                    4.95            --           N/A           --            --            --           N/A          --
Inception                   7.66          3.36           N/A         3.69         (9.91)       (10.40)          N/A       (7.52)
AVERAGE ANNUAL
 TOTAL RETURN
 WITHOUT DEDUCTION
 OF SALES CHARGE:
1 year                     (8.48)        (9.03)        (9.03)       (8.95)           --            --            --          --
5 years                     1.37          0.73            --         0.84            --            --            --          --
10 years                    5.46            --            --           --            --            --            --          --
Inception                   7.96          3.36          0.14         3.80         (5.42)        (5.68)        (5.68)      (5.64)
CUMULATIVE TOTAL
 RETURN WITHOUT
 DEDUCTION OF Sales
 CHARGE:
1 year                     (8.48)        (9.03)        (9.03)       (8.95)           --            --            --          --
5 years                     7.06          3.71            --         4.27            --            --            --          --
10 years                   70.17            --            --           --            --            --            --          --
Inception                 278.62         26.41          0.43        40.33         (5.42)        (5.68)        (5.68)      (5.64)

                                      IDEX Transamerica Equity                       IDEX Transamerica Growth Opportunities
                         ---------------------------------------------------    --------------------------------------------------
                              A            B*           C**          M**             A            B*           C**         M**
INCEPTION DATE           03/01/2000    03/01/2000    03/01/2000   03/01/2000    03/01/2000    03/01/2000    03/01/2000  03/01/2000
--------------           ----------    ----------    ----------   ----------    ----------    ----------    ----------  ----------
SALES CHARGE                5.50%            *          none         1.00%         5.50%            *          none        1.00%
12b-1 FEE                   0.35%         1.00%         1.00%        0.90%         0.35%         1.00%         1.00%       0.90%
AVERAGE ANNUAL
 TOTAL RETURN
 INCLUDING SALES
 CHARGE:
1 year                    (18.25)       (18.50)          N/A       (15.79)        (5.46)        (5.67)          N/A       (2.50)
5 years                       --            --           N/A           --            --            --           N/A          --
10 years                      --            --           N/A           --            --            --           N/A          --
Inception                 (21.62)       (21.49)          N/A       (20.78)       (25.55)       (25.47)          N/A      (24.78)
AVERAGE ANNUAL
 TOTAL RETURN
 WITHOUT DEDUCTION
 OF SALES CHARGE:
1 year                    (13.50)       (14.22)       (14.22)      (14.08)         0.05         (0.70)        (0.70)      (0.52)
5 years                       --            --            --           --            --            --            --          --
10 years                      --            --            --           --            --            --            --          --
Inception                 (19.94)       (20.59)       (20.59)      (20.48)       (23.96)       (24.61)       (24.61)     (24.49)
CUMULATIVE TOTAL
 RETURN WITHOUT
 DEDUCTION OF
 SALES CHARGE:
1 year                    (13.50)       (14.22)       (14.22)      (14.08)         0.05         (0.70)        (0.70)      (0.52)
5 years                       --            --            --           --            --            --            --          --
10 years                      --            --            --           --            --            --            --          --
Inception                 (44.80)       (46.00)       (46.00)      (45.80)       (51.90)       (53.00)       (53.00)     (52.80)

                                    IDEX Transamerica Money Market                       IDEX Transamerica Value Balanced
                         ---------------------------------------------------    --------------------------------------------------
                              A            B*           C**          M**             A            B*           C**         M**
INCEPTION DATE           03/01/2002    03/01/2002    03/01/2002   03/01/2002    10/01/1995    10/01/1995    11/01/1999  10/01/1995
--------------           ----------    ----------    ----------   ----------    ----------    ----------    ----------  ----------
SALES CHARGE                none          none          none         1.00%         5.50%            *          none        1.00%
12b-1 FEE                   0.35%         1.00%         1.00%        0.90%         0.35%         1.00%         1.00%       0.90%
AVERAGE ANNUAL
 TOTAL RETURN
 INCLUDING SALES
 CHARGE:
1 year                                      --           N/A           --        (17.97)       (18.03)          N/A      (15.36)
5 years                                     --           N/A           --         (1.58)        (1.28)          N/A       (1.18)
10 years                                    --           N/A           --            --            --           N/A          --
Inception                                (4.72)          N/A        (1.70)         3.17          3.34           N/A        3.30
AVERAGE ANNUAL
 TOTAL RETURN
 WITHOUT DEDUCTION
 OF SALES CHARGE:
1 year                        --            --            --           --        (13.20)       (13.72)       (13.72)     (13.64)
5 years                       --            --            --           --         (0.46)        (1.08)           --       (0.98)
10 years                      --            --            --           --            --            --            --          --
Inception                   0.56          0.28          0.28         0.30          3.99          3.34         (2.41)       3.44
CUMULATIVE TOTAL
 RETURN WITHOUT
 DEDUCTION OF
 SALES CHARGE:
1 year                        --            --            --           --        (13.20)       (13.72)       (13.72)     (13.64)
5 years                       --            --            --           --         (2.27)        (5.27)           --       (4.82)
10 years                      --            --            --           --            --            --            --          --
Inception                   0.56          0.28          0.28         0.30         31.96         26.23         (7.06)      27.10

-----------------

* The contingent deferred sales charge on redemption of Class B shares is 5% during the first year, 4% during the second year, 3% during the third year, 2% during the fourth year, 1% during the fifth and sixth years and 0% during the seventh year and later. The contingent deferred sales charge on Class M shares is 1% during the first 18 months. The Class A and T shares are subject to a 1% contingent deferred sales charge in certain circumstances.

**    Effective November 11, 2002, this class was closed to new investors.

*** Performance of Class T Shares of IDEX Janus Growth is based on the historical performance of IDEX Fund from its inception on June 4, 1985 until the reorganization of IDEX Fund and IDEX Fund 3 into Class T Shares of IDEX Series Fund Growth Portfolio on September 20, 1996; and the historical performance of Class T Shares of IDEX Janus Growth thereafter.

**** Prior to November 1, 2002, Goldman Sachs Asset Management served as sub-adviser and the fund was named IDEX Goldman Sachs Growth.

Information is not included in the table for IDEX Clarion Real Estate Securities and IDEX PIMCO Real Return TIPS as they commenced operations on March 1, 2003.In addition, information is not included for Class L shares as they became available November 11, 2002.

AFTER TAX PERFORMANCE

   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/02*                                     IDEX ALGER AGGRESSIVE GROWTH

                                                                     ONE YEAR                 FIVE YEARS         TEN YEARS
                                                                                                              (OR LIFE OF FUND)
   RETURN BEFORE TAXES                                               (39.06)%                   (3.09)%             7.58%
   RETURN AFTER TAXES ON DISTRIBUTIONS**                             (39.06)%                   (3.77)%             6.51%
   RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF                   (23.79)%                   (2.12)%             6.31%
   FUND SHARES**
                                                                    -------                     ------              ------
   S&P 500 CLASS A                                                   (22.09)%                   (0.58)%             10.38%
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR
   TAXES)

   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/02*                            IDEX AMERICAN CENTURY INCOME & GROWTH
                                                                     ONE YEAR                              FIVE YEARS
                                                                                                        (OR LIFE OF FUND)
   RETURN BEFORE TAXES                                               (24.19)%                               (11.05)%
   RETURN AFTER TAXES ON DISTRIBUTIONS**                             (24.19)%                               (11.05)%
   RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF                   (14.73)%                                (8.65)%
   FUND SHARES**                                                    -------                                 ------

   S&P 500 CLASS A                                                   (22.09)%                               (13.18)%
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR
   TAXES)

                                                                              IDEX AMERICAN CENTURY INTERNATIONAL
   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/02*
                                                                     ONE YEAR                  FIVE YEARS         TEN YEARS
                                                                                                              (OR LIFE OF FUND)
   RETURN BEFORE TAXES                                               (24.45)%                   (6.35)%            (4.41)%
   RETURN AFTER TAXES ON DISTRIBUTIONS**                             (24.45)%                   (7.00)%            (5.02)%
   RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF                   (14.89)%                   (4.80)%            (3.38)%
   FUND SHARES**                                                     ------                     -----              -----

   MSCI-EAFE CLASS A                                                 (15.66)%                   (2.62)%            (1.29)%
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR
   TAXES)

   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/02*                      IDEX ASSET ALLOCATION - CONSERVATIVE PORTFOLIO(1)

                                                                     ONE YEAR                              FIVE YEARS
                                                                                                        (OR LIFE OF FUND)
   RETURN BEFORE TAXES                                                  N/A                                    N/A
   RETURN AFTER TAXES ON DISTRIBUTIONS**                                N/A                                    N/A
   RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF                      N/A                                    N/A
   FUND SHARES**                                                     ------                                -------

   LBAB CLASS A                                                         N/A                                    N/A
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR
   TAXES)

   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/02*                    IDEX ASSET ALLOCATION - GROWTH PORTFOLIO(1)

                                                                     ONE YEAR                 FIVE YEARS
                                                                                           (OR LIFE OF FUND)
   RETURN BEFORE TAXES                                                  N/A                       N/A
   RETURN AFTER TAXES ON DISTRIBUTIONS**                                N/A                       N/A
   RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF                      N/A                       N/A
   FUND SHARES**                                                     ------                    ------

   WILSHIRE 5000 CLASS A                                                N/A                       N/A
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR
   TAXES)

   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/02*                        IDEX ASSET ALLOCATION - MODERATE PORTFOLIO(1)

                                                                     ONE YEAR                              FIVE YEARS
                                                                                                        (OR LIFE OF FUND)
   RETURN BEFORE TAXES                                                  N/A                                    N/A
   RETURN AFTER TAXES ON DISTRIBUTIONS**                                N/A                                    N/A
   RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF                      N/A                                    N/A
   FUND SHARES**                                                     ------                                  -----

   WILSHIRE 5000 CLASS A                                                N/A                                    N/A
   LBAB
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR
   TAXES)

   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/02*                    IDEX ASSET ALLOCATION - MODERATE GROWTH PORTFOLIO(1)

                                                                     ONE YEAR                             FIVE YEARS
                                                                                                       (OR LIFE OF FUND)
   RETURN BEFORE TAXES                                                  N/A                                   N/A
   RETURN AFTER TAXES ON DISTRIBUTIONS**                                N/A                                   N/A
   RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF                      N/A                                   N/A
   FUND SHARES**                                                     ------                                 -----

   WILSHIRE 5000 CLASS A                                                N/A                                   N/A
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR
   TAXES)

   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/02*                            IDEX CLARION REAL ESTATE SECURITIES(2)

                                                                     ONE YEAR                             FIVE YEARS
                                                                                                       (OR LIFE OF FUND)
   RETURN BEFORE TAXES                                                  N/A                                   N/A
   RETURN AFTER TAXES ON DISTRIBUTIONS**                                N/A                                   N/A
   RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF                      N/A                                   N/A
   FUND SHARES**
                                                                     ------                                  -----
                         INDEX                                          N/A                                   N/A

   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/02*                             IDEX FEDERATED TAX EXEMPT

                                                          ONE YEAR         FIVE YEARS        TEN YEARS           LIFE OF FUND
   RETURN BEFORE TAXES                                      3.53%            3.26%             4.88%                6.87%
   RETURN AFTER TAXES ON DISTRIBUTIONS**                    3.53%            3.13%             4.60%                6.64%
   RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF          3.56%            3.31%             4.64%                6.61%
   FUND SHARES**                                            ----             ----              ----                 ----

   LBMB CLASS A                                             9.60%            6.06%             6.71%                8.52%
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR
   TAXES)

   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/02*                               IDEX GREAT COMPANIES - AMERICA(SM)

                                                                     ONE YEAR                             FIVE YEARS
                                                                                                       (OR LIFE OF FUND)
   RETURN BEFORE TAXES                                               (25.88)%                               (12.94)%
   RETURN AFTER TAXES ON DISTRIBUTIONS**                             (25.88)%                               (12.94)%
   RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF                   (15.76)%                               (10.32)%
   FUND SHARES**
                                                                     ------                                 ------
   S&P 500 CLASS A                                                   (22.09)%                               (18.52)%
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR
   TAXES)

   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/02*                               IDEX GREAT COMPANIES - GLOBAL(2)

                                                                     ONE YEAR                              FIVE YEARS
                                                                                                       (OR LIFE OF FUND)
   RETURN BEFORE TAXES                                               (25.52)%                               (22.93)%
   RETURN AFTER TAXES ON DISTRIBUTIONS**                             (25.52)%                               (22.96)%
   RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF                   (15.54)%                               (17.98)%
   FUND SHARES**                                                     ------                                 ------

   MSCIW CLASS A                                                     (19.54)%                               (20.15)%
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR
   TAXES)

   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/02*                             IDEX GREAT COMPANIES - TECHNOLOGY(SM)

                                                                     ONE YEAR                              FIVE YEARS
                                                                                                       (OR LIFE OF FUND)
   RETURN BEFORE TAXES                                               (42.75)%                               (44.14)%
   RETURN AFTER TAXES ON DISTRIBUTIONS**                             (42.75)%                               (44.14)%
   RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF                   (26.04)%                               (32.23)%
   FUND SHARES**                                                     ------                                 ------

   NASDAQ COMPOSITE CLASS A                                          (31.53)%                               (37.46)%
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR
   TAXES)


   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/02*                                 IDEX ISABELLE SMALL CAP VALUE

                                                                     ONE YEAR                              FIVE YEARS
                                                                                                       (OR LIFE OF FUND)
   RETURN BEFORE TAXES                                               (20.25)%                               (6.48)%
   RETURN AFTER TAXES ON DISTRIBUTIONS**                             (20.25)%                               (6.48)%
   RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF                   (12.33)%                               (5.16)%
   FUND SHARES**                                                     ------                                ------

   RUSSELL 2000 CLASS A                                              (20.48)%                               (7.53)%
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR
   TAXES)

   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/02*                                  IDEX JANUS BALANCED

                                                               ONE YEAR               FIVE YEARS                 TEN YEARS
                                                                                                             (OR LIFE OF FUND)
   RETURN BEFORE TAXES                                         (12.32)%                  5.21%                     10.71%
   RETURN AFTER TAXES ON DISTRIBUTIONS**                       (12.86)%                  4.48%                      8.80%
   RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF              (7.49)%                  3.97%                      7.99%
   FUND SHARES**
                                                               ------                   -----                      -----
   S&P 500 CLASS A                                             (22.09)%                 (0.58)%                    10.38%
   LBGC CLASS A                                                 11.04%                   7.62%                      8.66%
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR
   TAXES)

   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/02*                                   IDEX JANUS FLEXIBLE INCOME

                                                            ONE YEAR            FIVE YEARS          TEN YEARS        LIFE OF FUND
   RETURN BEFORE TAXES                                       4.18%                 5.14%              6.95%              7.46%
   RETURN AFTER TAXES ON DISTRIBUTIONS**                     2.52%                 2.94%              4.43%              4.70%
   RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF           2.49%                 2.98%              4.29%              4.67%
   FUND SHARES**                                             ----                  ----               ----               ----

   LBGC CLASS A                                              11.04%                7.62%              7.61%              8.57%
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR
   TAXES)

   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/02*                                        IDEX JANUS GLOBAL

                                                            ONE YEAR            FIVE YEARS          TEN YEARS        LIFE OF FUND
   RETURN BEFORE TAXES                                      (31.02)%              (2.42)%             7.91%              9.53%
   RETURN AFTER TAXES ON DISTRIBUTIONS**                    (31.02)%              (2.78)%             6.83%              8.46%
   RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF          (18.89)%              (1.65)%             6.44%              7.96%
   FUND SHARES**                                            ------                -----               ----               ----

   MSCIW CLASS A                                            (19.54)%              (1.76)%             6.70%              6.51%
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR
   TAXES)

   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/02*                                     IDEX JANUS GROWTH & INCOME

                                                                       ONE YEAR                               FIVE YEARS
                                                                                                           (OR LIFE OF FUND)
   RETURN BEFORE TAXES                                                 (24.07)%                                (17.24)%
   RETURN AFTER TAXES ON DISTRIBUTIONS**                               (24.07)%                                (17.24)%
   RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF                     (14.66)%                                (13.77)%
   FUND SHARES**                                                       ------                                  ------

   S&P 500 CLASS A                                                     (22.09)%                                (16.53)%
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR
   TAXES)

   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/02*                                      IDEX JANUS GROWTH

                                                            ONE YEAR           FIVE YEARS         TEN YEARS         LIFE OF FUND
   RETURN BEFORE TAXES                                      (34.49)%            (2.61)%             5.29%              10.34%
   RETURN AFTER TAXES ON DISTRIBUTIONS**                    (34.49)%            (3.60)%             3.53%               8.21%
   RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF          (21.01)%            (1.03)%             4.52%               8.52%
   FUND SHARES**                                            ------              -----               ----               -----

   S&P 500 CLASS A                                          (22.09)%            (0.58)%             9.34%              10.93%
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR
   TAXES)

   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/02*                              IDEX JENNISON EQUITY OPPORTUNITY

                                                                ONE YEAR                 FIVE YEARS                 TEN YEARS
                                                                                                                (OR LIFE OF FUND)
   RETURN BEFORE TAXES                                          (25.27)%                   (6.38)%                   (0.63)%
   RETURN AFTER TAXES ON DISTRIBUTIONS**                        (25.27)%                   (7.74)%                   (2.37)%
   RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF              (15.39)%                   (5.38)%                   (1.12)%
   FUND SHARES**                                               -------                    ------                     -----

   S&P 500 CLASS A                                              (22.09)%                   (0.58)%                    6.44%
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR
   TAXES)


   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/02*                              IDEX LKCM STRATEGIC TOTAL RETURN

                                                               ONE YEAR                 FIVE YEARS                 TEN YEARS
                                                                                                               (OR LIFE OF FUND)
   RETURN BEFORE TAXES                                         (15.57)%                   (0.87)%                    6.79%
   RETURN AFTER TAXES ON DISTRIBUTIONS**                       (16.21)%                   (1.68)%                    5.71%
   RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF             (9.47)%                    (0.97)%                    5.18%
   FUND SHARES**                                              ------                     -----                      -----

   S&P 500 CLASS A                                             (22.09)%                   (0.58)%                   10.38%
   LBIGC CLASS A                                                 9.84%                     7.49%                     8.00%
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR
   TAXES)

   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/02*                                  IDEX MARSICO GROWTH(3)

                                                                     ONE YEAR                                FIVE YEARS
                                                                                                         (OR LIFE OF FUND)
   RETURN BEFORE TAXES                                               (31.13)%                                 (9.35)%
   RETURN AFTER TAXES ON DISTRIBUTIONS**                             (31.13)%                                 (9.47)%
   RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF                   (18.96)%                                 (7.29)%
   FUND SHARES**                                                     ------                                   -----

   S&P 500 CLASS A                                                   (22.09)%                                 (7.26)%
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR
   TAXES)

   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/02*                                  IDEX PBHG MID CAP GROWTH

                                                                     ONE YEAR                               FIVE YEARS
                                                                                                        (OR LIFE OF FUND)
   RETURN BEFORE TAXES                                               (34.30)%                                (9.41)%
   RETURN AFTER TAXES ON DISTRIBUTIONS**                             (34.30)%                                (9.57)%
   RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF                   (20.89)%                                (7.32)%
   FUND SHARES**                                                     ------                                   -----

   RUSSELL MID CAP GROWTH CLASS A                                    (27.41)%                                (5.95)%
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR
   TAXES)

   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/02*                                 IDEX PIMCO REAL RETURN TIPS(2)

                                                                     ONE YEAR                                FIVE YEARS
                                                                                                         (OR LIFE OF FUND)
   RETURN BEFORE TAXES                                                  N/A                                     N/A
   RETURN AFTER TAXES ON DISTRIBUTIONS**                                N/A                                     N/A
   RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF                      N/A                                     N/A
   FUND SHARES**                                                     ------                                   -----
                         INDEX                                          N/A                                     N/A
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR
   TAXES)

   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/02*                                  IDEX PIMCO TOTAL RETURN(1)

                                                                     ONE YEAR                                FIVE YEARS
                                                                                                         (OR LIFE OF FUND)
   RETURN BEFORE TAXES                                                  N/A                                     N/A
   RETURN AFTER TAXES ON DISTRIBUTIONS**                                N/A                                     N/A
   RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF                      N/A                                     N/A
   FUND SHARES**                                                     ------                                   -----

   LBAB CLASS A                                                         N/A                                     N/A
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR
   TAXES)

   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/02*                                   IDEX SALOMON ALL CAP

                                                                     ONE YEAR                              FIVE YEARS
                                                                                                        (OR LIFE OF FUND)
   RETURN BEFORE TAXES                                               (30.89)%                                 1.77%
   RETURN AFTER TAXES ON DISTRIBUTIONS**                             (30.89)%                                 1.22%
   RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF                   (18.81)%                                 1.19%
   FUND SHARES**                                                     ------                                  -----

   RUSSELL 3000 CLASS A                                              (21.54)%                                (6.28)%
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR
   TAXES)

   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/02*                                 IDEX SALOMON INVESTORS VALUE

                                                                     ONE YEAR         FIVE YEARS             TEN YEARS
                                                                                                         (OR LIFE OF FUND)
   RETURN BEFORE TAXES                                               (24.68)%           (2.72)%               0.67%
   RETURN AFTER TAXES ON DISTRIBUTIONS**                             (24.83)%           (3.00)%               0.40%
   RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF                   (14.93)%           (2.20)%               0.49%
   FUND SHARES**                                                     ------             -----                 -----

   S&P 500 CLASS A                                                   (22.09)%           (0.58)%               3.41%
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR
   TAXES)

   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/02*                            IDEX T. ROWE PRICE HEALTH SCIENCES(1)

                                                                     ONE YEAR                                FIVE YEARS
                                                                                                         (OR LIFE OF FUND)
   RETURN BEFORE TAXES                                                  N/A                                     N/A
   RETURN AFTER TAXES ON DISTRIBUTIONS**                                N/A                                     N/A
   RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF                      N/A                                     N/A
   FUND SHARES**                                                     ------                                   -----

   S&P 500 CLASS A                                                      N/A                                     N/A
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR
   TAXES)

   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/02*                                 IDEX T. ROWE PRICE SMALL CAP

                                                                     ONE YEAR                                FIVE YEARS
                                                                                                         (OR LIFE OF FUND)
   RETURN BEFORE TAXES                                               (31.76)%                                 (6.67)%
   RETURN AFTER TAXES ON DISTRIBUTIONS**                             (31.76)%                                 (6.90)%
   RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF                   (19.34)%                                 (5.30)%
   FUND SHARES**                                                     ------                                   -----

   RUSSELL 2000 CLASS A                                              (20.48)%                                  0.75%
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR
   TAXES)

   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/02*                            IDEX T. ROWE PRICE TAX-EFFICIENT GROWTH

                                                                     ONE YEAR                                FIVE YEARS
                                                                                                         (OR LIFE OF FUND)
   RETURN BEFORE TAXES                                               (27.01)%                                 (6.81)%
   RETURN AFTER TAXES ON DISTRIBUTIONS**                             (27.01)%                                 (6.95)%
   RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF                   (16.45)%                                 (5.40)%
   FUND SHARES**                                                     ------                                   -----

   S&P 500 CLASS A                                                   (22.09)%                                 (7.26)%
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR
   TAXES)

   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/02*                         IDEX TRANSAMERICA CONSERVATIVE HIGH YIELD BOND

                                                            ONE YEAR           FIVE YEARS         TEN YEARS          LIFE OF FUND
   RETURN BEFORE TAXES                                      (6.33)%              1.15%              5.23%                7.90%
   RETURN AFTER TAXES ON DISTRIBUTIONS**                    (9.01)%             (1.70)%             2.08%                4.41%
   RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF          (3.86)%             (0.44)%             2.64%                4.70%
   FUND SHARES**                                            -----                ----               ----                 ----

   MERRILL LYNCH CLASS A                                    (1.14)%              1.24%              6.35%                8.98%
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR
   TAXES)

   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/02*                                 IDEX TRANSAMERICA CONVERTIBLE SECURITIES(1)

                                                                            ONE YEAR                               FIVE YEARS
                                                                                                               (OR LIFE OF FUND)
   RETURN BEFORE TAXES                                                        N/A                                     N/A
   RETURN AFTER TAXES ON DISTRIBUTIONS**                                      N/A                                     N/A
   RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF                            N/A                                     N/A
   FUND SHARES**                                                           ------                                   -----

   MERRILL LYNCH ALL U.S. CLASS A                                             N/A                                     N/A
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR
   TAXES)

   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/02*                                         IDEX TRANSAMERICA EQUITY

                                                                            ONE YEAR                               FIVE YEARS
                                                                                                                (OR LIFE OF FUND)
   RETURN BEFORE TAXES                                                      (27.60)%                                (20.38)%
   RETURN AFTER TAXES ON DISTRIBUTIONS**                                    (27.60)%                                (20.38)%
   RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF                          (16.81)%                                (15.58)%
   FUND SHARES**                                                            ------                                   -----

   S&P 500 CLASS A                                                          (22.09)%                                (13.18)%
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR
   TAXES)

   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/02*                                  IDEX TRANSAMERICA GROWTH OPPORTUNITIES

                                                                            ONE YEAR                               FIVE YEARS
                                                                                                               (OR LIFE OF FUND)
   RETURN BEFORE TAXES                                                      (18.44)%                                (24.47)%
   RETURN AFTER TAXES ON DISTRIBUTIONS**                                    (18.44)%                                (24.47)%
   RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF                          (11.23)%                                (18.47)%
   FUND SHARES**                                                            ------                                   -----

   RUSSELL 2000 CLASS A                                                     (20.48)%                                (12.29)%
   RUSSELL 2500 CLASS A                                                     (29.09)%                                (26.07)%
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR
   TAXES)

   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/02*                                     IDEX TRANSAMERICA MONEY MARKET(1)

                                                                            ONE YEAR                               FIVE YEARS
                                                                                                               (OR LIFE OF FUND)
   RETURN BEFORE TAXES                                                        N/A                                     N/A
   RETURN AFTER TAXES ON DISTRIBUTIONS**                                      N/A                                     N/A
   RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF                            N/A                                     N/A
   FUND SHARES**
                                                                            -----                                   -----
   N/A                                                                        N/A                                     N/A
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR
   TAXES)


   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/02*                                     IDEX TRANSAMERICA VALUE BALANCED

                                                                    ONE YEAR                 FIVE YEARS               TEN YEARS
                                                                                                                  (OR LIFE OF FUND)
   RETURN BEFORE TAXES                                              (18.95)%                   (1.29)%                  3.58%
   RETURN AFTER TAXES ON DISTRIBUTIONS**                            (19.55)%                   (2.66)%                  2.15%
   RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF                  (11.53)%                   (1.43)%                  2.41%
   FUND SHARES**                                                    ------                      ----                    ----

   RUSSELL 1000  CLASS A                                            (15.52)%                    1.16%                   8.91%
   LBIGC CLASS A                                                      9.84%                     7.49%                   7.29%
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR
   TAXES)

Note:    Standard and Poor's 500 Composite Stock Index (S & P 500)

         Morgan Stanley International- Europe, Australasia, Far East
          Index (MSCI-EAFE)

         Lehman Brothers Municipal Bond Index (LBMB)

         Morgan Stanley Capital International World Index (MSCIW)

         NASDAQ Composite Index (NASDAQ Composite)

         Russell 2000 Index (Russell 2000)

         Lehman Brothers U.S. Government/Credit Index (LBGC)

         Lehman Brothers Intermediate U.S. Government/Credit Index (LBIGC)

         Russell Mid Cap Growth Index (Russell Mid Cap)

         Russell 3000 Index (Russell 3000)

         Merrill Lynch High Yield Master Index (Merrill Lynch)

         Russell 2500 Index (Russell 2500)

         Lehman Brothers Aggregate Bond Index (LBAB)

         Wilshire 5000 Total Market Index (Wilshire 5000)

         Merrill Lynch All U.S. Convertibles Index (Merrill Lynch All U.S.)

* Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax exempt or tax deferred account. After-tax returns are presented for only one class, Class A shares, and returns for other classes will vary.

** The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

(1) Because the fund commenced operations in March 2002, no historical performance information is presented here. Performance information will be presented for the fund after it has been in operation for one complete calendar year.

(2) No information is included, as this fund commenced operations on March 1, 2003.

(3) Prior to November 1, 2002, Goldman Sachs Asset Management served as sub-adviser and the fund was named IDEX Goldman Sachs Growth.

The current yield for a particular class of shares of each of IDEX Janus Flexible Income, IDEX Federated Tax Exempt, IDEX Transamerica Conservative High-Yield Bond, IDEX Janus Balanced, IDEX Transamerica Value Balanced or IDEX LKCM Strategic Total Return is computed in accordance with a standardized method prescribed by rules of the SEC. The yield is computed by dividing the fund's investment income per share earned during a particular 30-day base period (including dividends, if any and interest earned, minus expenses excluding reductions for affiliated brokerage and custody earnings credits accrued during the period) by the maximum offering price per share on the last day of the base period and then annualizing the result.

                                CURRENT YIELD(1)

IDEX Asset Allocation - Conservative Portfolio
   Class A                                                               1.2291%
   Class B                                                               0.6500%
   Class C*                                                              0.6516%
   Class M**                                                             0.7455%

IDEX Federated Tax Exempt
   Class A                                                               2.7924%
   Class B                                                               2.2863%
   Class C*                                                              2.2829%
   Class M**                                                             2.6553%

IDEX Janus Balanced
   Class A                                                               0.9849%
   Class B                                                               0.4083%
   Class C*                                                              0.4082%
   Class M**                                                             0.5007%

IDEX Janus Flexible Income
   Class A                                                               2.6309%
   Class B                                                               2.1208%
   Class C*                                                              2.1219%
   Class M**                                                             2.1972%

IDEX LKCM Strategic Total Return
   Class A                                                               1.3659%
   Class B                                                               0.8148%
   Class C*                                                              0.8151%
   Class M**                                                             0.9020%

IDEX PIMCO Total Return
   Class A                                                               2.6774%
   Class B                                                               2.1658%
   Class C*                                                              2.1712%
   Class M**                                                             2.2486%

IDEX Transamerica Conservative High-Yield Bond
   Class A                                                               9.9238%
   Class B                                                               9.7495%
   Class C*                                                              9.7583%
   Class M**                                                             9.7552%

IDEX Transamerica Convertible Securities
   Class A                                                               2.9730%
   Class B                                                               2.4955%
   Class C*                                                              2.4237%
   Class M**                                                             2.5380%

IDEX Transamerica Value Balanced
   Class A                                                               2.2629%
   Class B                                                               1.7776%
   Class C*                                                              1.7778%
   Class M**                                                             1.8555%

(1) Information is not included for Class L shares as they became available November 11, 2002.

*     Effective November 11, 2002, this class was closed to new investors.

The tax equivalent yield of IDEX Federated Tax Exempt is computed by dividing that portion of the yield (as computed above) which is tax-exempt by one minus an assumed tax rate of 28% and adding the product to that portion, if any, of the fund's yield that is not tax-exempt. The tax equivalent yield of IDEX Federated Tax Exempt Class A, Class B, Class C and Class M shares based on a 30-day period ended October 31, 2002 was 3.88%, 3.18%, 3.17% and 3.69%, respectively. Class L shares became available November 11, 2002, so no information is included.

From time to time in advertisements or sales material, a fund may present and discuss its performance rankings and/or ratings or other information as published by recognized mutual fund statistical services or by publications of general interest such as Wall Street Journal, Boston Globe, New York Times, Los Angeles Times, Christian Science Monitor, USA Today, Tampa Tribune, St. Petersburg Times, Financial Times, Hartford Current, International Herald Tribune, Investor's Business Daily, Boston Herald, Washington Post, Kiplinger's Washington Letter, Kiplinger's Tax Report, Kiplinger's Personal Finance Magazine, Barron's, Business Week, Financial Services Week, National Underwriter, Time, Newsweek, Pensions & Investments, U.S. News and World Report, Morningstar Mutual Fund Values, Economist, Bank Letter, Boston Business Journal, Research Recommendations, Facs of the Week, Money, Modern Maturity, Forbes, Fortune, Financial Planner, American Banker, U.S. Banker, ABA Banking Journal, Institutional Investor (U.S./Europe), Registered Representative, Independent Agent, American Demographics, Trusts & Estates, Credit Union Management, Personal Investor, New England Business, Business Month, Gentlemen's Quarterly, Employee Research Report, Employee Benefit Plan Review, ICI Mutual Fund News, Succeed, Johnson Charts, Weisenberger Investment Companies Service, Mutual Fund Quarterly, Financial World Magazine, Consumer Reports, Babson-United Mutual Fund Selector and Mutual Fund Encyclopedia (Dearborn Financial Publishing). A fund may also advertise non-standardized performance information which is for a period in addition to those required to be presented, or which provides actual year-by-year return, or any combination thereof, or both. For Class A, Class M and Class T shares, non-standardized performance may also be that which does not reflect deduction of the maximum sales charge applicable to Class A, Class M and Class T shares or the contingent deferred sales charge applicable to Class B and under certain circumstances Class A, Class M and Class T shares. In addition, a fund may, as appropriate, compare its performance to that of other types of investments such as certificates of deposit, savings accounts and U.S. Treasuries, or to certain interest rate and inflation indices, such as the Consumer Price Index. A fund may also advertise various methods of investing including, among others, dollar cost averaging and may use compounding illustrations to show the results of such investment methods. IDEX or its Distributor may also from time to time in advertisements or sales material present tables or other information comparing tax-exempt yields to the equivalent taxable yields, whether with specific reference to IDEX Federated Tax Exempt or otherwise.

                              FINANCIAL STATEMENTS

Audited financial statements for the funds for the fiscal year ended October 31, 2002 are incorporated by reference from the IDEX Annual Report dated October 31, 2002.